UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-10389

 NAME OF REGISTRANT:                     Tax-Managed International
                                         Equity Portfolio



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 255 State Street
                                         Boston, MA 02109

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Alan R. Dynner, Esq.
                                         255 State Street
                                         Boston, MA 02109

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2005 - 06/30/2006


Tax-Managed International Equity Portfolio
--------------------------------------------------------------------------------------------------------------------------
 ACERGY SA                                                                                   Agenda Number:  700883069
--------------------------------------------------------------------------------------------------------------------------
        Security:  L8873E103
    Meeting Type:  EGM
    Meeting Date:  03-Apr-2006
          Ticker:
            ISIN:  LU0075646355
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE MEETING HELD ON 24 FEB               Non-Voting    No vote
       2006 HAS BEEN POSTPONED DUE TO LACK OF QUORUM
       AND THAT THE SECOND CONVOCATION WILL BE HELD
       ON 03 APR 2006. IF YOU HAVE ALREADY SENT YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU

1.     Approve to change the Company s Article 1, Second         Mgmt          For                            For
       paragraph, the whole of this Article 1 to read:
       it will be styled  Acergy S.A. ; the effective
       date of the change to the Company s name will
       not be 01 MAR 2006; and authorize the Company
       s Board of Directors to fix the adjourned meeting




--------------------------------------------------------------------------------------------------------------------------
 ACERGY SA                                                                                   Agenda Number:  700937963
--------------------------------------------------------------------------------------------------------------------------
        Security:  L8873E103
    Meeting Type:  AGM
    Meeting Date:  15-May-2006
          Ticker:
            ISIN:  LU0075646355
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the annual meeting date                           Mgmt          For                            For

2.     Approve the consolidated financial statements             Mgmt          For                            For

3.     Approve the unconsolidated balance sheet and              Mgmt          For                            For
       statement of profit and loss of the Company

4.     Approve the consolidated balance sheet and statements     Mgmt          For                            For
       of operation of the Company

5.     Grant discharge to the Board of Directors and             Mgmt          For                            For
       the Statutory Auditors of the Company

6.     Approve the authorization for share repurchases           Mgmt          For                            For

7.     Elect 6 Directors of the Company                          Mgmt          For                            For

8.     Elect the Statutory Auditors and the Independent          Mgmt          For                            For
       Auditors

9.     Amend the Company s Articles of Incorporation             Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ADVANTAGE ENERGY INCOME FUND                                                                Agenda Number:  932473236
--------------------------------------------------------------------------------------------------------------------------
        Security:  00762L101
    Meeting Type:  Special
    Meeting Date:  26-Apr-2006
          Ticker:  AAV
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     THE APPOINTMENT OF COMPUTERSHARE TRUST COMPANY            Mgmt          For                            For
       OF CANADA, AS TRUSTEE OF THE TRUST FOR THE
       ENSUING YEAR;

02     THE SELECTION OF FIVE (5) OF THE SEVEN (7) DIRECTORS      Mgmt          For                            For
       OF AOG AS SPECIFIED IN THE INFORMATION CIRCULAR
       - PROXY STATEMENT OF THE TRUST DATED MARCH
       7, 2006 (THE  INFORMATION CIRCULAR - PROXY
       STATEMENT );

03     THE APPOINTMENT OF KPMG LLP, CHARTERED ACCOUNTANTS,       Mgmt          For                            For
       AS AUDITORS OF THE TRUST FOR THE ENSUING YEAR;

04     THE RESOLUTION SET FORTH IN THE INFORMATION               Mgmt          For                            For
       CIRCULAR APPROVING THE RESERVATION AND ISSUANCE
       OF UP TO 2,000,000 TRUST UNITS AS PAYMENT (IN
       LIEU OF CASH) OF THE ANNUAL PERFORMANCE FEE
       PAYABLE TO OR AS DIRECTED BY ADVANTAGE INVESTMENT
       MANAGEMENT LTD., MANAGER OF THE TRUST AS SPECIFIED
       IN THE INFORMATION CIRCULAR - PROXY STATEMENT.




--------------------------------------------------------------------------------------------------------------------------
 AEON CO.,LTD.                                                                               Agenda Number:  700900637
--------------------------------------------------------------------------------------------------------------------------
        Security:  J00288100
    Meeting Type:  AGM
    Meeting Date:  12-May-2006
          Ticker:
            ISIN:  JP3388200002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please note this announcement is being provided           Non-Voting    No vote
       to inform you that the true agenda has been
       released and is available for your review.

1.     Amend the Articles of Incorporation                       Mgmt          For                            *

2.1    Elect a Director                                          Mgmt          For                            *

2.2    Elect a Director                                          Mgmt          For                            *

2.3    Elect a Director                                          Mgmt          For                            *

2.4    Elect a Director                                          Mgmt          For                            *

2.5    Elect a Director                                          Mgmt          For                            *

2.6    Elect a Director                                          Mgmt          For                            *

2.7    Elect a Director                                          Mgmt          For                            *

2.8    Elect a Director                                          Mgmt          For                            *

3.     Approve Issuance of Share Purchase Warrants               Mgmt          Abstain                        *
       to a Third Party or Third Parties on Favorable
       Conditions




--------------------------------------------------------------------------------------------------------------------------
 ANGLO-IRISH BANK CORP PLC                                                                   Agenda Number:  700857658
--------------------------------------------------------------------------------------------------------------------------
        Security:  G03815118
    Meeting Type:  AGM
    Meeting Date:  27-Jan-2006
          Ticker:
            ISIN:  IE00B06H8J93
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the statement of the accounts         Mgmt          No vote
       for the YE 30 SEP 2005 and the Director s and
       the Auditors reports thereon

2.     Declare a dividend                                        Mgmt          No vote

3.A    Re-elect Mr. Fintan Drury as a Director, who              Mgmt          No vote
       retires in accordance with the Articles of
       Association

3.B    Re-elect Mr. Sean FitzPatrick as a Director,              Mgmt          No vote
       who retires in accordance with the Articles
       of Association

3.C    Re-elect Mr. Michael Jacob as a Director, who             Mgmt          No vote
       retires in accordance with the Articles of
       Association

4.     Authorize the Directors to determine the remuneration     Mgmt          No vote
       of the Auditors

5.     Approve the aggregate remuneration of the Non-Executive   Mgmt          No vote
       Directors be amount, not in excess of EUR 1,500,000
       per annum, as may be agreed by the Board, to
       be divided between such Directors in accordance
       with the provision of Article 78 of the Articles
       of Association

S.6    Authorize the Company and/or any subsidiary               Mgmt          No vote
       being a body corporate as referred to in the
       European Communities  Public Limited Subsidiaries
       Regulations 1997  of the Company, to make
       market purchases  Section 212 of the Companies
       Act 1990  the 1990 Act   of shares of any class
       of the Company on such terms and conditions
       and in such manner as the Directors may from
       time to time determine in accordance with and
       subject to the provisions of the 1990 Act,
       and Article 8(c) of the Articles of Association
       of the Company; authorize the Company to reissue
       price range at which any treasury shares  Section
       209 of the 1990 Act  for the time being may
       be reissued off market shall be the price range
       as specified in Article 8 d  of the Articles
       of Association of the Company; and  Authority
       expire at the earlier of the date of the next
       AGM of the Company or 26 APR 2007

S.7    Authorize the Directors, for the purpose of               Mgmt          No vote
       Section 20 of the Companies  Amendment  Act
       the 1983 Act  to allot and issue relevant
       securities pursuant to and in accordance with
       Article 8(a) of the Articles of Association
       of the Company;  Authority expire at the earlier
       of the date of the next AGM of the Company
       or 26 APR 2007 ; and amend, in accordance with
       the provisions of the 1983 Act , Article 8(a)
       and Article 8(a) (ii) by substitution therefor
       with the words as specified

S.8    Authorize the Directors, for the purpose of               Mgmt          No vote
       Section 24 of the Companies  Amendment  Act
       1983  the 1983 Act  to allot equity securities
       for cash pursuant to and in accordance with
       Article 8 b  of the Articles of Association
       of the Company;  Authority expire at the earlier
       of the date of the next AGM of the Company
       or 26 APR 2007 , in accordance with the provisions
       of the 1990 Act and Article 8(b)




--------------------------------------------------------------------------------------------------------------------------
 AUSTRALIA & NEW ZEALAND BANKING GROUP LTD                                                   Agenda Number:  700838002
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q09504137
    Meeting Type:  AGM
    Meeting Date:  16-Dec-2005
          Ticker:
            ISIN:  AU000000ANZ3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the concise annual report, the financial          Non-Voting    No vote
       report and the reports of the Directors and
       of the Auditors for the YE 30 SEP 2005

2.     Adopt the Remuneration Report for the YE 30               Mgmt          For                            For
       SEP 2005

3.a    Re-elect Dr. R.S. Dean as a Director, who retires         Mgmt          For                            For
       in accordance with the Company s Constitution

3.b    Re-elect Mr. D.M. Gonski AO as a Director, who            Mgmt          For                            For
       retires in accordance with the Company s Constitution

3.c    Re-elect Mr. C.B. Goode AC as a Director, who             Mgmt          For                            For
       retires in accordance with the Company s Constitution

S.4    Amend the Company s Constitution by making the            Mgmt          For                            For
       amendments as specified in the document

5.     Authorize the Company to enter into the Director          Mgmt          For                            For
       s Access, Insurance and Indemnity Deed between
       the Company and each current and future Director
       of the Company in substantially the same form
       as that which is submitted to the 2005 AGM
       and signed by the Chairman for the purposes
       of identification, and to the Company providing
       the benefits in accordance with the Deed to
       current and future Directors; and authorize
       any Director and Secretary of the Company to
       execute on behalf of the Company, the Directors
       Access, Insurance and Indemnity Deeds

6.     Approve, due to the Company s existing Directors          Mgmt          For                            For
       Retirement Scheme being discontinued with
       effect on and from 01 OCT 2005, to: a) amend
       the Directors  Retirement Scheme as specified;
       b) to acquire an interest in fully paid ordinary
       shares of the Company by or on behalf of the
       Non-Executive Directors as specified, who would
       otherwise have become entitled to a payment
       on retirement under the Directors  Retirement
       Scheme

7.     Approve that the maximum annual aggregate of              Mgmt          For                            For
       remuneration  Company s Constitution  the Non-Executive
       Directors to be paid for their services as
       Directors out of the funds of the Company under
       Rule 10.2(a) of the Constitution be increased
       by AUD 500,000 and fixed at AUD 3,000,000




--------------------------------------------------------------------------------------------------------------------------
 AVIVA PLC                                                                                   Agenda Number:  700918064
--------------------------------------------------------------------------------------------------------------------------
        Security:  G0683Q109
    Meeting Type:  AGM
    Meeting Date:  10-May-2006
          Ticker:
            ISIN:  GB0002162385
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts of the Company for the               Mgmt          For                            For
       YE 31 DEC 2005 together with the reports of
       the Directors and the Auditors thereon

2.     Declare a final dividend of 17.44 pence ordinary          Mgmt          For                            For
       share of the Company for the YE 31 DEC 2005

3.     Elect Ms. Mary Francis as a Director until the            Mgmt          For                            For
       conclusion of the next general meeting

4.     Re-elect Mr. Richard Harvey as a Director, who            Mgmt          For                            For
       retires by rotation under Company  Article
       of Association

5.     Re-elect Mr. Carole Piwnica as a Director, who            Mgmt          For                            For
       retires by rotation under Company  Article
       of Association

6.     Re-elect Mr. Philip Scott as a Director, who              Mgmt          For                            For
       retires by rotation under Company  Article
       of Association

7.     Re-elect Mr. Patrick Snowball as a Director,              Mgmt          For                            For
       who retires by rotation under Company  Article
       of Association

8.     Re-elect Mr. Derek Stevens as a Director                  Mgmt          For                            For

9.     Re-elect Mr. Andre Villeneuve as a Director               Mgmt          For                            For

10.    Re-appoint Ernst & Young LLP as the Auditors              Mgmt          For                            For
       of the Company until the conclusion of the
       next AGM

11.    Authorize the Directors to determine the Auditor          Mgmt          For                            For
       s remuneration

12.    Approve to renew the authority conferred on               Mgmt          For                            For
       the Directors by Article 5.04(A) of the Company
       s Articles of Association with the Section
       80 amount being GBP 150 millions  Authority
       expires the earlier of the next AGM of the
       Company or 15 months

S.13   Approve to renew the authority conferred on               Mgmt          For                            For
       the Directors by Article 5.04(B) of the Company
       s Articles of Association with the Section
       89 amount being GBP 29 millions  Authority
       expires the earlier of the next AGM of the
       Company or 15 months

14.    Approve, subject to the Section 241A of the               Mgmt          For                            For
       Companies Act 1985, the remuneration report
       and accounts for the YE 31 DEC 2005

S.15   Authorize the Directors to increase share capital         Mgmt          For                            For
       of Company from GBP1.45 billion and EUR 700
       million to GBP 1.95 billion and EUR 700 million
       by creating 500 million preference shares of
       GBP1each;and the Directors may allot new preference
       shares after the any such contract as if the
       power conferred hereby had not expired ;and
       pursuant to Section 95 of the Companies Act
       1985, to allot new preference shares for cash,
       disapplying the statutory pre-emption rights
       Section 89(1) ;  Authority expires the earlier
       of the next AGM of the Company in 2011or 5years
       ; and also Amend Article 3.06 in the Company
       s Articles of Association

S.16   Authorize the Company, pursuant to the authorities        Mgmt          For                            For
       contained in the Articles of Association of
       the Company, to make one or more market purchases
       Section 163(3) of the Companies Act 1985
       of up to 239 million ordinary shares of 25pence
       each in the capital of the Company, at a minimum
       price of 25pence and not more than 5% above
       the average market value for such shares derived
       from the London Stock Exchange Daily Official
       List, over the previous 5 business days;  Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or 15 months ; the
       Company, before the expiry, may make a contract
       to purchase ordinary shares which will or may
       be executed wholly or partly after such expiry

S.17   Authorize the Company, pursuant to the authorities        Mgmt          For                            For
       contained in the Articles of Association of
       the Company, to make market purchases  Section
       163(3) of the Companies Act 1985  of 8   %
       cumulative irredeemable preference shares up
       to 100 million 8   % cumulative preference
       shares of 25pence each in the capital of the
       Company, at a minimum price of 25pence and
       not more than 5% above the average market value
       for 8   % cumulative preference shares derived
       from the London Stock Exchange Daily Official
       List, over the previous 5 business days;  Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or15 months ; the Company,
       before the expiry, may make a contract to purchase
       8   % cumulative preference shares which will
       or may be executed wholly or partly after such
       expiry

S.18   Authorize the Company, pursuant to the authorities        Mgmt          For                            For
       contained in the Articles of Association of
       the Company, to make market purchases  Section
       163(3) of the Companies Act 1985  of 8   %
       cumulative irredeemable preference shares up
       to 100 million 8   % cumulative preference
       shares of GBP1 each in the capital of the Company,
       at a minimum price of GBP1 and not more than
       5% above the average market value for 8   %
       cumulative preference shares derived from the
       London Stock Exchange Daily Official List,
       over the previous 5 business days;  Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or15 months ; the Company,
       before the expiry, may make a contract to purchase
       8   % cumulative preference shares which will
       or may be executed wholly or partly after such
       expiry




--------------------------------------------------------------------------------------------------------------------------
 AXA, PARIS                                                                                  Agenda Number:  700832822
--------------------------------------------------------------------------------------------------------------------------
        Security:  F06106102
    Meeting Type:  EGM
    Meeting Date:  16-Dec-2005
          Ticker:
            ISIN:  FR0000120628
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       A Verification Period exists in France.  Please           Non-Voting    No vote
       see http://ics.adp.com/marketguide for complete
       information.  Verification Period:  Registered
       Shares: 1 to 5 days prior to the meeting date,
       depends on company s by-laws.  Bearer Shares:
       6 days prior to the meeting date.    French
       Resident Shareowners must complete, sign and
       forward the Proxy Card directly to the sub
       custodian.  Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.       The following
       applies to Non-Resident Shareowners:      Proxy
       Cards:  ADP will forward voting instructions
       to the Global Custodians that have become Registered
       Intermediaries, on ADP Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact ADP.
       Trades/Vote Instructions:  Since France
       maintains a Verification Period, for vote instructions
       submitted that have a trade transacted (sell)
       for either the full security position or a
       partial amount after the vote instruction has
       been submitted to ADP and the Global Custodian
       advises ADP of the position change via the
       account position collection process, ADP has
       a process in effect which will advise the Global
       Custodian of the new account position available
       for voting. This will ensure that the local
       custodian is instructed to amend the vote instruction
       and release the shares for settlement of the
       sale transaction.  This procedure pertains
       to sale transactions with a settlement date
       prior to Meeting Date + 1

1.     Acknowledge the merger project of Finaxa into             Mgmt          For                            For
       Axa as per the Private Deed dated 29 JUN 2005,
       under which it is stated that Finaxa shall
       contribute the total of its assets with the
       corresponding taking-over of all its liabilities,
       approves all the terms of this project and
       also: the total net value of the assets brought
       by Finaxa of EUR 4,993,106,908.00; the consideration
       for the contributions with an exchange ratio
       of 15 Axa shares for 4 Finaxa shares; the date
       for the transaction definitive completion set
       on 16 DEC 2005 subject to the satisfaction
       of the conditions precedent pursuant to Article
       12 of the Merger Agreement; the taking over
       by Axa of Finaxa s commitments regarding the
       debt securities issued by Finaxa; the Finaxa
       shares held by Finaxa will not be exchanged
       and consequently decides, subject to the satisfaction
       of the conditions precedent pursuant to Article
       12 of the Merger Agreement, to increase the
       share capital to EUR 684,738,292.95 to increase
       it from EUR 4,375,603,269.94 to EUR 5,060,341,562.89
       by the creation of 299,012,355 new fully paid-up
       Axa shares of a par value of EUR 2.29 each
       to be distributed among the shareholders of
       the acquired Company with a ratio of exchange
       of 15 Axa shares against 4 Finaxa shares; these
       new shares shall rank pari passu with the other
       shares comprising the share capital and shall
       give right to income allocation and reserves
       distribution as of the day the merger is definitively
       completed; the difference between the total
       net value of the assets brought by Finaxa of
       EUR 4,993,106,908.00 and the amount of the
       share capital increase of EUR 684,738,292.95
       represents a merger premium of EUR 4,308,368,615.05
       and shall be credited to a contribution premium
       account; as a result of this merger, the shares
       issued by Axa will be granted a double voting
       right

2.     Authorize the Executive Committee, subject to             Mgmt          For                            For
       the satisfaction of the conditions precedent
       pursuant to Article 12 of the Merger Agreement,
       to proceed with deductions from the merger
       premium in order to rebuild, to Axa s liabilities,
       the regulated reserves and provisions existing
       in Finaxa s balance sheet and to charge all
       or part of the merger costs and to rebuild
       the legal reserve to one-tenth of the capital
       after the merger

3.     Acknowledge that 336,338,096 Axa shares will              Mgmt          For                            For
       appear among the assets brought by Finaxa plus
       1,152,720 Axa shares resulting from Finaxa
       shares purchased from Axa participations 2;
       approve, subject to the definitive merger completion
       to cancel all of these 337,490,816 shares by
       reducing the capital to EUR 772,853,968.64
       and to charge the difference between the contribution
       or the purchase value of these shares  i.e.
       EUR 6,152,844,825.40  and their nominal value
       i.e. EUR 772,853,968.64 , i.e. EUR 5,379,990,856.76
       against the merger premium up to the disposable
       amount and the balance against the share premium
       and authorize the Executive Committee to take
       all necessary measures and accomplish all necessary
       formalities

4.     Acknowledge the resumption by Axa of Finaxa               Mgmt          For                            For
       s commitments concerning the 1997-2006 convertible
       bonds issued by Finaxa as of the merger completion,
       the Finaxa convertible bonds will give right
       to Axa shares, taking into account the exchange
       ratio of 15 Axa shares for 4 Finaxa shares;
       the merger approval entails the cancellation
       of the shareholders  preferential subscription
       right in favour of the convertible bondholders;
       approve to cancel, in favour of these bondholders,
       the preferential subscription right for the
       shares issued by Axa as these bonds are converted.
       the maximum number of shares to be issued is
       476,755 and authorize the Executive Committee
       to take al l necessary measures and accomplish
       all necessary formalities

5.     Acknowledge the resumption by Axa of Finaxa               Mgmt          For                            For
       s commitments concerning the Finaxa stock subscription
       option holders after the merger completion,
       these holders will be granted Axa shares taking
       into account the exchange ratio of 15 Axa shares
       for 4 Finaxa shares; approve to cancel in favour
       of these option holders, the preferential subscription
       right for the shares issued by Axa as these
       options are exercised and authorize the Executive
       to take all necessary measures and accomplish
       all necessary formalities

6.     Approve that the date of the merger is set on             Mgmt          For                            For
       16 DEC 2005, the 299,012,355 new fully paid-up
       shares of a par value of EUR 2.29 each issued
       in consideration for the merger of Finaxa into
       Axa, will be allocated to Finaxa s shareholders
       with a ratio of exchange of 15 Axa shares against
       4 Finaxa shares consequently, Finaxa shall
       be dissolved without liquidation on 16 DEC
       2005

7.     Amend, pursuant to the adoption of the above              Mgmt          For                            For
       resolutions, Article 6 of the Bylaws  capital
       stock  as follows: the share capital is set
       at EUR 5,060,341,562.89 and is divided into
       2,209,756,141 shares fully paid in

8.     Approve the terms and characteristics of the              Mgmt          For                            For
       bonds convertible in Axa shares reserved for
       Finaxa 3% 1998-2007 bondholders, subject to
       the adoption of the 9th resolution to issue
       without the shareholders  preferential subscription
       rights for the new shares 12,445,887 bonds
       convertible into Axa s shares; total amount
       of the loan: EUR 1,043,587,624.95 number of
       convertible bonds to be issued: 12,445,887
       nominal value of a convertible bond: EUR 83.85
       issue price: the issuance is carried out through
       the exchange of Finaxa 3% 1998-2007 bonds cum
       rights date: 19 DEC 2005 conversion parity:
       each convertible bond will give right to subscribe
       for 4.06 Axa shares; the new shares will be
       subject to the statutory provisions and shall
       rank pari passu with the old shares are converted,
       the share capital will increase to a maximum
       nominal amount of EUR 115,714,389.79, i.e,
       a total amount of EUR 1,233,262,942.83  includes
       the share premium ; authorize the Executive
       Committee to take all  necessary measures and
       accomplish all necessary formalities

9.     Approve, for all of the convertible bonds to              Mgmt          For                            For
       be issued pursuant to the 8th resolution, to
       cancel the shareholders  preferential subscription
       rights in favor of the Finaxa 3% 1998-2007
       bondholders

10.    Authorize the Executive Committee to increase             Mgmt          Against                        Against
       the share capital on 1 or more occasions at
       its sole discretion, by issuance without the
       shareholders  preferential subscription rights
       of equity securities or securities giving access
       to Axa capital in favor of employees and former
       employees of the Company and of the Axa Group
       who are Members of a Company Savings Plan;
       this delegation is given for a 26-month period
       and for an amount that shall not exceed EUR
       150,000,000.00 and to take all necessary measures
       and accomplish all necessary formalities; this
       authorization supersedes the fraction unused
       of the authorization granted by the shareholders
       meeting of 20 APR 2005 in its resolution number
       24

11.    Grant all powers to the bearer of an original             Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by Law

       PLEASE NOTE THAT THE RESOLUTION 8 AND 9 WILL              Non-Voting    No vote
       NOT BE SUBJECT TO THE VOTE. HOWEVER, FOR TECHNICAL
       REASONS, THE PROXY FORM REMAINS UNCHANGED.
       THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO THE            Non-Voting    No vote
       ADDITION OF A COMMENT. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 AXA, PARIS                                                                                  Agenda Number:  700905005
--------------------------------------------------------------------------------------------------------------------------
        Security:  F06106102
    Meeting Type:  MIX
    Meeting Date:  04-May-2006
          Ticker:
            ISIN:  FR0000120628
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       A Verification Period exists in France. Please            Non-Voting    No vote
       see http://ics.adp.com/marketguide for complete
       information.  Verification Period:  Registered
       Shares: 1 to 5 days prior to the meeting date,
       depends on the Company s By-laws.  Bearer Shares:
       6 days prior to the meeting date.  French Resident
       Shareowners must complete, sign and forward
       the Proxy Card directly to the sub custodian.
       Please contact your Client Service Representative
       to obtain the necessary card, account details
       and directions.    The following applies to
       Non-Resident Shareowners:

O.1    Receive the reports of the Executive Committee,           Mgmt          For                            For
       the Supervisory Board and the Auditor s general
       report, and approve the Company s financial
       statements and the balance sheet for the YE
       31 DEC 2005

O.2    Receive the reports of the Executive Committee,           Mgmt          For                            For
       the Supervisory Board and the Statutory Auditors,
       and approve the consolidated financial statements
       for the said YE

O.3    Approve the recommendations of the Executive              Mgmt          For                            For
       Committee and the Supervisory Board and appropriate
       the income for the FY as follows: profit for
       the FY: EUR 1,136,542,567.00, retained earnings:
       EUR 2,029,100,681.00, available amount for
       allocation: EUR 3,165,643,248.00, allocation
       : to the dividend : EUR 1,647,012,404.00, retained
       earnings: EUR 1,518,630,844.00, the shareholders
       will receive a net dividend of EUR 0.88 per
       share for 1,871,605,004 shares, and will entitle
       to the 40% allowance provided by the French
       Tax Code, i.e. EUR 0.35 per share; this dividend
       will be paid on 12 MAY 2006; in the event that
       the Company holds some of its own shares on
       such date, the amount of the unpaid dividend
       on such shares shall be allocated to the retained
       earnings account

O.4    Acknowledge the special report of the Auditors            Mgmt          For                            For
       on agreements governed by Article L.225-86
       of the French Commercial Code, and approve
       said report and the agreements referred to
       therein

O.5    Appoint Mr. Norbert Dentressangle as a Member             Mgmt          For                            For
       of the Supervisory Board, for a 4-year period

O.6    Approve to renew the appointment of Cabinet               Mgmt          For                            For
       PricewaterhouseCoopers Audit as the Statutory
       Auditor for a 6-year period

O.7    Approve to renew the appointment of Mr. Patrick           Mgmt          For                            For
       Frotiee as the Deputy Auditor for a 6-year
       period

O.8    Authorize the Executive Committee, in substitution        Mgmt          For                            For
       to the authority given by Resolution 14 of
       the shareholders  meeting of 20 APR 2005, to
       buy back the Company s shares on the open market,
       subject to the conditions described below:
       maximum purchase price: EUR 45.00, maximum
       number of shares to be acquired: 10% of the
       share capital, i.e. 187,160,500;  Authority
       expires at the end of 18 months ; to take all
       necessary measures and accomplish all necessary
       formalities

E.9    Grant all powers to the Executive Committee,              Mgmt          For                            For
       in substitution to the authority given by Resolution
       27 of the shareholders  meeting of 20 APR 2005,
       to reduce the share capital, on one or more
       occasions and at its sole discretion, by canceling
       all or part of the shares held by the Company
       in connection with the Stock Repurchase Plan
       decided by Resolution O.8,  up to a maximum
       of 10% of the share capital over a 24 month
       period;  Authority expires at the end of 18
       months ; to take all necessary measures and
       accomplish all necessary formalities

E.10   Grant all powers to the bearer of an original,            Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by law




--------------------------------------------------------------------------------------------------------------------------
 BAA PLC                                                                                     Agenda Number:  700742439
--------------------------------------------------------------------------------------------------------------------------
        Security:  G12924109
    Meeting Type:  AGM
    Meeting Date:  15-Jul-2005
          Ticker:
            ISIN:  GB0000673409
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report of the Directors and the               Mgmt          No vote
       Auditors and the accounts for the YE 31 MAR
       2005

2.     Approve the report on the Directors  remuneration         Mgmt          No vote
       for the YE 31 MAR 2005

3.     Declare the final dividend of 14.3 pence per              Mgmt          No vote
       ordinary share of the Company

4.     Elect Mr. Marcus Agius as a Director of the               Mgmt          No vote
       Company, who retires by rotation

5.     Elect Mr. Mark Clare as a Director of the Company,        Mgmt          No vote
       who retires by rotation

6.     Elect Mr. Chris Fay as a Director of the Company,         Mgmt          No vote
       who retires by rotation

7.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          No vote
       Auditors of the Company to hold office until
       the conclusion of the next general meeting
       at which accounts are laid

8.     Authorize the Directors to determine the remuneration     Mgmt          No vote
       of the Auditors

S.9    Authorize the Directors, pursuant to Section              Mgmt          No vote
       95(1) of the Companies Act 1985, to allot equity
       securities  Section 94(2) of the Act  for cash,
       disapplying the statutory pre-emption rights
       Section 89(1) of the Act , provided that this
       power is limited to: a) the allotment of equity
       securities in connection with a rights issue,
       open offer or other offer of securities in
       favor of the holders of ordinary shares; and
       b) the allotment  otherwise than pursuant to
       sub-paragraph (a) above  of equity securities
       up to an aggregate nominal amount of GBP 53,826,000
       being 53,826,000 ordinary shares of GBP 1 each;
       Authority expires on the date of the next
       AGM ; and authorize the Directors to allot
       equity securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry

10.    Approve to: a) amend the BAA Deferred Annual              Mgmt          No vote
       Bonus Plan  the Plan ; b) authorize the Directors
       to do all such acts and things as they consider
       necessary to give effect; c) authorize the
       Directors to establish further schemes based
       on the terms of the Plan but modified to take
       account of local tax, exchange control or securities
       laws, provided any shares made available under
       such further schemes are treated as counted
       against any limits on individual or overall
       participation in the Plan

S.11   Amend the Company s Articles of Association               Mgmt          No vote
       by the insertion of the new Article 84A as
       specified




--------------------------------------------------------------------------------------------------------------------------
 BANCO BILBAO VIZCAYA ARGENTARIA SA, BILBAO                                                  Agenda Number:  700876367
--------------------------------------------------------------------------------------------------------------------------
        Security:  E11805103
    Meeting Type:  AGM
    Meeting Date:  17-Mar-2006
          Ticker:
            ISIN:  ES0113211835
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       18 MAR 2006. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the annual accounts and the Management            Mgmt          For                            For
       report of Banco Bilbao Vizcaya Argentaria,
       S.A. and its consolidated Group, application
       of profits, distribution of a dividend, the
       Company Management all of the foregoing with
       reference to the YE 31 DEC 2005

2.1    Appoint Mr. D. Tomas Alfaro Drake as a Board              Mgmt          For                            For
       Member; approve, according to the provisions
       of Article 34, Paragraph 2, of the Articles
       of Association, to set the number of Members
       of the Board at the number of directors existing
       at that time; information to the general meeting
       about such decision

2.2    Re-elect Mr. D. Juan Carlos Alvarez Mezquiriz             Mgmt          For                            For
       as a Board Member; approve, according to the
       provisions of Article 34, Paragraph 2, of the
       Articles of Association, to set the number
       of Members of the Board at the number of directors
       existing at that time; information to the general
       meeting about such decision

2.3    Re-elect Mr. D. Carlos Loring Martinez De Irujo           Mgmt          For                            For
       as a Board Member; approve, according to the
       provisions of Article 34, Paragraph 2, of the
       Articles of Association, to set the number
       of Members of the Board at the number of directors
       existing at that time; information to the general
       meeting about such decision

2.4    Re-elect Mr. Dona Susana Rodriguez Vidarte as             Mgmt          For                            For
       a Board Member; approve, according to the provisions
       of Article 34, Paragraph 2, of the Articles
       of Association, to set the number of Members
       of the Board at the number of directors existing
       at that time; information to the general meeting
       about such decision

3.     Authorize the Board of Directors for the issuance         Mgmt          For                            For
       of fixed income securities of any kind and
       nature, even exchangeable, not convertible
       into shares, for a maximum amount of EUR 105
       billion, setting aside, for the amount not
       used, the authorization granted by the general
       meeting of shareholders of 28 FEB 2004, amount
       that was increased by resolution adopted on
       the general meeting of 26 FEB 2005; the authority
       affecting the amount already issued continues
       being effective

4.     Authorize the Board of Directors to carry out             Mgmt          For                            For
       the acquisition of own shares, either directly
       or via Group Companies, according to the provisions
       of Section 75 of the Spanish Limited Companies
       Consolidation Act, Texto Refundido Dela Ley
       De Sociedades Anonimas, fixing the limits and
       requirements of said acquisition, with express
       powers to reduce the share capital for the
       amortization of own shares; for the execution
       and delivery of the agreements adopted by the
       general meeting concerning the above, rendering
       void the resolution granted by the general
       meeting of shareholders held on 26 FEB 2005

5.     Re-appoint the Auditors for the year 2006                 Mgmt          For                            For

6.     Approve the long term Remuneration Program,               Mgmt          For                            For
       for both the bank and its subsidiaries, consisting
       of distribution of BBVA shares to the Members
       of the Executive Committee, including the Directors
       and the Executive Directors

7.     Amend the Article 53 of the Articles of Association,      Mgmt          For                            For
       about application of profits, in order to include
       the possibility to offer to the Directors,
       as payment for their services, shares, stock
       options or cash payments equivalent to the
       value of the shares

8.     Approve the deferred remuneration system for              Mgmt          For                            For
       Non-Executive Directors consisting of BBVA
       shares

9.     Authorize the powers to the Board, including              Mgmt          For                            For
       the authority to deputy the powers granted
       to it by the meeting, to execute and deliver,
       rectify and construe the resolutions adopted
       by the general meeting




--------------------------------------------------------------------------------------------------------------------------
 BANCO SANTANDER CENTRAL HISPANO, SA, SANTANDER                                              Agenda Number:  700970204
--------------------------------------------------------------------------------------------------------------------------
        Security:  E19790109
    Meeting Type:  AGM
    Meeting Date:  16-Jun-2006
          Ticker:
            ISIN:  ES0113900J37
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve the Annual Accounts (balance sheet,            Mgmt          For                            For
       income statement, statements of changes in
       net assets and cash flows and notes) and the
       management of Banco Santander Central Hispano,
       S.A. and its consolidated Group for the fiscal
       year ended December 31, 2005

2.     To approve the distribution of profits obtained           Mgmt          For                            For
       by the Bank during Fiscal Year 2005, in the
       amount of 2,605,008,826.24 Euros, distributing
       them as follows: Euros 94,301.10 to increase
       the Voluntary Reserve; Euros 2,604,914,525.14
       for the payment of dividends, which have already
       been paid out prior to the date of the Ordinary
       General Shareholders  Meeting; Euros 2,605,008,826.24
       total

3.A    Appoint Mr. Jay S. Sidhu as Director; This appointment    Mgmt          For                            For
       is subject to the condition precedent that,
       not later than 30 September 2006, Banco Santander
       Central Hispano, S.A. acquires ownership of
       a significant equity interest of at least 19.8%
       of the capital of the entity Sovereign Bancorp,
       Inc. Fulfillment of the condition precedent
       will be verified by delivery to the National
       Securities Market Commission of an appropriate
       notice of material fact evidencing the acquisition
       of such equity interest

3.B    Re-elect Mr. Fernando de Asua Alvarez as a Director       Mgmt          For                            For

3.C    Re-elect Mr. Alfredo Saenz Abad as a Director             Mgmt          For                            For

3.D    Re-elect Ms. Ana Patricia Botin-Sanz de Sautuola          Mgmt          For                            For
       y O Shea as a Director

3.E    Re-elect Mr. Rodrigo Echenique Gordillo as a              Mgmt          For                            For
       Director

3.F    Re-elect Lord Burns as a Director                         Mgmt          For                            For

4.     To reappoint as Auditor the firm Deloitte, S.L.,          Mgmt          For                            For
       with a corporate domicile in Madrid, at Plaza
       Pablo Ruiz Picasso, 1, Torre Picasso, and Tax
       Identification Number B-79104469, in order
       to verify the annual accounts and management
       report of the Bank and of the consolidated
       Group for Fiscal Year 2006

5.     To rescind the unused portion of the authorization        Mgmt          For                            For
       granted by the shareholders acting at the Ordinary
       General Shareholders  Meeting of June 18, 2005
       for the derivative acquisition of shares of
       the Bank by the Bank and the Subsidiaries comprising
       the Group and to grant express authorization
       for the Bank and the Subsidiaries comprising
       the Group to acquire shares representing the
       capital stock of the Bank with any compensation
       permitted by Law, within the limits of the
       Law and subject to all legal requirements,
       up to a limit - including the shares they already
       hold - of 312,714,828 shares or, as appropriate,
       the number of shares equivalent to 5 percent
       of the capital stock existing at any given
       time.  Such shares shall be fully paid-in at
       a minimum price per share equal to the par
       value and a maximum of up to 3% over the listing
       price on the Electronic Market of the Spanish
       stock exchanges (including the block market)
       on the date of acquisition. This authorization
       may only be exercised within 18 months from
       the date of the Shareholders  Meeting. The
       authorization includes the acquisition of shares,
       if any, that must be conveyed directly to the
       employees and management of the Company, or
       that must be conveyed as a result of the exercise
       of the options they hold

6.A    The first paragraph of Article 16 of the By-Laws          Mgmt          For                            For
       is amended, with the other paragraphs of such
       provision remaining unchanged.  The new text
       of such first paragraph of Article 16 is as
       follows:  Article 16.- The right to attend
       General Shareholders  Meetings may be delegated
       to any individual or legal person.

6.B    Article 20 of the By-Laws is amended to read              Mgmt          For                            For
       as follows:  Article 20.- Notice of all types
       of Meetings shall be given by means of a public
       announcement in the  Official Bulletin of the
       Commercial Registry  and in one of the local
       newspapers having the largest circulation in
       the province where the registered office is
       located, at least one month prior to the date
       set for the Meeting.

6.C    The first and second paragraphs of Article 30             Mgmt          For                            For
       of the By-Laws are amended, with the last paragraph
       of such provision remaining unchanged.  The
       new text of such first and second paragraphs
       is as follows:  Article 30.- The Board of Directors
       shall be composed of a minimum of fourteen
       Directors and a maximum of twenty-two, to be
       appointed by the shareholders at the General
       Shareholders  Meeting. One-fifth of the positions
       on the Board shall be renewed annually, for
       which purpose the length of service on such
       positions, on the basis of the date and order
       of the respective appointment, shall be observed.
       In other words, a Director shall be in office
       for five years. Directors who cease to hold
       office may be re-elected.

6.D    The first paragraph of Article 38 of the By-Laws          Mgmt          For                            For
       is amended, with the other paragraphs of such
       provision remaining unchanged. The new text
       of such first paragraph is as follows:  Article
       38.-  The Board of Directors and the Executive
       Committee of the Bank shall receive, in consideration
       for the performance of their duties and as
       a joint share in the income for each fiscal
       year, an amount equal to one percent thereof,
       provided, however, that the Board may resolve
       that such percentage be reduced in those years
       in which it so deems it justified. In addition,
       the Board of Directors shall distribute the
       resulting payment among the recipients in such
       manner and amount as may be resolved annually
       with respect to each of them.

7.A    Article 5 of the Bank s Regulations for the               Mgmt          For                            For
       General Shareholders  Meeting is amended through
       the insertion of a new third paragraph, such
       that the new text of the provision reads as
       follows:  Article 5. Announcement of the Call
       to Meeting The General Shareholders  Meeting
       must be called by the Board of Directors of
       the Company by means of an announcement published
       in accordance with the provisions of the By-Laws.
       No later than the date of publication or, in
       any case, the next business day, the Company
       shall send the announcement of the call to
       meeting to the National Securities Market Commission.
       The text of the announcement shall also be
       accessible on the Bank s website. The announcement
       of the call to meeting shall state the date
       of the meeting on first call as well as all
       the matters to be addressed. Furthermore, the
       announcement shall state the date on which
       the General Shareholders  Meeting shall be
       held on second call, if such call occurs. There
       shall be a period of at least twenty-four hours
       between the first and second call. Shareholders
       representing at least five (5%) percent of
       the share capital may request the publication
       of a supplement to the call to Meeting including
       one or more items in the agenda. This right
       must be exercised by means of verifiable notice
       that must be received at the registered office
       within five (5) days of the publication of
       the call to Meeting. The supplement to the
       call shall be published at least fifteen (15)
       days in advance of the date set for the Meeting.
       Not later than the day of publication or, in
       any case, the next business day, the Company
       shall send the supplement to the call to Meeting
       to the National Securities Market Commission.
       Such supplement shall also be accessible on
       the Bank s website.

7.B    Article 6 of the Bank s Regulations for the               Mgmt          For                            For
       General Shareholders  Meeting is amended through
       the insertion of a second paragraph in Section
       1 thereof, such that the new text of the provision
       reads as follows:  Article 6. Information Available
       as of the Date of the Call to Meeting 1. In
       addition to what is required by provisions
       of Law or the By-Laws, beginning on the date
       of the publication of the call to the General
       Shareholders  Meeting, the Company shall publish
       on its website the text of all resolutions
       proposed by the Board of Directors with respect
       to the agenda items, unless the proposals are
       not required by Law or the By-Laws to be made
       available to the shareholders as of the date
       of the call to Meeting and the Board of Directors
       deems that there are justified grounds for
       not doing so. Furthermore, when there is a
       supplement to the call to meeting, the Company
       shall, starting on the date of publication
       thereof, also publish on its website the text
       of the proposals to which such supplement refers
       and which have been provided to the Company.
       2. Without prejudice to the provisions of other
       paragraphs of these Regulations and the requirements
       of any legal provisions, beginning on the date
       of the announcement of the call to Meeting,
       such information as is deemed appropriate to
       facilitate the attendance of the shareholders
       at the General Shareholders  Meeting and their
       participation therein shall also be contained
       in the Company s website, including: (i) A
       form of attendance card and, if appropriate,
       all other documents that must be used to grant
       proxies, with an indication of the procedure
       to obtain the pertinent originals. (ii) Information
       on where the Meeting will be held, describing,
       if appropriate, how to gain access to the room.
       (iii) Description of the mechanisms that may
       be used for granting proxies and distance voting;
       (iv) Information, if appropriate, on systems
       or procedures to facilitate listening in on
       the meeting, such as means for simultaneous
       interpretation, broadcast using audiovisual
       media, information in other languages, etc.

7.C    The first paragraph of Article 8 of the Bank              Mgmt          For                            For
       s Regulations for the General Shareholders
       Meeting is amended, with the other paragraphs
       remaining unchanged, such that the new text
       of such Article 8 reads as follows:  Article
       8. Proxies Without prejudice to the provisions
       of the By-Laws, the right to attend the General
       Shareholders  Meeting may be delegated to any
       individual or legal person. Individual shareholders
       not enjoying full rights under civil law, and
       legal entities holding shares, may be represented
       by legal representatives who have been duly
       verified.  In such cases, as well as in the
       event a shareholder delegates his right to
       attend, no shareholder may have more than one
       representative at the Shareholders  Meeting.
       Proxy representation conferred upon one who
       is legally ineligible to hold such proxy shall
       be null and void.  A proxy is always revocable.
       Attendance at the Shareholders  Meeting, whether
       physically or by casting a distance vote, shall
       be equivalent to the revocation of such proxy,
       regardless of the date thereof. A proxy shall
       also be rendered void by any transfer of shares
       of which the Company becomes aware. In cases
       where the directors of the Company make a public
       solicitation for proxies, the rules contained
       in the Companies Law, the Securities Market
       Law and rules and regulations further elaborating
       upon the provisions thereof shall apply. In
       particular, the document evidencing the proxy
       must contain or attach the agenda, as well
       as the solicitation of instructions for the
       exercise of voting rights and the way in which
       the proxy-holder will vote in the event that
       specific instructions are not given, subject
       in all cases to the provisions of Law. The
       delegation may also include those matters that
       the law allows to be dealt with at the General
       Shareholders  Meeting even when not provided
       for in the agenda. If the delegation does not
       include them, it shall be understood that the
       shareholder represented instructs his representative
       to abstain from voting on those items. Without
       prejudice to the provisions of Article 108
       of the Companies Law, proxies shall be conferred
       pursuant to the provisions of Article 106.2
       thereof. When a proxy is granted by remote
       means of communication, it shall only be deemed
       valid if the grant is made: a) by hand-delivery
       or postal correspondence, sending the Company
       the duly signed attendance card and proxy,
       or by other written means that, in the judgment
       of the Board of Directors recorded in a resolution
       adopted for such purpose, allows for due confirmation
       of the identity of the shareholder granting
       the proxy and of the representative being appointed,
       or b) by electronic correspondence or communication
       with the Company, including an electronic copy
       of the attendance card and the proxy; such
       electronic copy shall specify the representation
       being granted and the identity of the party
       represented, and shall include the digital
       signature or other form of identification of
       the shareholder being represented, in accordance
       with the conditions set by the Board of Directors
       recorded in a resolution adopted for such purpose,
       to ensure that this system of representation
       includes adequate assurances regarding authenticity
       and the identity of the shareholder represented.
       In order to be valid, a proxy granted by any
       of the foregoing means of remote communication
       must be received by the Company before midnight
       of the third day prior to the date the Shareholders
       Meeting is to be held on first call.  In the
       resolution approving the call to the Shareholders
       Meeting in question, the Board of Directors
       may reduce the required notice period, disseminating
       this information in the same manner as it disseminates
       the announcement of the call to Meeting. Pursuant
       to the provisions of Article 24.4 of the By-Laws
       and 20.4 of these Regulations, the Board may
       also expand upon the foregoing provisions regarding
       proxies granted by remote means of communication.

8.     To rescind and nullify Resolution 6.II) of the            Mgmt          For                            For
       shareholders acting at the Ordinary General
       Shareholders  Meeting of June 18, 2005 and
       to delegate to the Board of Directors, pursuant
       to the provisions of Section 153.1.a) of the
       Companies Law, the broadest powers to do the
       following within one year from the date of
       this General Shareholders  Meeting: set the
       date and terms, in all matters not provided
       for by the shareholders themselves acting at
       the General Shareholders  Meeting, for a capital
       increase approved at this General Shareholders
       Meeting, in the amount of Three Hundred Seventy-Five
       Million Euros. In exercising these delegated
       powers, the Board of Directors shall (by way
       of example and not limitation) determine if
       the capital increase shall be carried out by
       issuing new shares - with or without a premium
       and with or without voting rights - or by increasing
       the par value of existing shares, through new
       cash contributions or by charging the increase
       to freely available reserves, or some combination
       of the two methods; determine the deadline
       for exercising pre-emptive subscription rights
       or for gratuitous assignment in the event of
       the issuance of new shares; freely offer the
       shares not subscribed by such deadline; establish
       that, in the event the issue is not fully subscribed,
       the capital will be increased only by the amount
       of the actual subscriptions; and reword the
       Article of the Company s Bylaws pertaining
       to share capital. If the Board of Directors
       has not exercised the powers delegated to it
       within the period provided by the shareholders
       acting at the Shareholders  Meeting for carrying
       out this resolution, such powers shall become
       void once the deadline has passed; The Board
       of Directors is also authorized to delegate
       to the Executive Committee the delegable powers
       granted pursuant to this resolution

9.     To empower the Board of Directors, pursuant               Mgmt          For                            For
       to the general rules for the issuance of debentures
       and pursuant to the provisions of Article 319
       of the Regulations of the Commercial Registry,
       to issue in one or several tranches up to the
       sum of Thirty-Five Billion Euros or the equivalent
       thereof in another currency, in fixed income
       securities, in any of the forms permitted by
       law, including bonds, certificates, notes,
       and debentures, including such subordinated
       obligations as are set forth in subsection
       1 of Section 7 of Law 13 of May 25, 1985 and
       Section 20.1 of Royal Decree 1343 of November
       6, 1992.  These securities may be unsecured
       or carry guarantees of any kind, including
       mortgage backing. They may be represented by
       certificates or may be book entry securities.
       The securities issued under this authorization
       shall be numbered consecutively for each issue,
       beginning with the number 1 (ONE). Each issue
       shall constitute a single series. The securities
       may be fully or partially exchangeable for
       existing shares in the issuing Company itself
       or for shares in other Entities. If they are
       exchangeable, such exchange may be voluntary
       or mandatory. If voluntary, such exchange may
       be at the option of the holder of the securities
       or of the issuer. They may also include an
       option to buy such shares. The securities may
       be issued in Spanish territory or abroad, under
       Spanish or foreign law. They may be denominated
       in Spanish or foreign currency, notwithstanding
       that if denominated in foreign currency the
       equivalent thereof in euros shall be stated.
       The Board of Directors is empowered to freely
       determine all other terms of the issue(s),
       as well as whether each issue is perpetual
       or amortizable. If amortizable, it may determine
       the amortization schedule, all within the limits
       set by law. Furthermore, in general, it may
       execute without any limitation whatsoever any
       public or private instruments required or that
       the Board may deem advisable in order to carry
       out this resolution. It may also, as appropriate,
       designate the Statutory Auditor and approve
       the basic rules that shall govern the legal
       relationship between the Bank and the Syndicate
       holding the securities issued. With respect
       to the limit to the delegation, the stated
       amount of Thirty-Five Billion Euros constitutes
       the maximum global limit for the face value
       amount that may be outstanding at any given
       time for notes or similar securities issued
       plus the face value issued for all other securities
       likewise issued under this authorization conferred
       upon the Board of Directors. This power may
       be exercised by the Board of Directors within
       a period of five years from the date the resolution
       is adopted by the shareholders at the Shareholders
       Meeting, after which time any portion thereof
       that has not been exercised shall be cancelled.
       It is stated for the record, as provided by
       Section 111 bis of Law 24 of July 28, 1988
       and the Fourth Additional Provision of Law
       26 of July 29, 1988, that the limitation regarding
       the issuance of debentures set forth in subsection
       1 of Section 282 of the Consolidated Text of
       the Companies Law shall not apply to the Bank.
       To also empower the Board to decide on a case-by-case
       basis the repayment terms for the fixed income
       securities issued under this authorization.
       It may use the withdrawal means referred to
       in subsections a), b), and c) of Section 306
       of the Consolidated text of the Companies Law;
       To also empower the Board of Directors so that
       when it so deems advisable, and subject to
       obtaining the necessary official authorizations
       and, as appropriate, the approval of the pertinent
       Syndicates of Holders of the securities, it
       may modify the conditions for repayment of
       the fixed income securities which have been
       issued and the respective terms thereof and
       the interest rate, if any, accruing for each
       issuance under the foregoing authorization;
       The Board of Directors is authorized to delegate
       to the Executive Committee the powers granted
       under subsections I), II) and III) above

10.    To approve the incentive plan for 185 managers            Mgmt          For                            For
       of Abbey National Plc linked to fulfillment
       of the 2005-2007 objectives, which is structured
       as the delivery of up to a maximum of 3,150,000
       shares of Banco Santander Central Hispano,
       S.A., representing approximately 0.05% of the
       6,254,296,579 shares currently making up its
       share capital. The delivery of the shares,
       without any consideration or restrictions,
       will occur, if appropriate, in 2008, upon verification
       of achievement of the objectives associated
       with the plan, pursuant to the following rules:
       (i) Achieving in fiscal year 2007 an attributable
       net profit of at least 890 million pounds sterling
       and income of at least 2,800 million pounds
       sterling; upon the achievement of both objectives,
       the aforementioned maximum of 3,150,000 shares
       would be delivered; (ii) If, instead of the
       objectives set forth in paragraph (i) above,
       850 million and 2,750 million pounds sterling
       in attributable net profit and income, respectively,
       are achieved in fiscal year 2007, up to 75%
       of the number of shares initially provided,
       i.e., 2,362,500 shares, would be delivered;
       (iii) In the event that amounts between the
       amounts contemplated in paragraphs (i) and
       (ii) above are obtained, a linear matrix progression
       would be applied combining the degree of achievement
       of both objectives, which would entail the
       delivery of between 2,362,501 and 3,149,999
       shares. (iv) If the minimum amount set forth
       in paragraph (ii) above is not attained for
       either of the two objectives, no shares will
       be delivered. The profits and income will be
       measured by the data corresponding to the consolidated
       Abbey subgroup reflected in the consolidated
       accounts of the Santander Group. Without prejudice
       to the provisions of a general nature in the
       following Resolution 11, the Board of Directors
       is authorized, on the broadest terms allowed
       by Law and with the express power of substitution
       to the Executive Committee, to carry out any
       acts necessary or merely appropriate to implement
       the deployment of the incentive plan (including
       measurement of the extent to which the objectives
       have been achieved), and may further develop
       and define, to the extent needed, the rules
       provided for herein. All of the foregoing is
       deemed to be without prejudice to the actions
       of the decision-making bodies of Abbey National
       Plc. already performed or which are performed
       in the future in the exercise of any of the
       powers granted to them within the framework
       established by this resolution of the shareholders
       acting at a Meeting to deploy the plan and
       set, develop and define the rules thereof,
       including, by way of example only, the distribution
       of the shares to the recipients or the establishment
       of rules applicable in the event that one of
       them leaves the Group prior to the deadline
       for achieving the objectives.

11.    To authorize the Board of Directors to interpret,         Mgmt          For                            For
       cure, supplement, carry out and develop the
       foregoing resolutions, including the adaptation
       thereof to verbal or written evaluations of
       the Commercial Registry or any other authorities,
       officials or institutions which are competent
       to do so, as well as to comply with whatsoever
       conditions may be legally required for the
       effectiveness thereof, and particularly to
       delegate to the Executive Committee all or
       a portion of the powers received from the shareholders
       at this General Meeting by virtue of the preceding
       resolutions as well as this resolution; and
       to authorize Mr. Emilio Botin-Sanz de Sautuola
       y Garcia de los Rios, Mr. Alfredo Saenz Abad,
       Mr. Matias Rodriguez Inciarte, Mr. Ignacio
       Benjumea Cabeza de Vaca and Mr. Juan Guitard
       Marin so that any of them, severally, and without
       prejudice to any other existing power to record
       the resolutions in a public instrument, may
       appear before a Notary Public and authorize
       on behalf of the Bank any public instruments
       that may be required or appropriate with respect
       to the resolutions adopted by the shareholders
       at this General Shareholders  Meeting. In addition,
       the foregoing gentlemen are also severally
       empowered to carry out the required filing
       of the Annual  Accounts and other documentation
       with the Commercial Registry

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       17 JUN 2006. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

       PLEASE NOTE THAT THIS IS AN ORDINARY GENERAL              Non-Voting    No vote
       MEETING. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BANK TOKYO-MITSUBISHI LTD                                                                   Agenda Number:  701002913
--------------------------------------------------------------------------------------------------------------------------
        Security:  J44497105
    Meeting Type:  AGM
    Meeting Date:  29-Jun-2006
          Ticker:
            ISIN:  JP3902900004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            *

2      Approve Reduction of Stated Capital Reserves              Mgmt          For                            *

3      Amend Articles to: Adopt Reduction of Liability           Mgmt          For                            *
       System for Directors and      Auditors, Allow
       Company to Repurchase its Own Shares, Allow
       Disclosure of     Shareholder Meeting Materials
       on the Internet, Appoint Independent Auditors
       , Approve Minor Revisions Related to the New
       Commercial Code, Reduce Authorized Capital

4.1    Appoint a Director                                        Mgmt          For                            *

4.2    Appoint a Director                                        Mgmt          For                            *

4.3    Appoint a Director                                        Mgmt          For                            *

4.4    Appoint a Director                                        Mgmt          For                            *

4.5    Appoint a Director                                        Mgmt          For                            *

4.6    Appoint a Director                                        Mgmt          For                            *

4.7    Appoint a Director                                        Mgmt          For                            *

4.8    Appoint a Director                                        Mgmt          For                            *

4.9    Appoint a Director                                        Mgmt          For                            *

4.10   Appoint a Director                                        Mgmt          For                            *

4.11   Appoint a Director                                        Mgmt          For                            *

4.12   Appoint a Director                                        Mgmt          For                            *

4.13   Appoint a Director                                        Mgmt          For                            *

4.14   Appoint a Director                                        Mgmt          For                            *

4.15   Appoint a Director                                        Mgmt          For                            *

5      Approve Provision of Retirement Allowance for             Mgmt          For                            *
       Directors




--------------------------------------------------------------------------------------------------------------------------
 BARCLAYS PLC                                                                                Agenda Number:  700910260
--------------------------------------------------------------------------------------------------------------------------
        Security:  G08036124
    Meeting Type:  AGM
    Meeting Date:  27-Apr-2006
          Ticker:
            ISIN:  GB0031348658
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the reports of the Directors and Auditors         Mgmt          For                            For
       and the audited accounts of the Company for
       the YE 31 DEC 2005

2.     Approve the Directors report on remuneration              Mgmt          For                            For
       for the YE 31 DEC 2005

3.     Re-elect Mr. Fulvio Conti as a Director of the            Mgmt          For                            For
       Company

4.     Re-elect Dr. Danie Cronje as a Director of the            Mgmt          For                            For
       Company

5.     Re-elect Mr. Robert E. Diamond Jr as a Director           Mgmt          For                            For
       of the Company

6.     Re-elect Mr. Robert Steel as a Director of the            Mgmt          For                            For
       Company

7.     Re-elect Mr. John Sunderland as a Director of             Mgmt          For                            For
       the Company

8.     Re-elect Professor Dame Sandra Dawson as a Director       Mgmt          For                            For
       of the Company

9.     Re-elect Sir Richard Broadbent as a Director              Mgmt          For                            For
       of the Company

10.    Re-elect Mr. Gary Hoffman as a Director of the            Mgmt          For                            For
       Company

11.    Re-elect Mr. Naguib Kheraj as a Director of               Mgmt          For                            For
       the Company

12.    Re-elect Sir Nigel Rudd as a Director of the              Mgmt          For                            For
       Company

13.    Re-appoint PricewaterhouseCoopers LLP, Chartered          Mgmt          For                            For
       Accountants and Registered Auditors, as the
       Auditors of the Company to hold office until
       the conclusion of the next general meeting
       at which accounts are laid before the Company

14.    Authorize the Directors to set the remuneration           Mgmt          For                            For
       of the Auditors

15.    Authorize the Company to make EU political donations      Mgmt          For                            For
       not exceeding GBP 25,000 in total and incur
       EU political expenditures not exceeding GBP
       25,000 in total

16.    Approve to renew the authority given to Barclays          Mgmt          For                            For
       Bank PLC to make EU political donations

17.    Approve to renew the authority given to the               Mgmt          For                            For
       Directors to allot securities

S.18   Approve to renew the authority given to the               Mgmt          For                            For
       Directors to allot securities for cash other
       than on pro-rata basis to shareholders and
       to sell treasury shares

S.19   Approve to renew the Companys authority to purchase       Mgmt          For                            For
       its own shares




--------------------------------------------------------------------------------------------------------------------------
 BASF AG, LUDWIGSHAFEN/RHEIN                                                                 Agenda Number:  700899226
--------------------------------------------------------------------------------------------------------------------------
        Security:  D06216101
    Meeting Type:  AGM
    Meeting Date:  04-May-2006
          Ticker:
            ISIN:  DE0005151005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements of BASF AktiengesellschaftNon-Voting    No vote
       and the BASF Group consolidated financial statement
       for 2005, management's analysis of BASF Aktiengesellscharft and BASF Group for 2005 and the report of the
       Supervisory Board

2.     Approve to pay a dividend of EUR 2.00 per qualifying      Mgmt          For                            For
       share from the profit retained by BASF Aktiengesellschaft
       in 2005  in the amount of EUR 1,288,410,497.55;
       if the shareholders approve this proposal,
       a total dividend of EUR 1,018,020,000.00 will
       be payable on the 509,010,000 qualifying shares
       as of the date of and the financial statements
       for 2005  February 20,2006 ; and the remaining
       profit retained of EUR 270,390,497.55 be carried
       forward and the profit carried forward be increased
       accordingly if the number of shares qualifying
       for dividend and the total dividend paid out
       are further reduced in the event that further
       shares are bought back up to the date of the
       annual meeting

3.     Approve the action of the Supervisory Board               Mgmt          For                            For
       in 2005

4.     Approve the action of the Board of the Executive          Mgmt          For                            For
       Directors

5.     Appoint KPMG Deutsche Treuhand-Gesellschaft               Mgmt          For                            For
       Aktiengesellschaft Wirtschaftsprufungsgesellchaft,
       Frankfurt as the Auditor of the BASF Aktiengesellschaft
       and BASF Group for FY 2006

6.     Authorize the company to purchase shares of               Mgmt          For                            For
       the Company in an amount of up to 10 % of the
       Company's share capital; the shares will be
       purchased at the discretion of the Board of
       Executive Directors, via the stock exchange
       or a public purchase offer addressed to all
       shareholders; the purchase price per share
       to be paid by the Company may not, subject
       to Resolution 5, exceed the highest market
       price  plus costs and charges  quoted on the
       floor or electronically on the Frankfurt Stock
       Exchange on the date of purchase; It must not
       be less than 75 % of this highest price; in
       the event of a public offer to buy back shares,
       the purchase price offered and paid for each
       share may exceed the highest market price by
       up to 10% on the 3rd trading day prior to the
       publication of the share buyback offer; subject
       to Sentences 8 and 9, the Board of Executive
       Directors may only sell shares purchased on
       the basis of this authorization after a corresponding
       additional resolution has been adopted at the
       annual meeting by a majority comprising at
       least three-quarters of the share capital represented
       at the meeting; irrespective of this, authorize
       the Board of Executive Directors to redeem
       the shares purchased on the basis of this authorization
       without the adoption of a further resolution
       by the annual meeting and to reduce the share
       capital by the part of the share capital accounted
       for by the redeemed shares; authorize the Board
       of Executive Directors to use, with the approval
       of the Supervisory Board, shares acquired by
       virtue of this authorization for the acquisition
       of Companies, parts of Companies or holdings
       in Companies in return for the transfer of
       shares; the subscription right of shareholders
       is excluded in respect of these Company shares
       if the shares are sold or transferred under
       the authorizations specified in the preceding
       sentence 8; the authorizations to buy back
       shares and/or to redeem or resell them may
       be exercised wholly or partially one or more
       times; the authorizations to buy back Company
       shares and to resell them may also be carried
       out, at the discretion of the Board of Executive
       Directors, by Companies of the BASF Group or
       by third parties for the account of the Company
       or Group Companies; the authorization to buy
       back shares will expire on 03 NOV 2007; the
       authorization to buy back Company shares granted
       by the annual meeting on 28 APR 2005, terminates
       with the coming into effect of this new authorization
       as far as the Board of Executive Directors
       is authorized to purchase shares; the authorizations,
       granted at the same time, to redeem shares
       purchased thereunder and to use the shares
       for acquiring companies, parts of Companies
       or holdings in companies remain valid

7.     Adopt the use of derivative financial instruments         Mgmt          For                            For
       for the buyback of shares in addition to the
       authorization to buy back shares proposed under
       Resolution 6 of the agenda above: the buyback
       of shares on the basis of the authorization
       decided by the annual meeting on 04 MAY 2006,
       under Resolution 6 of the agenda may also be
       effected by using put and call options apart
       from the acquisition on the stock exchange
       or by a public acquisition offer; the acquisition
       price paid by the company for options must
       not be more than, and the selling price for
       options received by the Company must not be
       less than, the theoretical market value of
       the options in question determined by recognized
       time-adjusted methods, in the determination
       of which, for example, the agreed strike price
       must be taken into account; when shares are
       acquired using put and call options, the acquisition
       price to be paid by the Company corresponds
       to the strike price agreed in the financial
       instrument; If, for the buyback of shares,
       options were used taking into account the preceding
       sentences 1 to 3, shareholders have no claim,
       in analogy to Section 186(3), sentence 4, of
       the German Stock Corporation Act, to concluding
       such option transactions with the Company

8.     Amend Articles 12 and 16 of the Articles of               Mgmt          For                            For
       Association

       PLEASE NOTE THAT RESOLUTION #8 HAS BEEN CHANGED.          Non-Voting    No vote
       FOR FURTHER INFORMATION, PLEASE REFER TO THE
       "MATERIAL URL" SECTION OF THE APPLICATION.




--------------------------------------------------------------------------------------------------------------------------
 BMB MUNAI, INC.                                                                             Agenda Number:  932464592
--------------------------------------------------------------------------------------------------------------------------
        Security:  09656A105
    Meeting Type:  Special
    Meeting Date:  18-Apr-2006
          Ticker:  BMBM
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     RATIFICATION OF THE ACQUISITIONS POLICY AND               Mgmt          For                            For
       DUE DILIGENCE PROTOCOL.

02     APPROVAL OF THE AMENDMENT TO THE ARTICLES OF              Mgmt          Against                        Against
       INCORPORATION OF THE COMPANY TO INCREASE ITS
       AUTHORIZED COMMON STOCK TO 500,000,000 SHARES.

03     IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED           Mgmt          Against                        Against
       TO VOTE UPON SUCH OTHER BUSINESS AS MAY PROPERLY
       COME BEFORE THE MEETING OR ANY AND ALL ADJOURNMENTS
       THEREOF.




--------------------------------------------------------------------------------------------------------------------------
 BNP PARIBAS, PARIS                                                                          Agenda Number:  700922203
--------------------------------------------------------------------------------------------------------------------------
        Security:  F1058Q238
    Meeting Type:  AGM
    Meeting Date:  23-May-2006
          Ticker:
            ISIN:  FR0000131104
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting    No vote
       YOU

       PLEASE NOTE THAT THE MEETING HELD ON 12 MAY               Non-Voting    No vote
       2006 HAS BEEN POSTPONED DUE TO LACK OF QUORUM
       AND THAT THE SECOND CONVOCATION WILL BE HELD
       ON 23 MAY 2006. PLEASE ALSO NOTE THE NEW CUTOFF
       DATE 18 MAY 2006. IF YOU HAVE ALREADY SENT
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.

       Verification Period: Registered Shares: 1 to              Non-Voting    No vote
       5 days prior to the meeting date, depends on
       company s by-laws. Bearer Shares: 6 days prior
       to the meeting date. French Resident Shareowners
       must complete, sign and forward the Proxy Card
       directly to the sub custodian. Please contact
       your Client Service Representative to obtain
       the necessary card, account details and directions.
       The following applies to Non-Resident Shareowners:
       Proxy Cards: ADP will forward voting instructions
       to the Global Custodians that have become Registered
       Intermediaries, on ADP Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact ADP.
       Trades/Vote Instructions: Since France maintains
       a Verification Period, for vote instructions
       submitted that have a trade transacted (sell)
       for either the full security position or a
       partial amount after the vote instruction has
       been submitted to ADP and the Global Custodian
       advises ADP of the position change via the
       account position collection process, ADP has
       a process in effect which will advise the Global
       Custodian of the new account position available
       for voting. This will ensure that the local
       custodian is instructed to amend the vote instruction
       and release the shares for settlement of the
       sale transaction. This procedure pertains to
       sale transactions with a settlement date prior
       to Meeting Date + 1

1.     Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Statutory Auditors and approve the
       consolidated financial statements for the FYE
       31 DEC 2005

2.     Receive the report of the Board of Directors              Mgmt          For                            For
       and the Auditors  general report and approve
       the Company s financial statements and the
       balance sheet for the YE 31 DEC 2005, showing
       net income of EUR 3,423,168,749.54

3.     Receive the result for the FY be appropriated             Mgmt          For                            For
       as follows: net earnings for the FY: EUR 3,423,168,749.54, retained earnings: EUR 8,690,141,972.17, total:
       EUR 12,113,310,721.71, to the special investment
       reserve: EUR 54,646,169.00, dividend: EUR 2,183,005,487.00 retained earnings: EUR 9,875,659,065.71 total:
       EUR 12,113,310,721.71, the shareholders will
       receive a net dividend of EUR 2.60 per share
       of a par value of EUR 2.00, and will entitle
       to the allowance provided by the French General
       Tax Code; authorize the Board of Directors
       to register the fraction of the dividend on
       shares held by BNP Paribas in the retained
       earnings account; this dividend will be paid
       by cash as from 31 MAY 2006 as required by
       Law

4.     Receive the special report of the Auditors on             Mgmt          For                            For
       Agreements Governed by Article L.225-38 of
       the French Commercial Code and approve the
       said report and the Agreements referred to
       therein

5.     Authorize the Board of Directors to buy back              Mgmt          For                            For
       the Company s shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 100.00, maximum number
       of shares to be acquired: 10% of the share
       capital, i.e. 84,033,110 shares, maximum funds
       invested in the share buybacks: EUR 8,403,311,000.00;
       authorize the Board of Directors to take all
       necessary measures and accomplish all necessary
       formalities;  Authority expires for a period
       of 18 months

6.     Appoint Mrs. Laurence Parisot as a Director               Mgmt          For                            For
       for a 3-year period

7.     Approve to renew the appointment of Mr. Claude            Mgmt          For                            For
       Bebear as a Director for a 3 year period

8.     Approve to renew the appointment of Mr. Jean-Louis        Mgmt          For                            For
       beffa as a Director for a 3 year period

9.     Approve to renew the appointment of Mr. Alain             Mgmt          For                            For
       Joly as a Director for a 3 year period

10.    Approve to renew the appointment of Mr. Denis             Mgmt          For                            For
       Kessler as a Director for a 3 year period

11.    Approve to renew the appointment of Mr. Michel            Mgmt          For                            For
       Pebereau as a Director for a 3 year period

12.    Appoint Deloitteet Associes as the Statutory              Mgmt          For                            For
       Auditor, to replace Barbier Frinault Et Autres,
       Societebeas as a Deputy Auditor to replace
       Richard Olivier, for a 6 year period

13.    Approve to renew the appointment the Statutory            Mgmt          For                            For
       Auditor of Mazarset Guerard, and Michel Barbet
       Massin as a Deputy Auditor for a 6 year period

14.    Approve to renew the appointment of PricewaterhouseCoopersMgmt          For                            For
       Audit as the Statutory Auditor and Pierrecoll
       as the Deputy Auditor for a 6 year period

15.    Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carryout all filings, publications and other
       formalities prescribed by Law

16.    Authorize the Board of Directors to increase              Mgmt          For                            For
       the capital, on 1 or more occasions, in France
       or Abroad, by a maximum nominal amount of EUR
       1,000,000,000.00, by issuance, with preferred
       subscription rights maintained, of ordinary
       shares and securities giving access to the
       capital; the maximum nominal amount of debt
       securities which may be issued shall not exceed
       EUR 10,000,000,000.00; Authority expires for
       a period of 26 months ; this delegation of
       powers cancels and replaces the unused portion
       of any earlier delegations to the same effect;
       authorize the Board of Directors to take all
       measures and accomplish all necessary formalities

17.    Authorize the Board of Directors to increase              Mgmt          For                            For
       the capital, on 1 or more occasions, in France
       or abroad, by a maximum nominal amount of EUR
       320,000,000.00, by issuance, without preferred
       subscription rights, of ordinary shares and
       securities giving access to the capital; the
       maximum nominal amount of debt securities which
       may be issued shall not exceed EUR 7,000,000,000.00;
       Authority expires for a period of 26 months
       ; this delegation of powers cancels and replaces
       the unused portion of any earlier delegations
       to the same effect; authorize the Board of
       Directors to take all necessary measures and
       accomplish all necessary formalities

18.    Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital in 1 or more occasions, up
       to 10% of the share capital, in consideration
       for the contributions in kind, granted to the
       Company, of unquoted capital securities or
       securities giving access to share capital;
       the maximum amount of capital increase to be
       carried out under this delegation of authority
       shall count against the nominal ceiling of
       EUR 320,000,000.00 concerning the capital increases
       without preferred subscription rights authorized
       by Resolution Number. 17;  Authority expires
       for a period of 26 months ; Authorize the Board
       of Directors to take all necessary measures
       and accomplish all necessary formalities

19.    Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, in 1 or more occasions,
       to a maximum nominal amount of EUR 1,000,000,000.00,
       by way of capitalizing all or part of there
       serves, profits or add paid in capital, by
       issuing bonus shares or raising the par value
       of existing shares, or by a combination of
       these methods; this delegation of powers cancels
       and replaces the unused portion of any earlier
       delegations to the same effect;  Authority
       expires for a period of 26 months ; authorize
       the Board of Directors to take all necessary
       measures and accomplish all necessary formalities

20.    Approve the maximum nominal amount pertaining             Mgmt          For                            For
       to the capital increases to be carried out
       with the use of the authorizations given by
       Resolutions Number 16, 17 and 19 shall not
       exceed EUR 1,000,000,000.00, the debt securities
       which may be issued with the use of the authorizations
       given by Resolutions Number 16 and 17 shall
       not exceed EUR 10,000,000,000.00

21.    Amend the Resolution Number. 14  authorization            Mgmt          For                            For
       to grant stock options to Corporate Officers
       and certain employees  adopted by the combined
       shareholders  meeting of 18 MAY 2005,  Authority
       expires for a period of 38 months ; the number
       of shares that may be subscribed or purchased
       through the exercise of outstanding option
       may not exceed 3% of the banks issued capital
       as of the date of this meeting; the total number
       of bonus granted by virtue of there Resolution
       Number. 15 of the combined shareholders  meeting
       of 18 MAY 2005 shall count against this ceiling

22.    Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on 1 or more occasions and
       at its discretion, by way of issuing shares
       in favour of the Members of the Banks Company
       Savings Plan;  Authority expires for a period
       of 26 months ; for a maximum nominal amount
       that shall not exceed EUR 36,000,000.00; authorize
       the Board of Directors to take all necessary
       measures and accomplish all necessary formalities;
       this authorization cancels and replaces the
       unused portion of any earlier authorizations
       to the same effect

23.    Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on 1 or more occasions, by cancelling
       all or part of the BNP Paribas shares that
       the Bank currently holds or that it may acquire
       in accordance with the conditions laid down
       by the ordinary shareholders  meeting, up to
       a maximum of 10% of the share capital over
       a 24-month period;  Authority expires for a
       period of 18 months ; it supersedes the authorization
       granted by the shareholders  meeting of 18
       MAY 2005 in its Resolution Number. 16; authorize
       the Board of Directors to take all necessary
       measures and accomplish all necessary formalities

24.    Approve the report of the Board of Directors,             Mgmt          For                            For
       the reports of the Merger and the Merger Agreement
       signed on 27 MAR 2006, the shareholders  meeting
       approves: all the provisions of this merger
       Agreement, pursuant to which Societe Centrale
       D  Investissements contributes to BNP Paribas,
       subject to the fulfilment of the conditions
       precedent provided for in said Agreement, all
       of its assets; with the corresponding taking-over
       of all its liabilities, the valuation of the
       contribution: the assets are valued at EUR
       5,453,471.955.00 and the liabilities at EUR
       157,865,721.00, i.e. a total amount of EUR
       5.295,606,234.00, the consideration for the
       contributions according to an exchange ratio
       of 3 BNP Paribas shares against 1 Societe Centraled
       Investissements share; consequently, subject
       to the fulfilment of the conditions precedent
       provided for in Agreement, the shareholders
       meeting decides to increase the share capital
       by EUR 1,890.00 by the creation of 945 new
       fully paid-up shares of a par value of EUR
       2.00 each, carrying rights to the 2005 dividend
       and to be distributed among the shareholders
       of the acquired Company, according to an exchange
       ratio of 3 BNP Paribas shares against 1 Societe
       Centrale D  Investlssements share; the difference
       between the amount of the net assets contributed
       and the amount of the share capital increase;
       estimated at EUR 48,139.00, form the merger
       premium a merger surplus of EUR 807,534.174.00
       results from this an amount EUR 190.00 will
       be drawn upon the merger premium and allocated
       to the legal reserve and the balance. i.e.
       EUR 47,949.00,will be allocated to the Bank
       balance sheet liabilities in the merger premiums
       account to which the Company s existing and
       new shareholders will hold rights allocation
       of the merger surplus; EUR 167,482,877.00 to
       the result EUR 640,051,297,00 to the merger
       premiums account the shareholders  meeting;
       authorize the Board of Directors, to charge
       the merger operation costs against the merger
       premiums account; consequently to what was
       mentioned, the shareholders  meeting records
       that, subject to the fulfilment of the conditions
       precedent provided for in the merger Agreement,
       that Societe Centrale D  Investissements shall
       be automatically dissolved with out any liquidation;
       authorize the Board of Directors to take all
       necessary measures and accomplish all necessary
       formalities

25.    Approve to simplify the terms and conditions              Mgmt          For                            For
       of elections and consequently, decides to amend
       the second Paragraph of Article Number 7 of
       the Bylaws: Directors elected by BNP Paribas
       employees

26.    Grants full powers to the bearer of an original,          Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by Law




--------------------------------------------------------------------------------------------------------------------------
 BNP PARIBAS, PARIS                                                                          Agenda Number:  700936454
--------------------------------------------------------------------------------------------------------------------------
        Security:  F1063K242
    Meeting Type:  MIX
    Meeting Date:  23-May-2006
          Ticker:
            ISIN:  FR0010272641
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE MEETING HELD ON 12 MAY               Non-Voting    No vote
       2006 HAS BEEN POSTPONED DUE TO LACK OF QUORUM
       AND THAT THE SECOND CONVOCATION WILL BE HELD
       ON 23 MAY 2006. PLEASE ALSO NOTE THE NEW CUTOFF
       DATE IS 18 MAY 2006. IF YOU HAVE ALREADY SENT
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.

       A Verification Period exists in France. Please            Non-Voting    No vote
       see http://ics.adp.com/marketguide for complete
       information.  Verification Period:  Registered
       Shares: 1 to 5 days prior to the meeting date,
       depends on company s by-laws.  Bearer Shares:
       6 days prior to the meeting date.  French Resident
       Shareowners must complete, sign and forward
       the Proxy Card directly to the sub custodian.
       Please contact your Client Service Representative
       to obtain the necessary card, account details
       and directions.   The following applies to
       Non-Resident Shareowners:   Proxy Cards: ADP
       will forward voting instructions to the Global
       Custodians that have become Registered Intermediaries,
       on ADP Vote Deadline Date. In capacity as Registered
       Intermediary, the Global Custodian will sign
       the Proxy Card and forward to the local custodian.
       If you are unsure whether your Global Custodian
       acts as Registered Intermediary, please contact
       ADP.  Trades/Vote Instructions: Since France
       maintains a Verification Period, for vote instructions
       submitted that have a trade transacted (sell)
       for either the full security position or a
       partial amount after the vote instruction has
       been submitted to ADP and the Global Custodian
       advises ADP of the position change via the
       account position collection process, ADP has
       a process in effect which will advise the Global
       Custodian of the new account position available
       for voting. This will ensure that the local
       custodian is instructed to amend the vote instruction
       and release the shares for settlement of the
       sale transaction. This procedure pertains to
       sale transactions with a settlement date prior
       to Meeting Date + 1

1.     Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Statutory Auditors and approve the
       consolidated financial statements for the FYE
       31 DEC 2005

2.     Receive the report of the Board of Directors              Mgmt          For                            For
       and the Auditors  general report and approve
       the Company s financial statements and the
       balance sheet for the YE 31 DEC 2005 showing
       net income of EUR 3,423,168,749.54

3.     Approve the result for the FY appropriated as             Mgmt          For                            For
       follows: net earnings for the FY: EUR 3,423,168,749.54
       retained earnings: EUR 8,690,141,972.17 total:
       EUR 12,113,310,721.71 to the special investment
       reserve: EUR 54,646,169.00 dividend: EUR 2,183,005,487.00
       retained earnings: EUR 9,875,659,065.71 total:
       EUR 12,113,310,721.71, the shareholders will
       receive a net dividend of EUR 2.60 per share
       of a par value of EUR 2.00, and will entitle
       to the allowance provided by the French General
       Tax Code, the Board of Directors is given full
       powers to register the fraction of the dividend
       on shares held by BNP Paribas in the retained
       earnings account, this dividend will be paid
       by cash as from 31 MAY 2006 as required by
       law; authorize the Board of Directors to draw
       upon the retained earnings account the sums
       required to pay for the dividend concerning
       shares resulting from the subscription options
       exercise, which would be carried out before
       the dividend payment

4.     Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L. 225-38 of
       the French Commercial Code and approve the
       said report and the agreements referred to
       therein

5.     Authorize the Board of Directors to buy back              Mgmt          For                            For
       the Company s shares on the open market, in
       supersession of all existing authorities, subject
       to the conditions described below: maximum
       purchase price: EUR 100.00, maximum number
       of shares to be acquired: 10 per cent of the
       share capital, i.e. 84,033,110 shares, maximum
       funds invested in the share buybacks: EUR 8,403,311,000.00 and to take all necessary measures and accomplish
       all necessary formalities  Authority expires
       at the end of 18-months

6.     Appoint Mrs. Laurence Parisot as Director for             Mgmt          For                            For
       a 3-year period

7.     Approve to renew the appointment of Mr. Claude            Mgmt          For                            For
       Bebear as Director for a 3-year period

8.     Approve to renew the appointment of Mr. Jean-Louis        Mgmt          For                            For
       Beffa as Director for a 3-year period

9.     Approve to renew the appointment of Mr. Alain             Mgmt          For                            For
       Joly as Director for a 3-year period

10.    Approve to renew the appointment of Mr. Denis             Mgmt          For                            For
       Kessler as Director for a 3-year period

11.    Approve to renew the appointment of Mr. Michel            Mgmt          For                            For
       Pebereau as Director for a 3-year period

12.    Appoint Deloitte ET Associes as the Statutory             Mgmt          For                            For
       Auditor to replace Barbier Frinault ET Autres,
       Societe Beas as the Deputy Auditor to replace
       Richard Olivier, for a 6-year period

13.    Approve to renew the appointment: as Statutory            Mgmt          For                            For
       Auditor of Mazars ET Guerard, as Deputy Auditor
       of Michel Barbet-Massin, for a 6-year period

14.    Approve to renew the appointment: as Statutory            Mgmt          For                            For
       Auditor of PricewaterhouseCoopers Audit, as
       Deputy Auditor of Pierre Coll, for a 6-year
       period

15.    Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by law

16.    Authorize the Board of Directors to increase              Mgmt          For                            For
       the capital, on one or more occasions, in France
       or abroad, by a maximum nominal amount of EUR
       1,000,000,000.00, by issuance, with preferred
       subscription rights maintained, of ordinary
       shares and securities giving access to the
       capital the maximum nominal amount of debt
       securities which may be issued shall not exceed
       EUR 10,000,000,000.00;  Authority expires at
       the end of 26-months  this delegation of powers
       cancels and replaces the unused portion of
       any earlier delegations to the same effect
       and to take all necessary measures and accomplish
       all necessary formalities

17.    Authorize the Board of Directors to increase              Mgmt          For                            For
       the capital, on one or more occasions, in France
       or abroad, by a maximum nominal amount of EUR
       320,000,000.00, by issuance, without preferred
       subscription rights, of ordinary shares and
       securities giving access to the capital the
       maximum nominal amount of debt securities which
       may be issued shall not exceed EUR 7,000,000,000.00
       Authority expires at the end of 26-months
       this delegation of powers cancels and replaces
       the unused portion of any earlier delegations
       to the same effect and to take all necessary
       measures and accomplish all necessary formalities

18.    Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, in one or more occasions,
       up to 10% of the share capital, in consideration
       for the contributions in kind, granted to the
       Company, of unquoted capital securities or
       securities giving access to share capital;
       the maximum amount of capital increase to be
       carried out under this delegation shall count
       against the nominal ceiling of EUR 320,000,000.00
       concerning the capital increase without preferred
       subscription rights authorized by Resolution
       No. 17;  Authority is granted for a 26-month
       period ; and to take all necessary measures
       and accomplish all necessary formalities

19.    Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, in one or more occasions,
       to a maximum nominal amount of EUR 1,000,000,000.00,
       by way of capitalizing all or part of the reserves,
       profits or additional paid in capital, by issuing
       bonus shares or raising the par value of existing
       shares, or by a combination of these methods
       this delegation of powers cancels and replaces
       the unused portion of any earlier delegations
       to the same effect;  Authority expires at the
       end of 28-months ; and to take all necessary
       measures and accomplish all necessary formalities

20.    Approve that the maximum nominal amount pertaining        Mgmt          For                            For
       to: the capital increases to be carried out
       with the use of the authorizations given by
       Resolutions 16,17 and 19 shall not exceed EUR
       1,000,000,000.00, the debt securities which
       may be issued with the use of the authorizations
       given by Resolutions 16 and 17 shall not exceed
       EUR 10,000,000,000.00

21.    Amend the Resolution 14  authorization to grant           Mgmt          For                            For
       stock options to corporate officers and certain
       employees  adopted by the MIX meeting of 18
       MAY 2005 given for a 38-month period as from
       this date, as follows: the number of shares
       that may be subscribed or purchased through
       the exercise of outstanding options may not
       exceed 3% of the banks issued capital as of
       the date of this meeting, the total number
       of bonus shares granted by virtue of the Resolution
       1 of the MIX meeting of 18 MAY 2005 shall count
       against this ceiling

22.    Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on one or more occasions
       and at its sole discretion, by way of issuing
       shares in favor of the Members of the Bank
       s Company Savings Plan;  Authority expires
       at the end of 26-months  and for a maximum
       nominal amount that shall not exceed EUR 38,000,000.00
       to take all necessary measures and accomplish
       all necessary formalities this authorization
       cancels and replaces the unused portion of
       any earlier authorizations to the same effect

23.    Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital on one or more occasions, in
       supersession of all existing authorities, by
       canceling all or part of the BNP Paribas shares
       that the Bank currently holds or that it may
       acquire in accordance with the conditions laid
       down by the ordinary shareholders  meeting,
       up to a maximum of 10% of the share capital
       over a 24-month period  Authority expires at
       the end of 18-months  and to take all necessary
       measures and accomplish all necessary formalities

24.    Receive the report of the Board of Directors,             Mgmt          For                            For
       the reports of the merger Auditors and the
       merger agreement signed on 27 MAR 2006 and
       approve: all the provisions of this Merger
       Agreement, pursuant to which Societe Centrale
       dininvestissements contributes to BNP Paribas,
       subject to the fulfillment of the conditions
       precedent provided for in said agreement, all
       of ifs assets. with the corresponding taking-over
       of all its liabilities, the valuation of the
       contribution: the assets are valued at EUR
       5,453,471,955.00 and tile liabilities at EUR
       157,865,721.00, i.e. a total amount of EUR
       5,295,606,234.00, the consideration for the
       contributions according to an exchange ratio
       of 3 BNP Paribas shares against 1 Societe Centrale
       investments share consequently, subject to
       the fulfillment of the conditions precedent
       provided for in said agreement; to increase
       the share capital by EUR 1,890.00 by the creation
       of 945 new fully paid-up shares of a par value
       of EUR 2.00 each carrying rights to the 2008
       dividend and to be distributed among the shareholders
       of the acquired Company, according to an exchange
       ratio of 3 BNP Paribas shares against 1 Societe
       Centrale dinvestissements share the difference
       between the amount of the net assets contributed
       and the amount of the share capital increase,
       estimated at EUR 48.139.00, form the merger
       premium a merger surplus of fur 807,534,174.00
       results from this an amount EUR 190.00 will
       be drawn upon the merger premium and allocated
       to the legal reserve and the balance, i.e.
       EUR 47,949.00, will be allocated to the bank
       balance sheet liabilities in the merger premiums
       account to which the Company s existing and
       new shareholders will hold rights allocation
       of the merger surplus: EUR 167,482,877.0010
       the result EUR 640,051.297.00 to the merger
       premiums account and authorize the Board of
       directors to charge the merger operation costs
       against the merger premiums account consequently
       to what was mentioned, the shareholders  meeting
       records that, subject to the fulfillment of
       the conditions precedent provided for in the
       merger agreement, that Societe Centrale D investissements
       shall be automatically dissolved without any
       liquidation and to take all necessary measures
       and accomplish all necessary formalities

25.    Approve to simplify the terms and conditions              Mgmt          For                            For
       of elections and consequently, to amend the
       second paragraph of Article 7 of the bylaws
       Directors elected by BNP Paribas  employees

26.    Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings. publications and
       other formalities prescribed by law




--------------------------------------------------------------------------------------------------------------------------
 BP PLC                                                                                      Agenda Number:  700894808
--------------------------------------------------------------------------------------------------------------------------
        Security:  G12793181
    Meeting Type:  AGM
    Meeting Date:  20-Apr-2006
          Ticker:
            ISIN:  GB0007980591
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report of the Directors and the               Mgmt          For                            For
       accounts for the YE 31 DEC 2005

2.     Approve the remuneration report for the YE 31             Mgmt          For                            For
       DEC 2005

3.     Re-elect Dr. DC. Allen as a Director                      Mgmt          For                            For

4.     Re-elect Lord Browne of Madingley as a Director           Mgmt          For                            For

5.     Re-elect Mr. J.H. Bryan as a Director                     Mgmt          For                            For

6.     Re-elect Mr. A. Burgmans as a Director                    Mgmt          For                            For

7.     Re-elect Mr. I.C. Conn as a Director                      Mgmt          For                            For

8.     Re-elect Mr. E.B. Davis, Jr as a Director                 Mgmt          For                            For

9.     Re-elect Mr. D.J. Flint as a Director                     Mgmt          For                            For

10.    Re-elect Dr. B.E. Grote as a Director                     Mgmt          For                            For

11.    Re-elect Dr. A.B. Hayward as a Director                   Mgmt          For                            For

12.    Re-elect Dr. D.S. Julius as a Director                    Mgmt          For                            For

13.    Re-elect Sir. Tom McKillop as a Director                  Mgmt          For                            For

14.    Re-elect Mr. J.A. Manzoni as a Director                   Mgmt          For                            For

15.    Re-elect Dr. W.E. Massey as a Director                    Mgmt          For                            For

16.    Re-elect Sir. Ian Prosser as a Director                   Mgmt          For                            For

17.    Re-elect Mr. M.H. Wilson as a Director                    Mgmt          For                            For

18.    Re-elect Mr. P.D. Sutherland as a Director                Mgmt          For                            For

19.    Re-appoint Ernst & Young LLP as the Auditors              Mgmt          For                            For
       until the conclusion of the next general meeting
       and authorize the Directors to set the Auditors
       remuneration for 2006

S.20   Authorize the Company generally and unconditionally       Mgmt          For                            For
       to make market purchases  Section 163(3) of
       the Companies Act 1985  of ordinary shares
       with nominal value of USD 0.25 each in the
       company, provided that: (a) the Company does
       not purchase under this authority more than
       2.0 billion ordinary shares; (b) the Company
       does not pay less than USD 0.25 for each share;
       and (c) the Company does not pay more for each
       share than 5% over the average of the middle
       market price of the ordinary shares for the
       five business days immediately preceding the
       date on which the company agrees to buy the
       shares concerned, based on share prices and
       currency exchange rates published in the Daily
       Official List of the London Stock Exchange;
       in executing this authority the Company may
       purchase shares using any currency, including
       pounds sterling, US dollars and euros;  Authority
       expires, the earlier,at the AGM in 2007 or
       on 19 JUL 2007 , provided that if the Company
       has agreed before this date to purchase ordinary
       shares where these purchases will or may be
       executed after the authority terminates  either
       wholly or in part  the Company may complete
       such purchases

21.    Approve to renew, for the period ending on the            Mgmt          For                            For
       date of the AGM in 2007 or 19 JUL 2007 whichever
       is earlier, the authority or power conferred
       on the Directors by Article 13 of the Company
       s Articles of Association to allot relevant
       securities up to an aggregate nominal amount
       equal to the Section 80 amount of USD 1,690
       million

S.22   Approve to renew, for the period ending on the            Mgmt          For                            For
       date of the AGM in 2007 or 19 JUL 2007 whichever
       is earlier, the authority or power conferred
       on the Directors by Article 13 of the Company
       s Articles of Association to allot equity securities
       wholly for cash (a) in connection with a rights
       issue; and (b) otherwise than in connection
       with a rights issue up to an aggregate nominal
       amount equal to the Section 89 amount of USD
       253 million




--------------------------------------------------------------------------------------------------------------------------
 BRITISH AMERICAN TOBACCO PLC                                                                Agenda Number:  700910652
--------------------------------------------------------------------------------------------------------------------------
        Security:  G1510J102
    Meeting Type:  AGM
    Meeting Date:  27-Apr-2006
          Ticker:
            ISIN:  GB0002875804
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts and the reports of the               Mgmt          For                            For
       Directors and the Auditors for the YE 31 DEC
       2005

2.     Approve the remuneration report of the Directors          Mgmt          For                            For
       for the YE 31 DEC 2005

3.     Declare a final dividend of 33.0p per ordinary            Mgmt          For                            For
       share in respect of the YE 31 DEC 2005, payable
       on 04 MAY 2006 to shareholders on the register
       at the close of the business on 10 MAR 2006

4.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Company s Auditors

5.     Authorize the Directors to agree the Auditors             Mgmt          For                            For
       remuneration

6.A    Re-appoint Dr. Ana Maria Llopis as a Director,            Mgmt          For                            For
       who retires by rotation

6.B    Re-appoint Mr. Antonio Monteiro de Castro as              Mgmt          For                            For
       a Director, who retires by rotation

6.C    Re-appoint Mr. Rupert Pennant-Rea as a Director,          Mgmt          For                            For
       who retires by rotation

6.D    Re-appoint Mr. Jan du Plessis as a Director,              Mgmt          For                            For
       who retires by rotation

7.     Re-appoint Mr. Anthony Ruys as a Director                 Mgmt          For                            For

8.     Authorize the Directors, in accordance with               Mgmt          For                            For
       Section 80 of the Companies Act 1985, to allot
       relevant   Section 80(2) of that Act  up to
       an aggregate nominal amount of GBP 174,737,186;
       Authority shall  expire at the conclusion
       of the next AGM of the Company ; and the Directors
       may make allotments during the relevant period
       which may be exercised after the relevant period

S.9    Authorize the Directors, pursuant to Section              Mgmt          For                            For
       95(1) of the Companies Act 1985, to allot equity
       securities  Section 94 of the Act  for cash
       disapplying the statutory pre-emption rights
       Section 89(1) , provided that this power is
       limited to the allotment of equity securities
       a) in connection with a rights issue, open
       offer or other pre-emptive offering in favor
       of the holders  shareholders  of ordinary shares
       of 25p each of the Company  ordinary shares
       ; and b) up to an aggregate nominal amount
       of GBP 26,210,577;  Authority expire upon the
       expiry of the general authority conferred by
       Resolution 8 above ; and the Directors to allot
       equity securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry

S.10   Authorize the Company, to make market purchases           Mgmt          For                            For
       Section 163(3) of the Companies Act 1985
       of up to 209.6 million ordinary shares of 25p
       each in the capital of the Company, at a minimum
       price of 25p and not more than 105% of the
       average of the middle market prices shown in
       the quotation for an ordinary share as derived
       from the London Stock Exchange Daily Official
       List, for the 5 business days immediately preceding
       the date of purchase;  Authority shall  expire
       at the conclusion of the next AGM of the Company
       ; the Company, before the expiry, may make
       a contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry




--------------------------------------------------------------------------------------------------------------------------
 BRITISH ENERGY GROUP PLC                                                                    Agenda Number:  700791850
--------------------------------------------------------------------------------------------------------------------------
        Security:  G1531P152
    Meeting Type:  AGM
    Meeting Date:  15-Sep-2005
          Ticker:
            ISIN:  GB00B04QKW59
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and the Statutory        Mgmt          For                            For
       reports

2.     Re-elect Mr. Adrian Montague as a Director                Mgmt          For                            For

3.     Re-elect Mr. William Coley as a Director                  Mgmt          For                            For

4.     Elect Mr. Roy Anderson as a Director                      Mgmt          For                            For

5.     Elect Mr. Stephen Billingham as a Director                Mgmt          For                            For

6.     Re-elect Mr. Pascal Colombani as a Director               Mgmt          For                            For

7.     Re-elect Mr. John Delucca as a Director                   Mgmt          For                            For

8.     Re-elect Mr. Ian Harley as a Director                     Mgmt          For                            For

9.     Elect Mr. David Pryde as a Director                       Mgmt          For                            For

10.    Re-elect Mr. Clare Spottiswoode as a Director             Mgmt          For                            For

11.    Re-elect Sir. Robert Walmsley as a Director               Mgmt          For                            For

12.    Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company

13.    Authorize the Audit Committee to fix the remuneration     Mgmt          For                            For
       of the Auditors

14.    Approve the remuneration report                           Mgmt          For                            For

15.    Amend the British Energy Group PLC Long Term              Mgmt          For                            For
       Deferred Bonus Plan

S.16   Amend the Articles of Association regarding               Mgmt          For                            For
       restricting the number of shareholders residing
       in the United States

17.    Approve the EU political organization donations           Mgmt          For                            For
       and to incur EU political expenditure up to
       GBP 25,000

18.    Grant authority to issue the equity or equity-linked      Mgmt          For                            For
       securities with pre-emptive rights up to aggregate
       nominal amount of GBP 18,500,000

S.19   Grant authority to issue the equity or equity-linked      Mgmt          For                            For
       securities without pre-emptive rights up to
       aggregate nominal amount of GBP 2,806,000




--------------------------------------------------------------------------------------------------------------------------
 BT GROUP PLC                                                                                Agenda Number:  700739937
--------------------------------------------------------------------------------------------------------------------------
        Security:  G16612106
    Meeting Type:  AGM
    Meeting Date:  13-Jul-2005
          Ticker:
            ISIN:  GB0030913577
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and the Statutory        Mgmt          For                            For
       reports

2.     Approve the remuneration report                           Mgmt          For                            For

3.     Approve the final dividend of 6.5 pence per               Mgmt          For                            For
       ordinary share

4.     Re-elect Mr. Ben Verwaayen as a Director                  Mgmt          For                            For

5.     Re-elect Dr. Paul Reynolds as a Director                  Mgmt          For                            For

6.     Re-elect Mr. Carl Symon as a Director                     Mgmt          For                            For

7.     Re-elect Mr. Baroness Jay as a Director                   Mgmt          For                            For

8.     Elect Mr. Hanif Lalani as a Director                      Mgmt          For                            For

9.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       of the Company

10.    Authorize the Board to fix remuneration of the            Mgmt          For                            For
       Auditors

11.    Grant authority to issue of equity or equity-linked       Mgmt          For                            For
       securities with pre-emptive rights up to aggregate
       nominal amount of GBP 140,000,000

S.12   Grant authority to issue of equity or equity-linked       Mgmt          For                            For
       securities without pre-emptive rights up to
       aggregate nominal amount of GBP 21,800,000

S.13   Grant authority to make market purchase of 850,000,000    Mgmt          For                            For
       ordinary shares

14.    Amend the BT Group Retention Share Plan and               Mgmt          For                            For
       the BT Group Deferred Bonus Plan

15.    Authorize British Telecommunication PLC to make           Mgmt          For                            For
       EU Political Organization donation up to GBP
       100,000




--------------------------------------------------------------------------------------------------------------------------
 CANADIAN PACIFIC RAILWAY LTD                                                                Agenda Number:  700916414
--------------------------------------------------------------------------------------------------------------------------
        Security:  13645T100
    Meeting Type:  SGM
    Meeting Date:  05-May-2006
          Ticker:
            ISIN:  CA13645T1003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Elect Mr. Stephen E. Bachand as a Director                Mgmt          For                            For

1.2    Elect Mr. John E. Cleghorn as a Director                  Mgmt          For                            For

1.3    Elect Mr. Tim W. Faithfull as a Director                  Mgmt          For                            For

1.4    Elect Mr. Frederic J. Green as a Director                 Mgmt          For                            For

1.5    Elect Hon. John P. Manley as a Director                   Mgmt          For                            For

1.6    Elect Ms. Linda J. Morgan as a Director                   Mgmt          For                            For

1.7    Elect Dr. James R. Nininger as a Director                 Mgmt          For                            For

1.8    Elect Mr. Madeleine Paquin as a Director                  Mgmt          For                            For

1.9    Elect Mr. Michael E.J. Phelps as a Director               Mgmt          For                            For

1.10   Elect Mr. Roger Philips  as a Director                    Mgmt          For                            For

1.11   Elect Mr. Hartley T. Richardson as a Director             Mgmt          For                            For

1.12   Elect Mr. Michael W. Wright as a Director                 Mgmt          For                            For

2.     Appoint PricewaterhouseCoopers LLP as the Auditors        Mgmt          For                            For

3.     Amend the Management Stock Option Incentive               Mgmt          For                            For
       Plan as specified, to increase the maximum
       number of shares that may be issued under the
       Plan

4.     Amend the Management Stock Option Incentive               Mgmt          For                            For
       Plan as specified, to prohibit, without shareholders
       approval, the reduction of the price at which
       options may be exercised after they have been
       granted




--------------------------------------------------------------------------------------------------------------------------
 CANON INC                                                                                   Agenda Number:  700886469
--------------------------------------------------------------------------------------------------------------------------
        Security:  J05124144
    Meeting Type:  AGM
    Meeting Date:  30-Mar-2006
          Ticker:
            ISIN:  JP3242800005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Allocation of Income, Including the               Mgmt          For                            For
       Following Dividends: Interim JY   32.5, Final
       JY 67.5, Special JY 0

2      Amend Articles to: Increase Number of Internal            Mgmt          For                            For
       Auditors

3.1    Elect Director                                            Mgmt          For                            For

3.2    Elect Director                                            Mgmt          For                            For

3.3    Elect Director                                            Mgmt          For                            For

3.4    Elect Director                                            Mgmt          For                            For

3.5    Elect Director                                            Mgmt          For                            For

3.6    Elect Director                                            Mgmt          For                            For

3.7    Elect Director                                            Mgmt          For                            For

3.8    Elect Director                                            Mgmt          For                            For

3.9    Elect Director                                            Mgmt          For                            For

3.10   Elect Director                                            Mgmt          For                            For

3.11   Elect Director                                            Mgmt          For                            For

3.12   Elect Director                                            Mgmt          For                            For

3.13   Elect Director                                            Mgmt          For                            For

3.14   Elect Director                                            Mgmt          For                            For

3.15   Elect Director                                            Mgmt          For                            For

3.16   Elect Director                                            Mgmt          For                            For

3.17   Elect Director                                            Mgmt          For                            For

3.18   Elect Director                                            Mgmt          For                            For

3.19   Elect Director                                            Mgmt          For                            For

3.20   Elect Director                                            Mgmt          For                            For

3.21   Elect Director                                            Mgmt          For                            For

3.22   Elect Director                                            Mgmt          For                            For

3.23   Elect Director                                            Mgmt          For                            For

3.24   Elect Director                                            Mgmt          For                            For

3.25   Elect Director                                            Mgmt          For                            For

3.26   Elect Director                                            Mgmt          For                            For

4.1    Appoint Internal Statutory Auditor                        Mgmt          For                            For

4.2    Appoint Internal Statutory Auditor                        Mgmt          For                            For

5      Approve Retirement Bonuses for Directors and              Mgmt          For                            For
       Statutory Auditor




--------------------------------------------------------------------------------------------------------------------------
 COCA COLA ICECEK SANAYI A.S.                                                                Agenda Number:  701012851
--------------------------------------------------------------------------------------------------------------------------
        Security:  M253EL109
    Meeting Type:  EGM
    Meeting Date:  29-Jun-2006
          Ticker:
            ISIN:  TRECOLA00011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening of the meeting and elect the Chairmanship         Mgmt          For                            For

2.     Authorize the Chairmanship to sign the minutes            Mgmt          For                            For
       of the meeting

3.     Authorize the Board of Directors to have conferences      Mgmt          For                            For
       with the Board of Directors of the Efes Sinai
       Yatirim Holding A.S, to provide a expert examination
       for the determination of the equity in the
       commercial court, in order to accomplish the
       merger of our Company with Efes Sinai Yatirim
       Holding A.S. by means of taking over the said
       Company with all its assets and liabilities
       as a whole in accordance with Article 451 of
       the Turkish Commercial Code and Articles 37-39
       of the Corporate Tax Law and Article 16/A of
       the Capital Market Law, to make all necessary
       transactions with regard to the said subject
       and to prepare Association Agreement taking
       ratification of the Capital Market Board, which
       will be soon submitted to the approval of the
       General Assembly; giving information to the
       competition authority and getting authorization
       for the amendment of the Articles of Association
       with the object of merger and increasing the
       capital, from the Ministry of Trade and Industry

4.     Ratify the election of Mr. John Paul Sechi for            Mgmt          For                            For
       the Board Member Ship in accordance with the
       Article 315 of the Turkish Trade Code and approve
       to determine  his remuneration

5.     Ratify the election of Mustafa Uysal as the               Mgmt          For                            For
       Auditor in accordance with the Article 351
       of the Turkish Trade Code

6.     Wishes and closing                                        Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 COMMERZBANK AG, FRANKFURT                                                                   Agenda Number:  700919080
--------------------------------------------------------------------------------------------------------------------------
        Security:  D15642107
    Meeting Type:  AGM
    Meeting Date:  17-May-2006
          Ticker:
            ISIN:  DE0008032004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Presentation of the established Financial Statements      Non-Voting    No vote
       and Management Report of Commerzbank Aktiengesellschaft
       for the 2005 FY, together with the presentation
       of the approved Financial Statements and Management
       Report of the Commerzbank Aktiengesellschaft
       for the 2005 FY, together with the presentation
       of the approved Financial Statements and Management
       Report of the Commerzbank Group for the 2005
       financial year and the report of the Supervisory
       Board

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit- to pay a dividend of EUR 0.50

3.     Resolution on the approval of the actions of              Mgmt          For                            For
       the members of the Board of Managing Directors

4.     Resolution on the formal approval of actions              Mgmt          For                            For
       of the members of the Supervisory Board

5.     Resolution on the election of Prof. H.C. (CHN)            Mgmt          For                            For
       Dr. Rer. Oec. Ulrich Middelmann as a new member
       to the Supervisory Board

6.     Resolution on the appointment of the PricewaterhouseCoopersMgmt          For                            For
       as the Auditors for the 2006 FY

7.     Resolution on an amendment to Article 11(4)               Mgmt          For                            For
       of the Articles of Association

8.     Resolution on an amendment to Article 18(2)               Mgmt          For                            For
       of the Articles of Association

9.     Resolution on the authorization for Commerzbank           Mgmt          For                            For
       Aktiengesellschaft to purchase its own shares
       for the purpose of securities trading, pursuant
       to Article 71(1) no.7 Aktiengesetz

10.    Resolution on the authorization for Commerzbank           Mgmt          For                            For
       Aktiengesellschaft to purchase and use its
       own shares pursuant to Article 71(1) no.8 Aktiengesetz
       with the possibility of excluding subscription
       rights

11.    Resolution on the authorization for the Board             Mgmt          For                            For
       of Managing Directors to increase the share
       capital (authorized share capital 2006/I) with
       the possibility of excluding subscription rights
       pursuant to Article 186 (3) 4, Aktiengesetz-
       and amendment of the Articles of Association

12.    Resolution on the authorization for the Board             Mgmt          For                            For
       of Managing Directors to increase the Banks
       share capital (authorized share capital 2006/II)
       with the possibility of excluding subscription
       rights, inter alia, if contributions in kind
       are made - and amendment of the Articles of
       Association

13.    Resolution on the authorization for the Board             Mgmt          For                            For
       of Managing Directors to increase the share
       capital (authorized share capital 2006/III)
       with the possibility of excluding subscription
       rights, for the purpose of issuing shares to
       employees and amendment of the Articles of
       Association




--------------------------------------------------------------------------------------------------------------------------
 COMPANHIA VALE DO RIO DOCE                                                                  Agenda Number:  932377977
--------------------------------------------------------------------------------------------------------------------------
        Security:  204412100
    Meeting Type:  Special
    Meeting Date:  19-Jul-2005
          Ticker:  RIOPR
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      THE PROPOSAL TO AMEND THE COMPANY S BY-LAWS.              Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 COMPANHIA VALE DO RIO DOCE                                                                  Agenda Number:  932458551
--------------------------------------------------------------------------------------------------------------------------
        Security:  204412100
    Meeting Type:  Special
    Meeting Date:  31-Mar-2006
          Ticker:  RIOPR
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      TO APPROVE THE TERMS, CONDITIONS AND REASONS              Mgmt          For                            For
       (THE  PROTOCOLO E JUSTIFICACAO ) FOR THE MERGER
       OF ALL THE SHARES OF THE CAPITAL STOCK OF CAEMI
       - MINERACAO E METALURGIA S.A. (CAEMI)) INTO
       THE ASSETS OF CVRD IN ORDER TO CONVERT THE
       FORMER INTO A WHOLLY-OWNED SUBSIDIARY OF THE
       COMPANY, PURSUANT TO ARTICLE 252 OF THE BRAZILIAN
       CORPORATE LAW.

II     TO RATIFY THE APPOINTMENT OF THE EXPERTS WHO              Mgmt          For                            For
       PREPARED THE VALUE APPRAISAL OF THE PREFERRED
       SHARES ISSUED BY CAEMI TO BE MERGED INTO CVRD
       ASSETS.

III    TO DECIDE ON THE APPRAISAL REPORT, PREPARED               Mgmt          For                            For
       BY THE EXPERTS.

IV     TO APPROVE THE MERGER OF ALL OF THE SHARES ISSUED         Mgmt          For                            For
       BY CAEMI INTO THE ASSETS OF THE CVRD.

V      TO APPROVE CVRD CAPITAL INCREASE WITHIN THE               Mgmt          For                            For
       ISSUANCE OF 64,151,361 PREFERRED CLASS A SHARES,
       TO BE PAID-IN WITH THE SHARES OF CAEMI TO BE
       MERGED INTO THE COMPANY S ASSETS, AND THE CONSEQUENT
       CHANGE OF THE  CAPUT  OF ARTICLE 5 OF THE CVRD
       S BY-LAWS.




--------------------------------------------------------------------------------------------------------------------------
 COMPANHIA VALE DO RIO DOCE                                                                  Agenda Number:  932500956
--------------------------------------------------------------------------------------------------------------------------
        Security:  204412100
    Meeting Type:  Special
    Meeting Date:  27-Apr-2006
          Ticker:  RIOPR
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1     APPRECIATION OF THE MANAGEMENTS  REPORT AND               Mgmt          For                            For
       ANALYSIS, DISCUSSION AND VOTE ON THE FINANCIAL
       STATEMENTS FOR THE FISCAL YEAR ENDING DECEMBER
       31, 2005

O2     PROPOSAL FOR THE DESTINATION OF PROFITS OF THE            Mgmt          For                            For
       SAID FISCAL YEAR AND APPROVAL OF THE INVESTMENT
       BUDGET FOR THE COMPANY, ALL AS MORE FULLY DESCRIBED
       IN THE PROXY STATEMENT

O3     APPOINTMENT OF THE MEMBERS OF THE FISCAL COUNCIL          Mgmt          For                            For

O4     ESTABLISHMENT OF THE REMUNERATION OF THE SENIOR           Mgmt          For                            For
       MANAGEMENT AND FISCAL COUNCIL MEMBERS

E1     PROPOSAL FOR A FORWARD SPLIT, ALL AS MORE FULLY           Mgmt          For                            For
       DESCRIBED IN THE PROXY STATEMENT

E2     PROPOSAL TO MODIFY THE COMPANY S BY-LAWS, RELATED         Mgmt          For                            For
       TO SECTION II AND SUBSECTION IV OF CHAPTER
       IV, IN RELATION TO THE ADVISORY COMMITTEES,
       IN THE FOLLOWING TERMS: A) CHANGE OF THE HEADING
       OF ARTICLE 15; B) AMENDMENT TO ARTICLE 16;
       C) ADD ITEM IV TO ARTICLE 21; AND D) ALTERATION
       OF THE HEADING OF ARTICLE 25, ALL AS MORE FULLY
       DESCRIBED IN THE PROXY STATEMENT

E3     CONSOLIDATION OF THE AMENDMENTS TO CVRD S BY-LAWS,        Mgmt          For                            For
       ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT




--------------------------------------------------------------------------------------------------------------------------
 CONTROLADORA COMERCIAL MEXICANA SA DE CV COMERCI                                            Agenda Number:  700883007
--------------------------------------------------------------------------------------------------------------------------
        Security:  P3097R168
    Meeting Type:  OGM
    Meeting Date:  06-Apr-2006
          Ticker:
            ISIN:  MXP200821413
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting    No vote
       YOU.

e.1    Approve to partially reform the Company Bylaws,           Mgmt          For                            For
       with the intent to adjust the reading of the
       Law of the Stock Exchange Market, published
       on 30 DEC 2005 in the official newspaper of
       the Federation; resolution of the matter

E.2    Authorize the Company to absorb, by a merger,             Mgmt          For                            For
       its subsidiary  Inmobiliaria Cinematografica
       Ecatepec, S.A. DE C.V.; and approve the basis
       of the merger

O.1    Receive the report of the Administrative Council,         Mgmt          For                            For
       the financial statements of the Company that
       correspond to FY 2005, report of purchase transactions
       chase and reconciliation of Company shares,
       report of the Auditory and Commissioners Committee,
       Agreements concerning the information and performance
       of the Administrative Council

O.2    Approve to determine the allocation of profits,           Mgmt          For                            For
       with the possibility of declaring a dividend
       of MXN 0.138 for each UBC security which represents
       4 shares, and to define the amount of resources
       that can be destined to the repurchase of shares
       during the present FY

O.3    Approve the naming or ratification, if suitable,          Mgmt          For                            For
       of the Members that form the Administrative
       Council, the Executive Committee, that integrate
       the Auditory Committee and Company practices
       and to determine their remuneration

O.4    Approve the designation of delegates that will            Mgmt          For                            For
       set forward the resolutions adopted by the
       meeting and if appropriate to formalize as
       proceed




--------------------------------------------------------------------------------------------------------------------------
 COSCO CORP SINGAPORE LTD                                                                    Agenda Number:  700914775
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1764Z208
    Meeting Type:  AGM
    Meeting Date:  18-Apr-2006
          Ticker:
            ISIN:  SG1S76928401
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors  report and               Mgmt          For                            For
       audited financial statements for the FYE 31
       DEC 2005 and the Auditors  report thereon

2.     Declare a final dividend of SGD 0.02 per ordinary         Mgmt          For                            For
       share  one-tier tax  for the YE 31 DEC 2005
       as recommended by the Directors

3.     Approve the payment of Directors  fees of SGD             Mgmt          For                            For
       155,000 for the YE 31 DEC 2005

4.     Re-elect Mr. Li Jian Hong as a Director, who              Mgmt          For                            For
       retires under Article 98 of the Articles of
       Association of the Company

5.     Re-elect Dr. Wang Kai Yuen as a Director, who             Mgmt          For                            For
       retires under Article 98 of the Articles of
       Association of the Company

6.     Re-elect Mr. Wang Xing Ru, who retires under              Mgmt          For                            For
       Article 104 of the Articles of Association
       of the Company

7.     Re-appoint, pursuant to Section 153(6) of the             Mgmt          For                            For
       Companies Act, Chapter 50, Mr. Tom Yee Lat
       Shing as a Director of the Company to hold
       office until the next AGM

8.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the Auditors and authorize the Directors to
       fix their remuneration

       Transact any other business                               Non-Voting    No vote

9.     Authorize the Directors, pursuant to Section              Mgmt          For                            For
       161 of the Companies Act, Chapter 50 and in
       accordance with Rule 806 of the Listing Manual
       of the Singapore Exchange Securities Trading
       Limited  Listing manual , to allot and issue
       shares in the Company  by way of rights, bonus
       or otherwise , the aggregate number of shares
       issued not exceeding 50% of the issued share
       capital of the Company or such other limit
       as may be prescribed by the Singapore Exchange
       Securities Trading Ltd  SGX-ST  as at the date
       the general mandate is passed , of which the
       aggregate number of shares to be issued other
       than on a pro-rata basis to the existing shareholders
       of the Company does not exceed 20% of the issued
       share capital of the Company or such other
       limit as may be prescribed by the SGX-ST as
       at the date the general mandate is passed and
       the percentage of issued share capital shall
       be calculated based on the Company s issued
       share capital at the date of passing of this
       resolution after adjusting for new shares arising
       from the conversion of convertible securities
       or employee share options on issue and any
       subsequent consolidation or subdivision of
       shares;  Authority expires the earlier of the
       conclusion of the next AGM of the Company or
       the date of the next AGM of the Company as
       required by Law

10.    Authorize the Directors to allot and issue shares         Mgmt          For                            For
       under the Cosco Group Employees  Share Option
       Scheme 2002  Scheme  that pursuant to Section
       161 of the Companies Act, Chapter 50, to allot
       and issue from time to time such number of
       shares in the capital of the Company as may
       be required to be issued pursuant to the exercise
       of options granted under the Scheme, provided
       that the aggregate number of shares to be issued
       pursuant to the Scheme shall not in total exceed
       15% of the issued share capital of the Company
       from time to time

11.    Authorize the Company, its subsidiaries and               Mgmt          For                            For
       associated Companies or any one of them, for
       the purposes of Chapter 9 of the Listing Manual
       of the SGX-ST, for the Company, its subsidiaries
       and associated companies or any of them, to
       enter into any such transactions falling within
       the categories of interested person transactions
       particulars of which are set out in the Appendix
       A  Appendix  to the annual report of the Company
       for the FYE 31 DEC 2005 with any party who
       is of the class of interested persons described
       in the Appendix A provided that such transactions
       are made on normal commercial terms and will
       not be prejudicial to the interests of the
       Company and its minority shareholders and in
       accordance with the review procedures set out
       in the Appendix A; (ii) authorize the Audit
       Committee of the Company to take such actions
       as it deems proper in respect of such procedures
       and/or to modify or implement such procedures
       as may be necessary to take into consideration
       any amendment to Chapter 9 of the Listing Manual
       which may be prescribed by the SGX-ST from
       time to time; (iii) authorize the Directors
       of the Company to complete and do all such
       acts and things  including all such documents
       as may be required  as they may consider expedient
       or necessary or in the interests of the Company
       to give effect to this Resolution; and  Authority
       expires at the next AGM of the Company is held
       or is required by Law to be held

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF RECORD DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 COSCO CORP SINGAPORE LTD                                                                    Agenda Number:  700972183
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1764Z208
    Meeting Type:  EGM
    Meeting Date:  26-May-2006
          Ticker:
            ISIN:  SG1S76928401
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the sale of the Vessels by the Company            Mgmt          For                            For
       s subsidiary, COSCO  Singapore  Pte Ltd to
       Shenzhen Ocean Shipping Co., Ltd and COSCO
       International Trading Company, China for a
       total sale consideration of USD 34,000,000
       payable in cash subject to and on the terms
       and conditions stated in the four separate
       Memorandum of Agreements dated 27 MAR 2006
       MOAs  entered into between them  the Proposed
       Sale  and authorize the Directors of the Company
       to take such steps, approve all matters, enter
       into all such transactions, arrangements and
       agreements and execute all such documents and
       notices as may be necessary or expedient for
       the purposes of giving effect to or facilitating
       the sale of the Vessels with full power to
       assent to any condition, amendment, alteration,
       modification or variation  including the aforesaid
       MOAs dated 27 MAR 2006  as may be required
       by the relevant authorities or as such Directors
       or any of them may deem fit or expedient or
       to give effect to this Resolution




--------------------------------------------------------------------------------------------------------------------------
 COSCO CORPORATION (SINGAPORE) LTD                                                           Agenda Number:  700859993
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1764Z174
    Meeting Type:  EGM
    Meeting Date:  17-Jan-2006
          Ticker:
            ISIN:  SG1I12878506
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve that every 1 ordinary share of SGD 0.20           Mgmt          No vote
       in the authorized and issued and paid-up ordinary
       share capital of the Company be divided into
       2 ordinary shares of SGD 0.10 each and amend
       Clause 5 of the Memorandum of Association of
       the Company as specified




--------------------------------------------------------------------------------------------------------------------------
 DAIMLERCHRYSLER A.G.                                                                        Agenda Number:  932456571
--------------------------------------------------------------------------------------------------------------------------
        Security:  D1668R123
    Meeting Type:  Annual
    Meeting Date:  12-Apr-2006
          Ticker:  DCX
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

02     RESOLUTION ON THE ALLOCATION OF UNAPPROPRIATED            Mgmt          No vote
       PROFIT

03     RESOLUTION ON RATIFICATION OF BOARD OF MANAGEMENT         Mgmt          No vote
       ACTIONS IN THE 2005 FINANCIAL YEAR

04     RESOLUTION ON RATIFICATION OF SUPERVISORY BOARD           Mgmt          No vote
       ACTIONS IN THE 2005 FINANCIAL YEAR

05     RESOLUTION ON THE APPOINTMENT OF AUDITORS OF              Mgmt          No vote
       THE INDIVIDUAL FINANCIAL STATEMENTS AND CONSOLIDATED
       FINANCIAL STATEMENTS FOR THE 2006 FINANCIAL
       YEAR

06     RESOLUTION ON AUTHORIZING THE COMPANY TO ACQUIRE          Mgmt          No vote
       ITS OWN SHARES

07     RESOLUTION ON THE ELECTION OF A SUPERVISORY               Mgmt          No vote
       BOARD MEMBER

08     RESOLUTION ON AMENDMENT OF THE MEMORANDUM AND             Mgmt          No vote
       ARTICLES OF INCORPORATION DUE TO THE NEW GERMAN
       UMAG LAW

09     APPOINTMENT OF SPECIAL AUDITORS CONCERNING SMART          Shr           No vote

10     APPOINTMENT OF SPECIAL AUDITORS CONCERNING MAYBACH        Shr           No vote

CMA    COUNTERMOTION A                                           Mgmt          No vote

CMB    COUNTERMOTION B                                           Mgmt          No vote

CMC    COUNTERMOTION C                                           Mgmt          No vote

CMD    COUNTERMOTION D                                           Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 DANSKE BANK AS                                                                              Agenda Number:  700877650
--------------------------------------------------------------------------------------------------------------------------
        Security:  K22272114
    Meeting Type:  AGM
    Meeting Date:  14-Mar-2006
          Ticker:
            ISIN:  DK0010274414
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. SHOULD YOU
       HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE AT ADP. THANK YOU.

A.     Adopt the annual report; grant discharge to               Mgmt          For                            For
       the Board of Directors and the Executive Board
       from their obligations and approve the allocation
       of profits or for the cover of losses according
       to the adopted annual report and to pay a dividend
       of DKK 10 for each share of DKK 10

B.     Approve to reduce the term of service to two              Mgmt          For                            For
       year terms; however, in such manner that the
       terms of service fir the Board Members elected
       or re-elected in 2004 or in 2005 will not expire
       until 2007; and that maximum number of Board
       Members elected by the shareholders be reduced
       to ten; amend the Articles of Association by
       deleting Article 15.3, Article 15.4 becomes
       new Article 15.3 and the wordings of Article
       15.2 as specified

C.1    Re-elect Mr. Sten Scheibye as a Member of the             Mgmt          For                            For
       Board of Directors, who retires according to
       Article 15 of the Articles of Association

C.2    Re-elect Mr. Brigit Aagaard-Svendsen as a Member          Mgmt          For                            For
       of the Board of Directors, who retires according
       to Article 15 of the Articles of Association

C.3    Re-elect Mr. Alf Duch-Pedersen as a Member of             Mgmt          For                            For
       the Board of Directors, who retires according
       to Article 15 of the Articles of Association

C.4    Re-elect Mr. Henning Christophersen as a Member           Mgmt          For                            For
       of the Board of Directors, who retires according
       to Article 15 of the Articles of Association

D.     Re-appoint Grant Thornton, Statsautoriseret               Mgmt          For                            For
       Revisionasaktieselskab and KPMG C. Jespersen,
       Statsautoriseret Revisionasaktieselskab as
       the Auditors, who retire according to Article
       21 of the Articles of Association

E.     Authorize the Board of Directors to allow Danske          Mgmt          For                            For
       Bank to acquire own shares by way of ownership
       or pledge uo to an aggregate nominal value
       of 10% of the share capitral in accordance
       with Section 48 of the Danish Companies Act;
       Authority is granted till the next AGM ; if
       the shares are acquired in ownership, the purchase
       price may not diverge from the price quoted
       on the Copenhagen Stock Exchange at the time
       of acquisition by more than 10%

F.     Approve that the secondary name Boligkredit               Mgmt          For                            For
       Danmark A/S  Danske Bank A/S  be deleted from
       Article 1.2 of the Articles of Association
       and the time limit  until 01 MAR 2007  for
       the authorization of the Board of Directors
       to increase the share capital of the Bank by
       upto DKK 2,700,302,530 be extended until 01
       MAR 2011 in Articles 6.1 and 6.3 of the Articles
       of Association and to amend the stipulation
       regarding the calling of the general meeting
       by announcement in the Statstidende  the Danish
       Official Gazette  and in one or more Danish
       daily papers to a calling of the general meeting
       by announcement in the Danish Commerce and
       Companies Agency s information system and in
       one or more Danish daily papers if and when
       an amendment to the Danish Companies Act in
       this respect is adopted; amend Articles 9.1
       and 13.2.a of the Articles of Association as
       specified

G.     Any other business                                        Other         For                            *

1.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       Authorize the Board of Directors to make sure
       that the Bank continues to act as depository
       pursuant to the provisions of the Danish Act
       on the Right of Debtors to Free themselves
       by Deposit, and primarily, when a deposit has
       been made, protects the interests of those
       whose assets have been replaced by cash deposited
       with Danske Bank and not those who have already
       been release by lodging the deposit in question




--------------------------------------------------------------------------------------------------------------------------
 DBS GROUP HOLDINGS LTD                                                                      Agenda Number:  700892056
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y20246107
    Meeting Type:  EGM
    Meeting Date:  30-Mar-2006
          Ticker:
            ISIN:  SG1L01001701
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    1) Amend the Articles 2, 3, 4, 5(A), 7(A), 9(A),          Mgmt          For                            For
       9(B), 10, 11, 15, 17, 19, 21(C), 22, 25, 28,
       40(B), 48, 49, 50, 53, 58, 63, 67, 80, 97,
       110, 114, 124, 127, 136 and 144 and also the
       headnote  Capitalization of the profits and
       reserves  appearing in the Articles of Association
       of the Company  the Articles ; 2) approve to
       include the new Articles 6A, 131A and 142A
       and also the new headnote  Bonus issues and
       capitalization of profits and reserves  in
       the Articles; and 3) approve to delete the
       Article 8 in the entirety as specified

2.     Amend the Rules 1, 2.1, 3, 4.1, 5.3, 5.4, 5.5,            Mgmt          For                            For
       5.6, 6.2, 6.3, 7, 9.1, 9.4 and 12.1 of the
       DBSH Performance Share Plan as specified

3.     Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of Sections 76C and 76E of the
       Companies Act, Chapter 50  the Companies Act
       , to purchase or otherwise acquire issued ordinary
       shares in the capital of the DBSH  Ordinary
       Shares , not exceeding in aggregate the maximum
       percentage  as hereafter defined , at such
       price or prices as may be determined from time
       to time up to the maximum price whether by
       way of: i) market purchase(s) on the Singapore
       Exchange Securities Trading Limited  SGX-ST
       transacted through the Central Limit Order
       Book Trading System and/or any other securities
       exchange on which the Ordinary Shares may for
       the time being be listed and quoted  Other
       Exchange ; and/or ii) off-market purchase(s)
       if effected otherwise than on the SGX-ST as
       the case may be, Other Exchange  in accordance
       with any equal access scheme(s) as may be determined
       or formulated by the Directors as they consider
       fit, which satisfies the conditions prescribed
       by the Act and otherwise in accordance with
       all other laws and regulations and rules of
       the SGX-ST or, as the case may be, Other Exchange
       as may for the time being applicable and also
       to complete and do all such acts and things
       including executing such documents as may
       be required  as they and/or he may consider
       expedient or necessary to give effect to the
       transactions contemplated and/or authorized
       by this resolution;  Authority expires the
       earlier of the date of the next AGM of DBSH
       is held and the date by which next AGM of DBSH
       is required by the Law




--------------------------------------------------------------------------------------------------------------------------
 DBS GROUP HOLDINGS LTD                                                                      Agenda Number:  700892222
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y20246107
    Meeting Type:  AGM
    Meeting Date:  30-Mar-2006
          Ticker:
            ISIN:  SG1L01001701
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors  report and audited accounts        Mgmt          For                            For
       for the YE 31 DEC 2005 and the Auditors  report
       thereon

2.     Declare a final dividend of 17 cents per ordinary         Mgmt          For                            For
       share, less income tax, for the YE 31 DEC 2005

3.     Approve to sanction the amount of SGD 1,076,538           Mgmt          For                            For
       as the Directors  fees for 2005

4.     Appoint Ernst & Young as the Auditors of the              Mgmt          For                            For
       Company and authorize the Directors to fix
       their remuneration

5.a.a  Re-elect Mr. Frank Wong as a Director, who retires        Mgmt          For                            For
       under Article 95 of the Company s Articles
       of Association

5.A.b  Re-elect Mr. Goh Geok Ling as a Director, who             Mgmt          For                            For
       retires under Article 95 of the Company s Articles
       of Association

5.A.c  Re-elect Mr. Kwa Chong Seng as a Director, who            Mgmt          For                            For
       retires under Article 95 of the Company s Articles
       of Association

5.A.d  Re-elect Mr. Narayana Murthyas a Director, who            Mgmt          For                            For
       retires under Article 95 of the Company s Articles
       of Association

5.b.a  Re-elect Mr. Koh Boon Hwee as a Director, who             Mgmt          For                            For
       retires under Article 101 of the Company s
       Articles of Association

5.B.B  Re-elect Mr. Andrew Buxton as a Director, who             Mgmt          For                            For
       retires under Article 101 of the Company s
       Articles of Association

6.a    Authorize the Board of Directors of the Company           Mgmt          For                            For
       to offer and grant options in accordance with
       the provisions of the DBSH Share Option Plan
       and to allot and issue from time to time such
       number of ordinary shares in the capital of
       the Company  DBSH ordinary shares  as may be
       required to be issued pursuant to the exercise
       of the options under the DBSH Share Option
       Plan provided always that the aggregate number
       of new DBSH ordinary shares to be issued pursuant
       to the DBSH Share Option Plan and the DBSH
       Performance Share Plan shall not exceed 7.5%
       of the issued share capital of the Company
       from time to time

6.b    Authorize the Board of Directors of the Company           Mgmt          For                            For
       to offer and grant awards in accordance with
       the provisions of the DBSH Performance Share
       Plan and to allot and issue from time to time
       such number of DBSH ordinary shares as may
       be required to be issued pursuant to the vesting
       of awards under the DBSH Performance Share
       Plan, provided always that the aggregate number
       of new DBSH ordinary shares to be issued pursuant
       to the DBSH Performance Share Plan and the
       DBSH Share Option Plan shall not exceed 7.5%
       of the issued share capital of the Company
       from time to time

6.c    Authorize the Directors of the Company to: a)             Mgmt          For                            For
       i) issue shares in the capital of the Company
       shares  whether by way of rights, bonus or
       otherwise; and/or ii) make or grant offers,
       agreements or options  collectively, Instruments
       that might or would require shares to be issued,
       including but not limited to the creation and
       issue of  as well as adjustments to  warrants,
       debentures or other instruments convertible
       into shares; at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit; and b)  notwithstanding
       the authority conferred by this Resolution
       may have ceased to be in force  issue shares
       in pursuance of any Instrument made or granted
       by the Directors while this resolution was
       in force, provided that: 1) the aggregate number
       of shares to be issued pursuant to this Resolution
       including shares to be issued in pursuance
       of Instruments made or granted pursuant to
       this Resolution  does not exceed 50% of the
       issued share capital of the Company, of which
       the aggregate number of shares to be issued
       other than on a pro rata basis to shareholders
       of the Company  including shares to be issued
       in pursuance of Instruments made or granted
       pursuant to this Resolution  does not exceed
       20% of the issued share capital of the Company;
       2)  subject to such manner of calculation as
       may be prescribed by the Singapore Exchange
       Securities Trading Limited (SGX-ST)  for the
       purpose of determining the aggregate number
       of shares that may be issued, the percentage
       of issued share capital shall be based on the
       number of issued shares in the capital of the
       Company at the time this Resolution is passed,
       after adjusting for: i) new shares arising
       from the conversion or exercise of any convertible
       securities or share options or vesting of share
       awards which are outstanding or subsisting
       at the time this Resolution is passed; and
       ii) any subsequent consolidation or subdivision
       of shares; 3) in exercising the authority conferred
       by this Resolution, the Company shall comply
       with the provisions of the Listing Manual of
       the SGX-ST for the time being in force  unless
       such compliance has been waived by the SGX-ST
       and the Articles of Association for the time
       being of the Company;  Authority expires at
       the earlier of the conclusion of the next AGM
       of the Company or the date by which the next
       AGM of the Company is required by Law




--------------------------------------------------------------------------------------------------------------------------
 DEUTSCHE BANK AG                                                                            Agenda Number:  932534301
--------------------------------------------------------------------------------------------------------------------------
        Security:  D18190898
    Meeting Type:  Annual
    Meeting Date:  01-Jun-2006
          Ticker:  DB
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

02     APPROPRIATION OF DISTRIBUTABLE PROFIT                     Mgmt          No vote

03     RATIFICATION OF THE ACTS OF MANAGEMENT OF THE             Mgmt          No vote
       MANAGEMENT BOARD FOR THE 2005 FINANCIAL YEAR

04     RATIFICATION OF THE ACTS OF MANAGEMENT OF THE             Mgmt          No vote
       SUPERVISORY BOARD FOR THE 2005 FINANCIAL YEAR

05     ELECTION OF THE AUDITOR FOR THE 2006 FINANCIAL            Mgmt          No vote
       YEAR

06     AUTHORIZATION TO ACQUIRE OWN SHARES FOR TRADING           Mgmt          No vote
       PURPOSES (SECTION 71 (1) NO. 7 STOCK CORPORATION
       ACT)

07     AUTHORIZATION TO ACQUIRE OWN SHARES PURSUANT              Mgmt          No vote
       TO (SECTION 71 (1) NO. 8 STOCK CORPORATION
       ACT)

08     ELECTION TO THE SUPERVISORY BOARD                         Mgmt          No vote

09     NEW AUTHORIZED CAPITAL                                    Mgmt          No vote

10     AMENDMENTS TO THE ARTICLES OF ASSOCIATION BASED           Mgmt          No vote
       ON UMAG

11     FURTHER AMENDMENTS TO THE ARTICLES OF ASSOCIATION         Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 DIAGEO PLC                                                                                  Agenda Number:  700808023
--------------------------------------------------------------------------------------------------------------------------
        Security:  G42089113
    Meeting Type:  AGM
    Meeting Date:  18-Oct-2005
          Ticker:
            ISIN:  GB0002374006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors  and the Auditors  reports          Mgmt          No vote
       and the accounts for the YE 30 JUN 2005

2.     Approve the Directors  remuneration report for            Mgmt          No vote
       the YE 30 JUN 2005

3.     Declare a final dividend on the ordinary shares           Mgmt          No vote

4.     Re-elect Mr. Lord Blyth of Rowington as a Director,       Mgmt          No vote
       who retires by rotation

5.     Re-elect Ms. M. Lilja as a Director, who retires          Mgmt          No vote
       by rotation

6.     Re-elect Mr. W.S. Shannahan as a Director, who            Mgmt          No vote
       retires by rotation

7.     Elect Dr. F.B. Humer as a Director                        Mgmt          No vote

8.     Re-appoint KPMG Audit PLC as the Auditor of               Mgmt          No vote
       the Company until the conclusion of the next
       general meeting at which accounts are laid
       before the Company and authorize the Directors
       to determine the Auditors remuneration

9.     Approve, in substitution for all other such               Mgmt          No vote
       authorities, to renew the power conferred on
       the Directors by Paragraph 4.2 of Article 4
       of the Company s Articles of Association for
       a period expiring at the conclusion of the
       next AGM of the Company or on 17 JAN 2007,
       whichever is earlier and for such period the
       maximum amount of relevant securities which
       the Directors may so allot in accordance with
       Paragraph 4.2 of Article 4  Section 80 prescribed
       amount  referred to in Article 4.2  shall be
       GBP 291, 272, 000

S.10   Authorize the Directors, for the purpose of               Mgmt          No vote
       paragraph 4.3 of Article 4 of the Company s
       Article of Association, pursuant to Section
       95 of the Companies Act 1985  as amended ,
       to allot equity securities  Section 94 of that
       Act  for cash pursuant to the authority conferred
       by the previous resolution and/or where such
       allotment constitutes an allotment of equity
       securities by virtue of Section 94(3A) of that
       Act, as if Section 89(1) of that Act did not
       apply, provided that this power is limited
       to the allotment of equity securities;  Authority
       expires at the earlier of the conclusion of
       the AGM of the Company or on 17 JAN 2007 ;
       and the Directors may so allot in accordance
       with Paragraph 4.4(c) of Article 4  the Section
       95 prescribed amount referred to in Paragraph
       4.4(c) of Article 4  shall be GBP 44,132,121

S.11   Authorize the Company to make market purchases            Mgmt          No vote
       Section 163 of the Companies Act 1985  as
       amended   of up to 305,041,222 of its ordinary
       shares of 28 101/108 pence each, at a minimum
       price of 28 101/108 pence and the maximum price
       which may be paid is an amount equal to 105%
       of the average middle market quotations for
       an ordinary shares as derived from the London
       Stock Exchange Daily Official List, over the
       previous 5 business days;  Authority expires
       at the earlier of the conclusion of the next
       AGM or on 17 JAN 2007 ; the Company, before
       the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

12.    Authorized the Company for the purpose of Section         Mgmt          No vote
       347C of the Companies Act 1985  as amended
       , to make donations to EU political organizations
       Section 347A of that Act  not exceeding GBP
       200,000 in total; and to incur EU political
       expenditure  Section 347A of the Act  not exceeding
       GBP 200,000 in total, during the period beginning
       with the date of passing this resolution and
       end of the next AGM of the Company or on 17
       JAN 2007, whichever is the sooner, in any event
       the aggregate amount of donations made and
       political expenditure incurred by the Company
       pursuant to this resolution shall not exceed
       GBP 200,000

S.13   Adopt the new Articles of Association produced            Mgmt          No vote
       to the meeting and initiated by the Chairman
       for the purpose of identification as the Articles
       of Association of the Company in substitution
       for and to the exclusion of the Company s existing
       Articles of Association




--------------------------------------------------------------------------------------------------------------------------
 E.ON AKTIENGESELLSCHAFT EON, DUESSELDORF                                                    Agenda Number:  700895797
--------------------------------------------------------------------------------------------------------------------------
        Security:  D24909109
    Meeting Type:  AGM
    Meeting Date:  04-May-2006
          Ticker:
            ISIN:  DE0007614406
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Presentation of the adopted financial statements          Non-Voting    No vote
       for the 2005 financial year along with the
       Combined Review of Operations for E.ON AG and
       the E.ON Group and the Report of the Supervisory
       Board as well as the presentation of the approved
       Consolidated Financial Statements

2.     Appropriation of the balance sheet income from            Mgmt          For                            For
       the 2005 FY and the appropriation of the distributable
       profit of EUR 4,614,074,864 as follows: payment
       of a dividend of EUR 2.75 plus a bonus of EUR
       4.25 per entitled share ex-dividend and payable
       date: 05 MAY 2006

3.     Discharge of the Board of Management for the              Mgmt          For                            For
       2005 FY

4.     Discharge of the Supervisory Board for the 2005           Mgmt          For                            For
       FY

5.     Authorize the Board of Managing Directors to              Mgmt          For                            For
       acquire shares of the Company of up to 10%
       of its share capital, on or before 04 NOV 2007
       and the shares may be acquired through the
       stock exchange at a price neither more than
       10% above nor more than 20% below the market
       price of the shares, by way of a public repurchase
       offer to all shareholders or by means of a
       public offer for the exchange of liquid shares
       which are admitted to trading on an organized
       market at a price not differing more than 20%
       from the market price of the shares and by
       using derivatives in the form of call or put
       options if the exercise price is neither more
       than 10% above nor more than 20% below the
       market price of the shares; authorize the Board
       of Managing Directors to dispose of the shares
       in a manner other than the stock exchange or
       an offer to all shareholders if the shares
       are sold at a price not materially below their
       market price, to use the shares in connection
       with mergers and acquisitions or for satisfying
       existing convertible or option rights, to offer
       the shares to executives and employees of the
       Company and its affiliates and to retire the
       shares

6.     Consent to the agreement on Domination and Distribution   Mgmt          For                            For
       of profits and losses between the Company E.ON
       Zwoelfte Verwaltungs GmbH, effective until
       at least 31 DEC 2011

7.     Consent to the agreement on Domination and Distribution   Mgmt          For                            For
       of profits and losses between the Company E.ON
       Dreizehnte Verwaltungs GmbH, effective until
       at least 31 DEC 2011

8.     Change of the Articles of Association regarding           Mgmt          For                            For
       the shareholders right to speak and ask questions
       due to the insertion of Section 131 Paragraph
       2 sentence 2 German Stock Corporation Act
       AKTG  through the Law on Corporate Integrity
       and Modernization of the Right of Avoidane
       UMAG

9.     Elect the Auditors for the 2006 FY: PricewaterhouseCoopersMgmt          For                            For
       AG, Duesseldorf




--------------------------------------------------------------------------------------------------------------------------
 EISAI CO.,LTD.                                                                              Agenda Number:  700947368
--------------------------------------------------------------------------------------------------------------------------
        Security:  J12852117
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2006
          Ticker:
            ISIN:  JP3160400002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please note this announcement is being provided           Non-Voting    No vote
       to inform you that the true agenda has been
       released and is available for your review.
       (Please refer to the attached PDF files.)

1.     Amend the Articles of Incorporation: Approve              Mgmt          For                            *
       Revisions Related to the New Commercial Code

2.1    Elect a Director                                          Mgmt          For                            *

2.2    Elect a Director                                          Mgmt          For                            *

2.3    Elect a Director                                          Mgmt          For                            *

2.4    Elect a Director                                          Mgmt          For                            *

2.5    Elect a Director                                          Mgmt          For                            *

2.6    Elect a Director                                          Mgmt          For                            *

2.7    Elect a Director                                          Mgmt          For                            *

2.8    Elect a Director                                          Mgmt          For                            *

2.9    Elect a Director                                          Mgmt          For                            *

2.10   Elect a Director                                          Mgmt          For                            *

2.11   Elect a Director                                          Mgmt          For                            *

3.     Approve Issuance of Share Acquisition Rights              Mgmt          Against                        *
       to Employees as Stock Options




--------------------------------------------------------------------------------------------------------------------------
 ENCANA CORPORATION                                                                          Agenda Number:  932461243
--------------------------------------------------------------------------------------------------------------------------
        Security:  292505104
    Meeting Type:  Annual
    Meeting Date:  26-Apr-2006
          Ticker:  ECA
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MICHAEL N. CHERNOFF                                       Mgmt          For                            For
       RALPH S. CUNNINGHAM                                       Mgmt          For                            For
       PATRICK D. DANIEL                                         Mgmt          For                            For
       IAN W. DELANEY                                            Mgmt          For                            For
       RANDALL K. ERESMAN                                        Mgmt          For                            For
       MICHAEL A. GRANDIN                                        Mgmt          For                            For
       BARRY W. HARRISON                                         Mgmt          For                            For
       DALE A. LUCAS                                             Mgmt          For                            For
       KEN F. MCCREADY                                           Mgmt          For                            For
       GWYN MORGAN                                               Mgmt          For                            For
       VALERIE A.A. NIELSEN                                      Mgmt          For                            For
       DAVID P. O'BRIEN                                          Mgmt          For                            For
       JANE L. PEVERETT                                          Mgmt          For                            For
       DENNIS A. SHARP                                           Mgmt          For                            For
       JAMES M. STANFORD                                         Mgmt          For                            For

02     APPOINTMENT OF AUDITORS - PRICEWATERHOUSECOOPERS          Mgmt          For                            For
       LLP AT A REMUNERATION TO BE FIXED BY THE BOARD
       OF DIRECTORS.




--------------------------------------------------------------------------------------------------------------------------
 ENDESA SA, MADRID                                                                           Agenda Number:  700867483
--------------------------------------------------------------------------------------------------------------------------
        Security:  E41222113
    Meeting Type:  OGM
    Meeting Date:  25-Feb-2006
          Ticker:
            ISIN:  ES0130670112
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE MEETING HELD ON 24 FEB               Non-Voting    No vote
       2006 HAS BEEN POSTPONED AND THAT THE SECOND
       CONVOCATION WILL BE HELD ON 25 FEB 2006. PLEASE
       ALSO NOTE THE NEW CUTOFF DATE IS 16 FEB 2006.
       IF YOU HAVE ALREADY SENT YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.

       PLEASE NOTE THAT THIS IS AN ANNUAL GENERAL MEETING.       Non-Voting    No vote
       PLEASE ALSO BE ADVISED THAT ADDITIONAL INFORMATION
       CONCERNING ENDESA, S.A. CAN ALSO BE VIEWED
       ON THE COMPANY S WEBSITE: http://www.endesa.es

1.     Examination and approval, as the case may be,             Mgmt          For                            For
       of the annual accounts (balance sheet, income
       statement and annual report) and of the management
       report of the Company and its consolidated
       group, for the fiscal year ending December
       31, 2005, as well as of the corporate management
       during said fiscal year.  To approve the annual
       accounts (balance sheet, income statement and
       annual report) of the Company and its consolidated
       group for the fiscal year ending December 31,
       2005, as well as the corporate management for
       the said fiscal year.

2.     Application of fiscal year earnings and dividend          Mgmt          For                            For
       distribution.  To approve the application of
       the fiscal year earnings and dividend distribution
       proposed by the Board of Directors, in such
       a manner that the profit for fiscal year 2005,
       amounting to 2.976.834.460,45 euros, together
       with the retained earnings from fiscal year
       2004, amounting to 212.964.366,22 euros, and
       which add up to a total of 3.189.798.826,67
       euros, is distributed as follows: - To dividend
       (Maximum amount to be distributed pertaining
       to 2,40 euros/share for all 1,058,752,117 shares)
       2.541.005.080,80 euros - To retained earnings
       648.793.745,87 euros TOTAL 3.189.798.826,67
       euros It is expressly resolved to pay the shares
       entitled to dividends, the gross sum of 2,40
       euros per share. The dividend payment shall
       be made as from 3RD of July, 2006, through
       the banks and financial institutions to be
       announced at the appropriate time, deducting
       from the amount thereof the gross sum of 0.3050
       euros per share, paid as an interim dividend
       on January 2, 2006 by virtue of a resolution
       of the Board of Directors dated November 15,
       2005.

3.     Appointment of Auditors for the Company and               Mgmt          For                            For
       its Consolidated Group.  To appoint as auditors
       for fiscal year 2006 the present external auditor
       Deloitte S.L., for both ENDESA, S.A. as well
       as for its Consolidated Group. To contract
       with the said company the external audit of
       the accounts of ENDESA, S.A. and of its Consolidated
       Group, for fiscal year 2006, delegating to
       the Board of Directors, in the broadest terms,
       the determination of the further conditions
       of this contracting.

4.     Authorization for the Company and its subsidiaries        Mgmt          For                            For
       to be able to acquire treasury stock in accordance
       with the provisions of article 75 and additional
       provision one of the Spanish Corporations Law
       ( Ley de Sociedades Anonimas ). To revoke and
       make void, as to the unused portion, the authorization
       for the derivative acquisition of treasury
       stock, granted by the Annual General Shareholders
       Meeting held on May 27, 2005. To once again
       authorize the derivative acquisition of treasury
       stock, as well as the pre-emptive rights of
       first refusal in respect thereto, in accordance
       with article 75 of the Spanish Corporations
       Law ( Ley de Sociedades Anonimas ), under the
       following conditions: a) Acquisitions may be
       made through any means legally accepted, either
       directly by ENDESA, S.A. itself, by the Companies
       of its group, or by an intermediary person,
       up to the maximum figure permitted by Law.
       b) Acquisitions shall be made at a minimum
       price per share of the par value and a maximum
       equal to their trading value plus an additional
       5%. c) The duration of this authorization shall
       be 18 months. Such acquisition may only be
       made once the result of the public takeover
       bid by Gas Natural, SDG, S.A. for Endesa s
       shares is published, or, as the case may be,
       when the takeover bid is rendered ineffective
       for any cause (or any other competing bid that
       may be tendered), all conformity with the applicable
       securities laws and regulation

5.     Authorization to the Board of Directors for               Mgmt          For                            For
       the execution, implementation and correction,
       as the case may be, of the resolutions adopted
       by the General Meeting, as well as to substitute
       the authorities it receives from the General
       meeting, and granting of authorities for processing
       the said resolutions as a public instrument.
       1. To delegate to the Company s Board of Directors
       the broadest authorities to adopt such resolutions
       as may be necessary or appropriate for the
       execution, implementation, effectiveness and
       successful conclusion of the General Meeting
       resolutions and, in particular, for the following
       acts, without limitation: (i) clarify, specify
       and complete the resolutions of this General
       Meeting and resolve such doubts or aspects
       as are presented, remedying and completing
       such defects or omissions as may prevent or
       impair the effectiveness or registration of
       the pertinent resolutions; (ii) execute such
       public and/or private documents and carry out
       such acts, legal businesses, contracts, declarations
       and transactions as may be necessary or appropriate
       for the execution and implementation of the
       resolutions adopted at this General Meeting;
       and (iii) delegate, in turn, to the Executive
       Committee or to one or more directors, who
       may act severally and indistinctly, the powers
       conferred in the preceding paragraphs. 2. To
       empower the Chairman of the Board of Directors,
       Mr. Manuel Pizarro Moreno, the Chief Executive
       Officer (CEO) Mr. Rafael Miranda Robredo and
       the Secretary of the Board of Directors and
       Secretary General Mr. Salvador Montejo Velilla,
       in order that, any of them, indistinctly, may:
       (i) carry out such acts, legal businesses,
       contracts and transactions as may be appropriate
       in order to register the preceding resolutions
       with the Mercantile Registry, including, in
       particular, inter alia, the powers to appear
       before a Notary Public in order to execute
       the public deeds or notarial records which
       are necessary or appropriate for such purpose,
       to publish the pertinent legal notices and
       formalize any other public or private documents
       which may be necessary or appropriate for the
       registration of such resolutions, with the
       express power to remedy them, without altering
       their nature, scope or meaning; and (ii) appear
       before the competent administrative authorities,
       in particular, the Ministries of Economy and
       Finance and Industry, Tourism and Commerce,
       as well as before other authorities, administrations
       and institutions, especially the Spanish Securities
       Market Commission ( Comision Nacional del Mercado
       de Valores ), the Securities Exchange Governing
       Companies and any other which may be competent
       in relation to any of the resolutions adopted,
       in order to carry out the necessary formalities
       and actions for the most complete implementation
       and effectiveness thereof.




--------------------------------------------------------------------------------------------------------------------------
 ENEL ENTE NAZIONALE PER L'ENERGIA ELETTRICA SPA, ROMA                                       Agenda Number:  700949728
--------------------------------------------------------------------------------------------------------------------------
        Security:  T3679P115
    Meeting Type:  MIX
    Meeting Date:  24-May-2006
          Ticker:
            ISIN:  IT0003128367
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM THERE WILL BE A SECOND CALL ON
       25 MAY 2006 (AND A THIRD CALL ON 26 MAY 2006).YOUR
       VOTING INSTRUCTIONS WILL REMAIN VALID FOR ALL
       CALLS UNLESS THE AGENDA IS AMENDED. PLEASE
       BE ALSO ADVISED THAT YOUR SHARES WILL BE BLOCKED
       UNTIL THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

O.1    Approve the balance sheet as of 31 DEC 2005;              Mgmt          For                            For
       the Board of Directors, the Internal and External
       Auditors reports; the resolutions related thereto
       and the consolidated balance sheet as of 31
       DEC 2005

O.2    Approve the net income allocation and distribution        Mgmt          For                            For
       of available reserves

O.3    Approve the Stock Option Plan for the term 2006           Mgmt          For                            For
       for Enel Directors and/or subsidiaries as per
       Article 2359 of the Italian Civil Code

E.1    Authorize the Board of Directors to increase              Mgmt          For                            For
       the stock capital in favour of the Stock Option
       2006, for an amount of maximum EUR 31,790.000
       through ordinary shares reserved to Enel Directors
       and/or subsidiaries, to be assigned through
       a capital increase with or without option rights
       as per Article 2441, last subsection of the
       Italian Civil Code and Article 134 Subsection
       2 of the legislative decree 58/98; resolutions
       related thereto and amend Article 5 of the
       By-laws

E.2    Approve the voting procedures to appoint the              Mgmt          For                            For
       Managers in charge of drawing accounting documents
       and the integration of the Article 20 of the
       By-laws

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF RECORD DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ENI SPA, ROMA                                                                               Agenda Number:  700944401
--------------------------------------------------------------------------------------------------------------------------
        Security:  T3643A145
    Meeting Type:  MIX
    Meeting Date:  23-May-2006
          Ticker:
            ISIN:  IT0003132476
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       24 MAY 2006  AND A THIRD CALL ON 26 MAY 2006
       . CONSEQUENTLY, YOUR VOTING INSTRUCTIONS WILL
       REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA
       IS AMENDED. PLEASE BE ALSO ADVISED THAT YOUR
       SHARES WILL BE BLOCKED UNTIL THE QUORUM IS
       MET OR THE MEETING IS CANCELLED.  THANK YOU

O.1    Approve the balance sheet and the consolidated            Mgmt          For                            For
       balance sheet as of 31 DEC 2005 and the Board
       of Directors, Internal and External Auditors
       reports

O.2    Approve the net income allocation                         Mgmt          For                            For

O.3    Grant authority to purchase own shares and withdrawal,    Mgmt          For                            For
       for the part not yet executed and this authority
       was approved by the shareholders  meeting held
       on 27 MAY 2005

O.4    Approve the Stock Option Plan for the term 2006-2008      Mgmt          For                            For
       and grant authority to dispose own shares in
       favour of the Plan

O.5    Approve the subscription of a Directors  and              Mgmt          For                            For
       Officers  Liability insurance in favour of
       Eni Directors and the Internal Auditors

E.1    Amend Articles 13, Paragraph 1, 17, Paragraph             Mgmt          For                            For
       3, 24, Paragraph 1, and 28, Paragraphs 2 and
       4, of the By Laws




--------------------------------------------------------------------------------------------------------------------------
 FOMENTO ECONOMICO MEXICANO, S.A. DE                                                         Agenda Number:  932440009
--------------------------------------------------------------------------------------------------------------------------
        Security:  344419106
    Meeting Type:  Annual
    Meeting Date:  10-Mar-2006
          Ticker:  FMX
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      REPORT OF THE BOARD OF DIRECTORS; PRESENTATION            Mgmt          For
       OF THE FINANCIAL STATEMENTS OF FOMENTO ECONOMICO
       MEXICANO, S.A. DE C.V., FOR THE 2005 FISCAL
       YEAR, AND THE REPORT OF THE EXAMINER PURSUANT
       TO ARTICLE 172 OF THE GENERAL LAW OF COMMERCIAL
       COMPANIES ( LEY GENERAL DE SOCIEDADES MERCANTILES
       ) AND THE APPLICABLE PROVISIONS OF THE SECURITIES
       MARKET LAW.

II     APPLICATION OF THE RESULTS FOR THE 2005 FISCAL            Mgmt          Against
       YEAR, INCLUDING THE PAYMENT OF A CASH DIVIDEND,
       IN MEXICAN PESOS.

III    PROPOSAL TO DETERMINE THE MAXIMUM AMOUNT TO               Mgmt          For
       BE USED IN THE SHARE REPURCHASE PROGRAM.

IV     ELECTION OF MEMBERS OF THE BOARD OF DIRECTORS             Mgmt          For
       AND EXAMINERS, AND RESOLUTION WITH RESPECT
       TO THEIR REMUNERATION.

V      APPOINTMENT OF COMMITTEES.                                Mgmt          For

VI     APPOINTMENT OF DELEGATES FOR THE SHAREHOLDERS             Mgmt          For
       MEETING.

VII    MINUTES OF THE SHAREHOLDERS  MEETING.                     Mgmt          For




--------------------------------------------------------------------------------------------------------------------------
 FORTIS NL                                                                                   Agenda Number:  700941443
--------------------------------------------------------------------------------------------------------------------------
        Security:  B4399L102
    Meeting Type:  EGM
    Meeting Date:  11-May-2006
          Ticker:
            ISIN:  BE0003801181
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. SHOULD YOU
       HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE AT ADP. THANK YOU

       MARKET RULES REQUIRE ADP TO DISCLOSE BENEFICIAL           Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR ADP CLIENT SERVICE REPRESENTATIVE.
       THIS INFORMATION IS REQUIRED IN ORDER FOR ADP
       TO LODGE YOUR VOTE

1.     Opening                                                   Non-Voting    No vote

2.1    Approve the special report from the Board of              Non-Voting    No vote
       Directors in relation to authorized capital

2.2    Approve to cancel the unused balance and create           Mgmt          For                            For
       new authorized capital and amend Article 9
       of the Articles of Association

3.1    Authorize the Company to acquire Fortis Units             Mgmt          For                            For

3.2    Authorize the Company to dispose of Fortis Units          Mgmt          For                            For

4.     Closure                                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 FORTIS NL                                                                                   Agenda Number:  700968475
--------------------------------------------------------------------------------------------------------------------------
        Security:  B4399L102
    Meeting Type:  AGM
    Meeting Date:  31-May-2006
          Ticker:
            ISIN:  BE0003801181
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU                Non-Voting    No vote

       MARKET RULES REQUIRE ADP TO DISCLOSE BENEFICIAL           Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR ADP CLIENT SERVICE REPRESENTATIVE.
       THIS INFORMATION IS REQUIRED IN ORDER FOR ADP
       TO LODGE YOUR VOTE. THANK YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. SHOULD YOU
       HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE AT ADP. THANK YOU.

1.     Opening                                                   Mgmt          For                            For

2.1.1  Approve the annual report on the FY 2005                  Mgmt          For                            For

2.1.2  Approve the consolidated annual accounts for              Mgmt          For                            For
       the FY 2005

2.1.3  Approve the Statutory annual accounts of the              Mgmt          For                            For
       Company for the FY 2005

2.1.4  Approve the profit appropriation of the Company           Mgmt          For                            For
       for the FY 2004

2.2.1  Approve the dividend policy                               Mgmt          For                            For

2.2.2  Adopt the gross dividend for the 2005 FY of               Mgmt          For                            For
       EUR 1.16 per Fortis Unit. as an interim dividend
       of EUR 0.52 per Fortis Unit was paid in SEP
       2005, the final dividend amounts to EUR 0.64
       and will be payable as from 22 JUN 2006

2.3.1  Grant discharge to the Members of the Board               Mgmt          For                            For
       of Directors for the year 2005

2.3.2  Grant discharge to the Auditor for the FY 2005            Mgmt          For                            For

3.     Approve the Fortis Governance relating to the             Mgmt          For                            For
       reference codes and the applicable provisions
       regarding Corporate Governance

4.1.1  Re-elect Mr. Jan Slechte as a Director, for               Mgmt          For                            For
       a period of 1 year until the end of the ordinary
       meeting of 2007

4.1.2  Re-elect Mr. Richard Delbridge as a Director,             Mgmt          For                            For
       for a period of 3 years, until the end of the
       OGM of 2009

4.1.3  Re-elect Mr Klaas Westdijk as a Director, for             Mgmt          For                            For
       a period of 3 years, until the OGM of 2009

4.2.1  Re-elect Mr. Alois Michielsen as a Director,              Mgmt          For                            For
       for a period of 3 years, until the end of the
       OGM of 2009

4.2.2  Re-elect Mr. Reiner Hagemann as a Director,               Mgmt          For                            For
       for a period of 3 years, until the end of the
       OGM of 2009

4.2.3  Re-elect Mrs. Clara Furse as a Director, for              Mgmt          For                            For
       a period of 3 years until the end of the OGM
       of 2009

4.3    Re-elect PricewaterhouseCoopers, Reviseurs d              Mgmt          For                            For
       Enterprises as the Statutory Auditor of the
       Company, for the FY 2006,2007, 2008 and approve
       to set its remuneration at an annual amount
       of EUR 432,000, the Company will be represented
       by Mr. Yves Vandenplas and Mr. Luc Discry

5.1    Approve the special report by the Board of Directors,     Mgmt          For                            For
       prepared in accordance with Article 604, Paragraph
       2 and Article 607 of the Companies Code

5.2    Approve to cancel the unused balance of the               Mgmt          For                            For
       authorized capital existing at the date of
       the meeting and to create a new authorized
       capital of EUR 1,627,920,000 for a period of
       3 years and authorize the use of the authorized
       capital in the event of a public take over
       offer for a period of 3 years; amend Article
       9 of the Articles of Association as specified

6.1    Authorize the Board of Directors of the Company           Mgmt          For                            For
       and the Board of its direct Subsidiaries for
       a period of 18 months, to acquire Fortis units,
       in which twinned shares of Fortis SA/N.V. are
       incorporated, up to the maximum number authorized
       by Article 620 Paragraph 1.2 of the Companies
       Code for exchange values equivalent to the
       average of the closing prices of the Fortis
       Unit on Euronext Brussels and Euronext Amsterdam
       on the day immediately preceding the acquisition,
       plus a maximum of 15% or minus a maximum 15%

6.2    Authorize the Board of Directors of the Company           Mgmt          For                            For
       and the Board of its direct Subsidiaries for
       a period of 18 months to dispose of Fortis
       Units, in which twinned Fortis SA/NV shares
       are incorporated under the conditions it will
       determine

7.     Closure                                                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GRUPO FINANCIERO BANORTE SA DE CV GFNORTE                                                   Agenda Number:  700807778
--------------------------------------------------------------------------------------------------------------------------
        Security:  P49501201
    Meeting Type:  OGM
    Meeting Date:  06-Oct-2005
          Ticker:
            ISIN:  MXP370711014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to distribute a cash dividend                     Mgmt          No vote

2.     Approve to increase the Company s capital                 Mgmt          No vote

3.     Approve to designate the comptrollers of the              Mgmt          No vote
       Company and determine their remuneration

4.     Approve the designation of a delegate or the              Mgmt          No vote
       delegates to formalize and execute the resolutions
       adopted by the meeting

5.     Approve the meeting minutes                               Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 GRUPO FINANCIERO BANORTE SA DE CV GFNORTE                                                   Agenda Number:  700932862
--------------------------------------------------------------------------------------------------------------------------
        Security:  P49501201
    Meeting Type:  OGM
    Meeting Date:  28-Apr-2006
          Ticker:
            ISIN:  MXP370711014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I.     Approve the Board of Directors  report to which           Mgmt          For                            For
       the Article 172 of the General Mercantile Companies
       Law refers, for the FYE 31 DEC 2005, taking
       into account the Commissioner s report as well
       as the Audit Committee s report

II.    Approve the allocation of profits                         Mgmt          For                            For

III.   Appoint the Members of the Board of Directors             Mgmt          For                            For
       and Commissioners of the Company

IV.    Approve to set the compensation for the Members           Mgmt          For                            For
       of the Board of Directors and Commissioners
       of the Company

V.     Approve the Board of Directors  report on the             Mgmt          For                            For
       operations carried out with own shares during
       2005, as well as the setting of the maximum
       amount of resources that may be allocated for
       the purchase of own shares for the FY 2006

VI.    Appoint a delegate or delegates to formalize              Mgmt          For                            For
       and carry out, if relevant, the resolutions
       passed at the meeting

VII.   Approve the minutes of the meeting                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HBOS PLC                                                                                    Agenda Number:  700895610
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4364D106
    Meeting Type:  AGM
    Meeting Date:  25-Apr-2006
          Ticker:
            ISIN:  GB0030587504
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Report and Accounts                           Mgmt          For                            For

2.     Approve the Report on Remuneration policy and             Mgmt          For                            For
       practice

3.     Declare the final dividend of 24.35 pence per             Mgmt          For                            For
       share

4.     Elect Mr. Peter Cummings as a Director                    Mgmt          For                            For

5.     Elect Ms. Karen Jones as a Director                       Mgmt          For                            For

6.     Re- elect Mr. Andy Hornby as a Director                   Mgmt          For                            For

7.     Re- elect Mr. Phil Hodkinson as a Director                Mgmt          For                            For

8.     Re- elect Sir Ronald Garrick as a Director                Mgmt          For                            For

9.     Re- elect Ms. Coline McConville as a Director             Mgmt          For                            For

10.    Re-appoint KPMG Audit Plc as the Auditors and             Mgmt          For                            For
       authorize the Board to determine their remuneration

11.    Approve to increase the authorized preference             Mgmt          For                            For
       share capital to GBP 4,685,000,000, EUR 3,000,000,000,
       USD 5,000,000,000, AUS 1,000,000,000 and CAN
       1,000,000,000 by the creation of preference
       shares

12.    Approve the issue of ordinary shares with pre-emption     Mgmt          For                            For
       rights up to aggregate nominal amount of GBP
       319,304,642 issue of preference shares with
       pre-emption rights up to GBP 3,126,852,845,
       EUD 3,000,000,000, USD 4,498,500,000 AUS 1,000,000,000
       and CAN 1,000,000

S.13   Approve to authorize the issue of equity or               Mgmt          For                            For
       equity-linked securities without pre-emptive
       rights up to aggregate nominal amount of GBP
       47,895,696

S.14   Approve to authorize GBP 383,103,366 of ordinary          Mgmt          For                            For
       shares for market purchase

15.    Approve the EU Political Organization Donations           Mgmt          For                            For
       and Incur EU political Expenditure up to GBP
       100,000

16.    Approve and adopt the rules of The HBOS plc               Mgmt          For                            For
       Extended Short Term Incentive Plan

S.17   Amend Articles of Association regarding rights            Mgmt          For                            For
       of preference shares, Board composition, dividend
       payments and the Directors idemnities

S.18   Amend the Memorandum of Association                       Mgmt          For                            For

S.19   Approve further amendments to the Articles of             Mgmt          For                            For
       Association regarding preference shares




--------------------------------------------------------------------------------------------------------------------------
 HONDA MTR LTD                                                                               Agenda Number:  700988744
--------------------------------------------------------------------------------------------------------------------------
        Security:  J22302111
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2006
          Ticker:
            ISIN:  JP3854600008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            *

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            *
       to the New Commercial      Code, Reduce Authorized
       Capital

3.1    Appoint a Director                                        Mgmt          For                            *

3.2    Appoint a Director                                        Mgmt          For                            *

3.3    Appoint a Director                                        Mgmt          For                            *

3.4    Appoint a Director                                        Mgmt          For                            *

3.5    Appoint a Director                                        Mgmt          For                            *

3.6    Appoint a Director                                        Mgmt          For                            *

3.7    Appoint a Director                                        Mgmt          For                            *

3.8    Appoint a Director                                        Mgmt          For                            *

3.9    Appoint a Director                                        Mgmt          For                            *

3.10   Appoint a Director                                        Mgmt          For                            *

3.11   Appoint a Director                                        Mgmt          For                            *

3.12   Appoint a Director                                        Mgmt          For                            *

3.13   Appoint a Director                                        Mgmt          For                            *

3.14   Appoint a Director                                        Mgmt          For                            *

3.15   Appoint a Director                                        Mgmt          For                            *

3.16   Appoint a Director                                        Mgmt          For                            *

3.17   Appoint a Director                                        Mgmt          For                            *

3.18   Appoint a Director                                        Mgmt          For                            *

3.19   Appoint a Director                                        Mgmt          For                            *

3.20   Appoint a Director                                        Mgmt          For                            *

4      Approve Payment of Bonuses to Directors and               Mgmt          For                            *
       Corporate Auditors

5      Approve Provision of Retirement Allowance for             Mgmt          For                            *
       Directors




--------------------------------------------------------------------------------------------------------------------------
 HSBC HOLDINGS PLC                                                                           Agenda Number:  700924283
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4634U169
    Meeting Type:  AGM
    Meeting Date:  26-May-2006
          Ticker:
            ISIN:  GB0005405286
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual accounts and reports of the            Mgmt          For                            For
       Directors and of the Auditor for the YE 31
       DEC 2005

2.     Approve the Director s remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2005

3.a    Re-elect Mr. Boroness Dunn as a Director                  Mgmt          For                            For

3.b    Re-elect Mr. M.F. Geoghegan as a Director                 Mgmt          For                            For

3.c    Re-elect Mr. S.K. Green as a Director                     Mgmt          For                            For

3.d    Re-elect Sir. Mark Moody-Stuart as a Director             Mgmt          For                            For

3.e    Re-elect Mr. S.M. Robertson as a Director                 Mgmt          For                            For

3.f    Re-elect Mr. H.Sohmen as a Director                       Mgmt          For                            For

3.g    Re-elect Sir. Brian Williamson as a Director              Mgmt          For                            For

4.     Re-appoint KPMG Audit PLC, as the Auditor at              Mgmt          For                            For
       remuneration to be determined by the Group
       Audit Committee

5.     Authorize the Directors, pursuant to and for              Mgmt          For                            For
       the purposes of Section 80 of the Companies
       Act 1985, to allot relevant securities  Section
       80  up to an aggregate nominal amount of GBP
       100,000 and EUR 100,000  in each such case
       in the form of 100,000,000 non-cumulative preference
       shares  and USD USD85,500  in the form of 8,550,000
       non-cumulative preference shares  and USD1,137,200,000
       in the form of Ordinary Shares of USD 0.50
       each  Ordinary Shares  provided that this authority
       shall be limited so that, otherwise than pursuant
       to: a) a rights issue or other issue the subject
       of an offer or invitation, open for acceptance
       for a period fixed by the Directors, to: i)
       Ordinary Shareholders where the relevant Securities
       respectively attributable to the interests
       of all Ordinary Shareholders are proportionate
       (or as nearly as may be) to the respective
       number of Ordinary Shares held by them; and
       ii) holders of securities, bonds, debentures
       or warrants which, in accordance with the rights
       attaching thereto, are entitled to participate
       in such a rights issue or other issue, but
       subject to such exclusions or other arrangements
       as the Directors may deem necessary or expedient
       in relation to fractional entitlements or securities
       represented by depositary receipts or having
       regard to any restrictions, obligations or
       legal problems under the laws of or the requirements
       of any regulatory body or stock exchange in
       any territory or otherwise howsoever; or b)
       the terms of any share plan for employees of
       the Company or any of its subsidiary undertakings;
       or c) any scrip dividend scheme or similar
       arrangements implemented in accordance with
       the Articles of Association of the Company;
       or d) the allotment of up to 10,000,000 non-cumulative
       preference shares of GBP 0.01 each, 8,550,000
       non-cumulative preference shares of USD 0.01
       each and 10,000,000 non-cumulative preference
       shares of EUR 0.01 each in the capital of the
       Company, the nominal amount of relevant securities
       to be allotted by the Directors pursuant to
       this authority wholly for cash shall not in
       aggregate, together with any allotment of other
       equity securities authorized by sub-paragraph
       b) of Resolution 6, exceed USD 284,300,000
       being equal to approximately 5 % of the nominal
       amount of Ordinary Shares of the Company in
       issue ;  Authority expires at the conclusion
       of the AGM of the Company in 2007 ; and authorize
       the Directors to allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

s.6    Authorize the Directors, pursuant to section              Mgmt          For                            For
       95 of the Companies Act 1985  the Act : a)
       subject to the passing of Resolution 5, to
       allot equity securities  Section 94 of the
       Companies Act 1985 ; and b) to allot any other
       equity securities  Section 94 of the Companies
       Act 1985  which are held by the Company in
       treasury, dis-applying the statutory pre-emption
       rights  Section 89(1) ;  Authority expires
       at the conclusion of the AGM of the Company
       in 2007 ; and authorize the Directors to allot
       equity securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry

7.     Authorize the Company to make market purchases            Mgmt          For                            For
       Section 163 of the Companies Act 1985  of
       up to 1,137,200,000 ordinary shares of USD
       0.50 each in the capital of the Company, at
       a minimum price of USD 0.50 and up to 105%
       of the average middle market quotations for
       such shares derived from the London Stock Exchange
       Daily Official List, over the previous 5 business
       days or 105% of the average of the closing
       prices of ordinary shares on The Stock Exchange
       of Hong Kong Limited, over the previous 5 business
       days;  Authority expires at the conclusion
       of the AGM of the Company in 2007 ; the Company,
       before the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

8.     Authorize each of the Non-Executive Director              Mgmt          For                            For
       other than alternate Director , pursuant to
       Article 104.1 of the Articles of Association
       of the Company with effect from 01 JAN 2006,
       to receive GBP 65,000 per annum by way of fees
       for their services as a Director and no such
       fee shall be payable to any executive Director




--------------------------------------------------------------------------------------------------------------------------
 IBERDROLA SA, BILBAO                                                                        Agenda Number:  700883691
--------------------------------------------------------------------------------------------------------------------------
        Security:  E6164R104
    Meeting Type:  OGM
    Meeting Date:  29-Mar-2006
          Ticker:
            ISIN:  ES0144580018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       30 MAR 2006. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU

1.     Approve, the individual financial statements              Mgmt          For                            For
       balance sheet, profit and loss statement and
       notes  of the Company and the consolidated
       financial statements of the Company and its
       controlled Companies for the FYE 31 DEC 2005;
       and the individual management report of the
       Company and of the consolidated management
       report of the Company and its controlled Companies
       as of 31 DEC 2005 as well as the Corporate
       Management for such FY

2.     Approve the allocation of profits/losses and              Mgmt          For                            For
       distribution of dividends for the FYE on 31
       DEC 2005

3.     Amend Articles 19 and 22 of By-Laws and Articles          Mgmt          For                            For
       8 and 10 of the Regulations  as prescribed

4.     Authorize the Board of Directors, pursuant to             Mgmt          Against                        Against
       the provisions of Section 153.1.b) of the Companies
       Law, within a maximum term of 5 years, to increase
       the share capital by up to one-half of the
       current share capital and at the time and in
       the amount that it deems appropriate, with
       an allocation of the power to exclude pre-emptive
       rights and amend Article 5 of the By-Laws to
       cancel the authorization granted in the Meeting
       of 16 JUN 2001

5.     Authorize the Board of Directors, for a term              Mgmt          For                            For
       of 5 years, to issue: a) bonds or simple debentures
       or other fixed-income securities of a like
       nature  other than notes , as well as preferred
       stock, up to a maximum amount of EUR 9,000
       million and b) notes up to a maximum amount,
       independently of the foregoing, of EUR 4,000
       million; and authorize the Company to guarantee,
       within the limits set forth above, new issuances
       of securities by controlled Companies, for
       which purpose the delegation approved at the
       General Shareholders  Meeting held on 18 MAR
       2005 is hereby deprived of effect to the extent
       of the unused amount

6.     Authorize the Board of Directors for the derivative       Mgmt          For                            For
       acquisition of the Company s own shares by
       the Company itself and/or by its controlled
       Companies pursuant to the provisions of the
       Law, for which purpose the authorization granted
       at the General Shareholders  Meeting held on
       March 18, 2005 is hereby deprived of effect
       to the extent of the unused amount; approve
       the reduction of share capital and amend Article
       5 of the By-Laws

7.     Authorize the Board of Directors to apply for             Mgmt          For                            For
       the listing on and delisting from Spanish or
       foreign organized secondary markets of the
       shares, debentures or other securities issued
       or to be issued, and to adopt such resolutions
       as may be necessary to ensure the continued
       listing of the shares, debentures or other
       securities of the Company that may then be
       outstanding

8.     Authorize the Board of Directors to create and            Mgmt          For                            For
       associations and foundations pursuant to the
       applicable legal provisions

9.     Appoint the Auditor of the Company and its Consolidated   Mgmt          For                            For
       Group

10.a   Ratify the appointment of Mr. Xabier de Irala             Mgmt          For                            For
       Estevez as the Director

10.b   Ratify the appointment of Mr. Jesus Maria Cadenato        Mgmt          For                            For
       Matia as the Director

11.    Authorize the Board of Directors of the Company,          Mgmt          For                            For
       to the fullest possible extent, to execute
       the foregoing resolutions, including the power
       to interpret, remedy and complete such resolutions
       and have them evidenced in the form of public
       instruments and obtain the appropriate registrations
       thereof, as well as the right to delegate the
       powers




--------------------------------------------------------------------------------------------------------------------------
 IMPERIAL ENERGY CORPORATION PLC, LEEDS                                                      Agenda Number:  700952484
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4765H102
    Meeting Type:  AGM
    Meeting Date:  25-May-2006
          Ticker:
            ISIN:  GB00B00HD783
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report of the Directors and audited           Mgmt          For                            For
       accounts for the FYE 31 DEC 2005

2.     Re-appoint Dr. K.P. Forrest CBE as a Director             Mgmt          For                            For

3.     Re-appoint Mr. T.G.K Smith as a Director                  Mgmt          For                            For

4.     Re-appoint Mr. A.I. Korchik as a Director                 Mgmt          For                            For

5.     Re-appoint Baker Tilly as the Auditors and authorize      Mgmt          For                            For
       the Directors to fix their remuneration

6.     Authorize the Directors, to allot relevant securities     Mgmt          Against                        Against
       Section 80(2) of the Companies Act 1985  up
       to an aggregate nominal amount of GBP 324,
       221;  Authority expires the earlier of the
       conclusion of the AGM of the Company or 15
       months after the date of this resolution ;
       and the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.7    Authorize the Directors, in substitution for              Mgmt          For                            For
       any existing authorities and pursuant to Section
       95 of the Act, to allot equity securities
       Section 94 of the Act  for cash pursuant to
       the authority given in the previous resolution,
       disapplying the statutory pre-emption rights
       Section 89(1) of the Act , provided that this
       power is limited to the allotment of equity
       securities: 1) which are offered to all the
       holders of equity securities of the Company;
       and 2) up to an aggregate nominal amount of
       GBP 49,124;  Authority expires the earlier
       of the conclusion of the AGM of the Company
       or 15 months ; and the Directors may allot
       equity securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry




--------------------------------------------------------------------------------------------------------------------------
 IMPERIAL ENERGY CORPORATION PLC, LEEDS                                                      Agenda Number:  700973022
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4765H102
    Meeting Type:  EGM
    Meeting Date:  05-Jun-2006
          Ticker:
            ISIN:  GB00B00HD783
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Authorize the Directors, in substitution for              Mgmt          For                            For
       any existing authority and for the purpose
       of Section 80 of the Companies Act 1985  the
       Act , to allot relevant securities  Section
       80(2) of the Act  up to an aggregate nominal
       amount of GBP 681,552;  Authority expires at
       the conclusion of the next AGM or 15 months
       ; and the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry; and 2) authorize the Directors,
       in substitution for any existing authority,
       and pursuant to Section 95 of the Companies
       Act 1985, to allot equity securities  Section
       94 of the Act  for cash pursuant to the authority
       conferred by previous resolution, disapplying
       the statutory pre-emption rights  Section 89(1)
       of the Act , provided that this power is limited
       to the allotment of equity securities: a) in
       connection with a rights issue in favor of
       ordinary shareholders; b) up to an aggregate
       nominal amount of GBP 265,542.325 and GBP 62,401;
       Authority expires the earlier of the conclusion
       of the next AGM or 15 months ; and the Directors
       may allot equity securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry




--------------------------------------------------------------------------------------------------------------------------
 ING GROEP N V                                                                               Agenda Number:  700900752
--------------------------------------------------------------------------------------------------------------------------
        Security:  N4578E413
    Meeting Type:  AGM
    Meeting Date:  25-Apr-2006
          Ticker:
            ISIN:  NL0000303600
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting    No vote
       AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
       PERIOD ENDS ONE DAY AFTER THE REGISTRATION
       DATE SET ON 18 APR 2006. SHARES CAN BE TRADED
       THEREAFTER. THANK YOU

1.     Approve the live webcasting of this present               Mgmt          For                            For
       meeting and subsequent shareholders  meeting

2.a    Receive the reports of the Board of Directors             Non-Voting    No vote
       and message of the Supervisory Board on FY
       2005 and the reservation and the Dividend Policy

2.b    Profit retention and Distribution Policy                  Non-Voting    No vote

3.a    Approve the annual accounts for 2005                      Mgmt          For                            For

3.b    Dividend for 2005                                         Mgmt          For                            For

4.a    Grant discharge the Executive Board in respect            Mgmt          For                            For
       of the duties performed during the year 2005

4.b    Grant discharge the Supervisory Board in respect          Mgmt          For                            For
       of the duties performed during the year 2005

5.     Corporate Governance Policy                               Non-Voting    No vote

6.a    Appoint Mr. Dick Harryvan as a Member of the              Mgmt          For                            For
       Executive Board

6.b    Appoint Mr. Tom Mclnerney as a Member of the              Mgmt          For                            For
       Executive Board

6.c    Appoint Mr. Hans van der Noordaa as a Member              Mgmt          For                            For
       of the Executive Board

6.d    Appoint Mr. Jacques de Vaucleroy as a Member              Mgmt          For                            For
       of the Executive Board

7.a    Re-appoint Mr. Cor Herkstroter as a Member of             Mgmt          For                            For
       the Supervisory Board

7.b    Re-appoint Mr. Karel Vuursteen as a Member of             Mgmt          For                            For
       the Supervisory Board

7.c    Appoint Mr. Piet Klaver as a Member of the Supervisory    Mgmt          For                            For
       Board

8      Approve the maximum number of stock options               Mgmt          For                            For
       and performance shares to be granted to the
       Members of the Executive Board for 2005

9.     Amend the Pension Scheme in the Executive Board           Mgmt          For                            For
       Remuneration Policy

10.    Approve to set the yearly remuneration for the            Mgmt          For                            For
       Members of the Supervisory Board as follows:
       the Members: EUR 45.000; the Vice Chairman:
       EUR 65.000; the Chairman: EUR 75.000; following
       additional amounts are also payable: Chairman
       of the Audit Committee: EUR 8.000; Members
       of the Audit Committee: EUR 6.000; Chairman
       of other Committees: EUR 7.500; Members of
       other Committees: EUR 5.000; in addition to
       the above remuneration, Members of the Supervisory
       Board are entitled to expense allowances, which
       are partly fixed and partly related to the
       costs occurred

11.a   Authorize the Managing Board, subject to the              Mgmt          For                            For
       approval of the Supervisory Board, be designated
       for a period of 18 months, to resolve to issue
       shares up to 220,000,000 ordinary shares plus
       an additional number of 220,000,000 shares
       in connection with a merger or takeover bid;
       under approval of the Supervisory Board as
       the sole body to limit or exclude the pre-emptive
       right on new issued shares in the Company

11.b   Authorize the Managing Board, subject to the              Mgmt          For                            For
       approval of the Supervisory Board, for a period
       of 18 months, to resolve to issue Preference
       B SHARES up to a maximum of 10,000,000 Preference
       B Shares with a price of EUR 0.24 each, provided
       that they are issued for a price per share
       that is not below the highest price per depositary
       receipt of ordinary share on the date preceding
       the date of issue of the Preference Shares
       B as evidenced by the official price list of
       Euronext Amsterdam; this issue will be used
       for converting the ING Perpetuals III according
       the conditions of this issue

12.    Authorize the Managing Board, subject to the              Mgmt          For                            For
       approval of the Supervisory Board, to cause
       the Company to acquire its own shares for valuable
       consideration, up to a maximum number which,
       at the time of acquisition, the Company is
       permitted to acquire pursuant to the provisions
       of Section 98, Subsection 2, of Book 2 OF The
       Netherlands Civil Code;  Authority expires
       at the end of 18 months, commencing on 25 APRIL
       2006

13.a   Approve the English language as the official              Mgmt          For                            For
       language of the annual report with effect from
       the 2006 report

13.b   Approve the use of English language as the official       Mgmt          For                            For
       language as of the 2007 shareholders  meeting

14.    Any other business and closing                            Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 IRELAND BK                                                                                  Agenda Number:  700751197
--------------------------------------------------------------------------------------------------------------------------
        Security:  G49374146
    Meeting Type:  CRT
    Meeting Date:  06-Jul-2005
          Ticker:
            ISIN:  IE0030606259
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the report of the Directors and the accounts        Mgmt          For                            For
       for the YE 31 MAR 2005

2.     Declare a dividend                                        Mgmt          For                            For

3.1    Elect Mr. Paul Haran as a Director                        Mgmt          For                            For

3.2.A  Re-elect Mr. Richard Burrows as a Director                Mgmt          For                            For

3.2.B  Re-elect Mr. Brian Goggin as a Director                   Mgmt          For                            For

3.2.C  Re-elect Mr. Denis O Brien as a Director                  Mgmt          For                            For

3.2.D  Re-elect Mr. John O Donovan as a Director                 Mgmt          For                            For

3.2.E  Re-elect Mr. Mary Redmond as a Director                   Mgmt          For                            For

4.     Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors

S.5    Authorize the Bank and/or any subsidiary  as              Mgmt          For                            For
       such expression is defined by Section 155 of
       the Companies Act, 1963 , to make market purchases
       defined by Section 212 of the Companies Act,
       1990 the  1990 Act    of up to a maximum number
       95,732,060 units of Ordinary Stock, at a minimum
       of nominal value EUR 0.64 and minimum and maximum
       prices which may be paid for any such units
       of Ordinary Stock shall be determined in accordance
       with Bye-Law 39 of the Bye-Laws of the Bank;
       b) authorize the Bank and/or any subsidiary
       as such expression is defined by Section 155
       of the Companies Act, 1963 , to make market
       purchases  defined by Section 212 of the Companies
       Act, 1990 Act  of up to a maximum of 1,876,090
       units of Non-Cumulative Preference Stock of
       EUR 1.27 each of the Bank  the  Sterling Preference
       Stock   and units of Non-Cumulative Preference
       Stock of EUR 1.27 each of the Bank  the  euro
       Preference Stock   and the minimum and maximum
       prices which may be paid for any such units
       of Sterling Preference Stock shall be determined
       in accordance with Bye-Law 39 of the Bye-Laws
       of the Bank, the maximum number of units of
       euro Preference Stock authorized to be acquired
       pursuant to the terms of this resolution shall,
       subject to the proviso hereinafter set out,
       not exceed 3,026,598 units, the minimum and
       maximum prices which may be paid for any such
       units of euro Preference Stock shall be determined
       in accordance with Bye-Law 39 of the Bye-Laws
       of the Bank, provided that the nominal value
       of the units of  Ordinary Stock, Sterling Preference
       Stock and euro Preference Stock acquired pursuant
       to the terms of this resolution shall not exceed
       10% of the nominal value of the issued capital
       stock of the Bank at anytime;  Authority expires
       the earlier at the conclusion of the annual
       general court or 5 JAN 2007,  ; the bank or
       any such subsidiary,  before the expiry,  may
       make a contract for the purchase of units or
       Ordinary Stock, units of Sterling Preference
       Stock or units of euro Preference Stock which
       will or may be wholly or partly executed after
       such expiry

S.6    Approve, for the purposes of Section 209 of               Mgmt          For                            For
       the Companies Act, 1990  the  1990 Act  , the
       re-issue price range at which any units of
       treasury stock for the time being held by the
       Bank in accordance with Section 209 of the
       1990 Act may be re-issued off-market shall
       be determined in accordance with Bye-Law 40
       of the Bye-Laws of the Bank;  Authority expires
       at the earlier of conclusion of annual general
       court or 5 JAN 2007

S.7    Authorize the Directors to issue, allot, grant            Mgmt          For                            For
       options over or otherwise dispose of Ordinary
       Stock of the Bank for cash on a non-pre-emptive
       basis  including the issue of securities convertible
       into Ordinary Stock  or to agree to do any
       of the foregoing acts, provided that this power
       is limited to: a) the issue, allotment, grant
       of options over or other disposal of Ordinary
       Stock b) up to a nominal amount of EUR 30.90
       million;  Authority expires at the earlier
       of conclusion of annual general court or 5
       OCT 2006 ; any Ordinary Stock which may be
       issued pursuant to any employee stock issue
       or stock option scheme approved by a General
       Court shall be disregarded for the purpose
       of both the maximum limit and the expiry date
       set as above

S.8    Authorize the Directors to issue, allot, grant            Mgmt          For                            For
       options over or otherwise dispose of Ordinary
       Stock of the Bank for cash on a non-pre-emptive
       basis  including the issue of securities convertible
       into Ordinary Stock  or to agree to do any
       of the foregoing acts, provided that this power
       is limited to: a) the issue, allotment, grant
       of options over or other disposal of Ordinary
       Stock b) up to a nominal amount, of the lesser
       of 15% of the issued Ordinary Stock or the
       authorized but unissued Ordinary Stock in the
       capital of the Bank;  Authority expires at
       the earlier of conclusion of annual general
       court or 05 OCT 2006 ; any Ordinary Stock which
       may be issued pursuant to any employee stock
       issue or stock option scheme approved by a
       General Court shall be disregarded for the
       purpose of both the maximum limit and the expiry
       date set as above

S.9    Amend the Bye-Laws of the Bank as follows: a)             Mgmt          For                            For
       by deleting the existing Bye-Law 3 and inserting
       of the new Bye-Law in its place as specified;
       b) by deleting in each of Bye-Laws 4,5 and
       6 at Paragraph (B)(2)(c) and inserting the
       new Bye-Law as specified; c) by inserting of
       a new Bye-Law 7

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 JAPAN TOBACCO INC.                                                                          Agenda Number:  700947091
--------------------------------------------------------------------------------------------------------------------------
        Security:  J27869106
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2006
          Ticker:
            ISIN:  JP3726800000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please note this announcement is being provided           Non-Voting    No vote
       to inform you that the true agenda has been
       released and is available for your review.
       (Please refer to the attached PDF files.)

1.     Approve Appropriation of Profits: Term-End Dividend       Mgmt          For                            *
       - Ordinary Dividend JPY 9,000, Corporate Officers
       bonuses JPY 119,000,000 (including JPY 20,800,000
       to the Corporate Auditors)

2.     Amend the Articles of Incorporation: Allow Use            Mgmt          For                            *
       of Electronic Systems for Public Notifications,
       Approve Revisions Related to the New Commercial
       Code

3.1    Elect a Director                                          Mgmt          For                            *

3.2    Elect a Director                                          Mgmt          For                            *

3.3    Elect a Director                                          Mgmt          For                            *

3.4    Elect a Director                                          Mgmt          For                            *

3.5    Elect a Director                                          Mgmt          For                            *

3.6    Elect a Director                                          Mgmt          For                            *

3.7    Elect a Director                                          Mgmt          For                            *

3.8    Elect a Director                                          Mgmt          For                            *

3.9    Elect a Director                                          Mgmt          For                            *

3.10   Elect a Director                                          Mgmt          For                            *

4.     Approve Provision of Retirement Allowance for             Mgmt          For                            *
       Directors




--------------------------------------------------------------------------------------------------------------------------
 KEPPEL CORPORATION LTD                                                                      Agenda Number:  700911476
--------------------------------------------------------------------------------------------------------------------------
        Security:  V53838112
    Meeting Type:  EGM
    Meeting Date:  28-Apr-2006
          Ticker:
            ISIN:  SG1E04001251
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors of the Company for the            Mgmt          For                            For
       purposes of the Companies Act, Chapter 50 of
       Singapore  the Companies Act  to purchase or
       otherwise acquire issued ordinary shares fully
       paid in the capital of the Company  the Share
       not exceeding in aggregate the maximum limit,
       at such price(s) as may be determined from
       time to time up to the maximum price: (a) market
       purchase(s)  Market Purchases  on the Singapore
       Exchange Securities Trading Limited  SGX-ST
       ; (b) off-market purchase(s)  Off-Market Purchase
       in accordance with any equal access scheme(s)
       as may be determined or formulated by the Directors
       as they consider fit, which scheme(s) shall
       satisfy all the conditions prescribed by  the
       Companies Act and otherwise in accordance with
       all other laws and regulations, including but
       not limited to, the provisions of the Companies
       Act and Listing Rules of the SGX-ST as may
       for the time being be applicable  the share
       purchase mandate  and the maximum limit of
       issued shares shall not be more than 10% of
       the total number of issued shares as at the
       date of the AGM or at the date of passing of
       this resolution which ever is higher which
       is a) in the case of Market Purchase of 105%
       of average closing price and b) in the case
       of an off-market purchase pursuant to and equal
       access scheme of 120% of the average closing
       price over the last 5 market days  a Market
       Day being a day on which the SGX-ST is open
       for trading in securities ;  Authority expires
       until the date on which the next AGM of the
       Company is held or required by Law to be held
       and the Directors to do all such acts and
       things as they and/or may consider necessary,
       expedient, incidental or in the interests of
       the Company to give effect to the transactions
       contemplated

2.     Approve, for the purposes of Chapter 9 of the             Mgmt          For                            For
       Listing Manual of the SGX-ST, for the Company,
       its subsidiaries and target associated Companies
       as specified, or any of them, to enter into
       any of the transaction falling within the types
       of interested person transaction as specified
       provided that such transactions are made on
       normal commercial terms and in accordance with
       the review procedures for Interested Person
       Transactions as specified;  Authority expires
       the earlier at the next AGM of the Company
       or is required by the Law to be held ; authorize,
       the Audit Committee to take such actions as
       it deems proper in respect of such procedures
       and/or to modify or implement such procedures
       as may be necessary to take into consideration
       and amend the Chapter 9 of the Listing Manual
       which may be prescribed by the SGX-ST from
       time to time and the Directors of the Company
       to complete and to do all such acts and things
       including, without limitation, executing all
       such documents as may be required  as they
       may consider expedient or necessary or in the
       interests of the Company to give effect to
       the IPT mandate and/or this resolution

s.3    Amend the Memorandum of Articles of Association           Mgmt          For                            For
       as specified and authorize the Director of
       the Company to complete and to do all such
       acts and things, and to approve, modify, ratify
       and execute such documents, acts and things
       as they may consider necessary, desirable or
       expedient to give effect to this resolution

S.4    Approve to reduce the share capital of the Company        Mgmt          For                            For
       by the sum of up to SGD 184,233,241.00 and
       that such reduction be effected by returning
       to shareholders SGD 0.23 in cash for each issued
       and fully paid-up ordinary share in the capital
       of the Company; authorize the Directors of
       the Company to complete and do and execute
       all such acts and things as they or he may
       consider necessary or expedient to give effect
       to this resolution, with such modification
       thereto  if any  as they or he shall think
       fit in the interests of the Company




--------------------------------------------------------------------------------------------------------------------------
 KEPPEL CORPORATION LTD                                                                      Agenda Number:  700911628
--------------------------------------------------------------------------------------------------------------------------
        Security:  V53838112
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2006
          Ticker:
            ISIN:  SG1E04001251
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors  report and               Mgmt          For                            For
       audited accounts for the YE 31 DEC 2005

2.     Declare a final dividend of 13 cents per share            Mgmt          For                            For
       less tax for the YE 31 DEC 2005  2004: final
       dividend of 11 cents per share less tax

3.     Re-elect,  pursuant to Article 81C, Mr. Tsao              Mgmt          For                            For
       Yuan and Mrs. Lee Soo Ann, who retires in accordance
       with Article 81B of the Company s Articles
       of Association, as a Director

4.     Re-elect, pursuant to Article 81C, Mr. Leung              Mgmt          For                            For
       Chun Ying, who retires in accordance with Article
       81B of the Company s Articles of Association,
       as a Director

5.     Re-elect, pursuant to Article 81C, Mr. Choo               Mgmt          For                            For
       Chiau Beng, who retires in accordance with
       Article 81 B of the Company s Articles of Association,
       as a Director

6.     Re-elect Mr. Yeo Wee Kiong, who retires in accordance     Mgmt          For                            For
       with Article 81A(1) of the Company s Articles
       of Association, as a Board of Director

7.     Re-elect, pursuant to Section 153(6), Mr. Sven            Mgmt          For                            For
       Bang Ullring, who retires in accordance with
       Section 153(2) of the Companies Act  Chapter
       50  as a Director until the nest AGM of the
       Company

8.     Approve the Directors fees of SGD 564,170 for             Mgmt          For                            For
       the YE 31 DEC 2005  2004: SGD 467,000

9.     Appoint Messrs. Deloitte & Touche as Auditors             Mgmt          For                            For
       of the Company for the FYE 31 DEC 2005 in place
       of retiring Auditors, Messrs. PricewaterhouseCoopers,
       at a fee to be determined by the Directors

10.    Authorize the Directors of the Company comply             Mgmt          For                            For
       with the provisions of the listing manual of
       the Singapore Exchange Securities Trading Limited
       SGX-ST  and pursuant to Section 161 of the
       Companies Act  Chapter 50  and Article 48A
       of the Company s Articles of Association, a)
       to issue shares in the Company  Shares  whether
       by way of rights, bonus or otherwise, and including
       any capitalization pursuant to Article 124
       of the Company s Articles of Association of
       any sum for the time being; and/or make or
       grant offers, agreements or options that might
       or would require shares to be issued  including
       but no limited to the creation and issue or
       warrants, debentures or other instruments convertible
       into share ; b) to issue shares in pursuance
       of any instrument made or granted by the Directors
       while the authority was in force, provided
       that: the aggregate number of shares issued
       not exceeding 50% of the issued share capital
       of the Company, of which the aggregate number
       of shares to be issued other than on a pro-rata
       basis to the shareholders of the Company  including
       shares to be issued in pursuance of instruments
       made or granted pursuant to this resolution
       and any adjustments effected under any relevant
       instrument  does not exceed 20% of the issued
       share capital of the Company and the percentage
       of issued share capital shall be calculated
       based on the Company s issued share capital
       at the date of passing of this resolution after
       adjusting for new shares arising from the conversion
       or exercise of convertible securities or employee
       share options or vesting of shares outstanding
       or subsisting as at the date of the passing
       of this resolution and any subsequent consolidation
       or subdivision of shares;  Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the date of the next AGM
       of the Company as required by Law

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 KITZ CORP                                                                                   Agenda Number:  701015035
--------------------------------------------------------------------------------------------------------------------------
        Security:  J34039115
    Meeting Type:  AGM
    Meeting Date:  29-Jun-2006
          Ticker:
            ISIN:  JP3240700009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            *

2      Approve Payment of Bonuses to Directors                   Mgmt          For                            *

3      Amend Articles to: Adopt Reduction of Liability           Mgmt          For                            *
       System for All Auditors ,     Allow Company
       to Repurchase its Own Shares, Allow Disclosure
       of Shareholder   Meeting Materials on the Internet,
       Allow Use of Electronic Systems for Public
       Notifications, Appoint Independent Auditors,
       Approve Minor Revisions Related  to the New
       Commercial Code, Reduce Term of Office of Directors

4.1    Appoint a Director                                        Mgmt          For                            *

4.2    Appoint a Director                                        Mgmt          For                            *

4.3    Appoint a Director                                        Mgmt          For                            *

4.4    Appoint a Director                                        Mgmt          For                            *

4.5    Appoint a Director                                        Mgmt          For                            *

4.6    Appoint a Director                                        Mgmt          For                            *

4.7    Appoint a Director                                        Mgmt          For                            *

5      Amend the Compensation to be Received by Directors        Mgmt          For                            *




--------------------------------------------------------------------------------------------------------------------------
 KOMATSU LTD                                                                                 Agenda Number:  700990787
--------------------------------------------------------------------------------------------------------------------------
        Security:  J35759125
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2006
          Ticker:
            ISIN:  JP3304200003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            *

2      Amend Articles to: Allow Disclosure of Shareholder        Mgmt          For                            *
       Meeting Materials on the   Internet, Approve
       Minor Revisions Related to the New Commercial
       Code

3.1    Appoint a Director                                        Mgmt          For                            *

3.2    Appoint a Director                                        Mgmt          For                            *

3.3    Appoint a Director                                        Mgmt          For                            *

3.4    Appoint a Director                                        Mgmt          For                            *

3.5    Appoint a Director                                        Mgmt          For                            *

3.6    Appoint a Director                                        Mgmt          For                            *

3.7    Appoint a Director                                        Mgmt          For                            *

3.8    Appoint a Director                                        Mgmt          For                            *

3.9    Appoint a Director                                        Mgmt          For                            *

3.10   Appoint a Director                                        Mgmt          For                            *

4.1    Appoint a Corporate Auditor                               Mgmt          For                            *

5      Approve Revision to Stock Option Plans and to             Other         For                            *
       the Use of Stock Options for    Directors

6      Allow Board to Authorize Use of Stock Options             Other         For                            *
       for Employees




--------------------------------------------------------------------------------------------------------------------------
 LG CARD CO LTD                                                                              Agenda Number:  700848116
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5275T106
    Meeting Type:  EGM
    Meeting Date:  21-Dec-2005
          Ticker:
            ISIN:  KR7032710006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the endowment of Stock Purchase Option            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 LG CARD CO LTD                                                                              Agenda Number:  700875012
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5275T106
    Meeting Type:  AGM
    Meeting Date:  08-Mar-2006
          Ticker:
            ISIN:  KR7032710006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the balance sheet, income statement               Mgmt          For                            For
       and statement of disposition deficit for year
       2005

2.     Approve the limit of remuneration for the Directors       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MITSUBISHI CORPORATION                                                                      Agenda Number:  700991640
--------------------------------------------------------------------------------------------------------------------------
        Security:  J43830116
    Meeting Type:  AGM
    Meeting Date:  27-Jun-2006
          Ticker:
            ISIN:  JP3898400001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits: Term-End Dividend       Mgmt          For                            *
       - Ordinary Dividend JPY   22,  Directors  bonuses
       JPY 280,000,000 (excluding Outside Directors)

2      Amend the Articles of Incorporation: Approve              Mgmt          For                            *
       Revisions Related to the New     Commercial
       Code (Please refer to the attached PDF files.)

3.1    Appoint a Director                                        Mgmt          For                            *

3.2    Appoint a Director                                        Mgmt          For                            *

3.3    Appoint a Director                                        Mgmt          For                            *

3.4    Appoint a Director                                        Mgmt          For                            *

3.5    Appoint a Director                                        Mgmt          For                            *

3.6    Appoint a Director                                        Mgmt          For                            *

3.7    Appoint a Director                                        Mgmt          For                            *

3.8    Appoint a Director                                        Mgmt          For                            *

3.9    Appoint a Director                                        Mgmt          For                            *

3.10   Appoint a Director                                        Mgmt          For                            *

3.11   Appoint a Director                                        Mgmt          For                            *

3.12   Appoint a Director                                        Mgmt          For                            *

3.13   Appoint a Director                                        Mgmt          For                            *

3.14   Appoint a Director                                        Mgmt          For                            *

3.15   Appoint a Director                                        Mgmt          For                            *

3.16   Appoint a Director                                        Mgmt          For                            *

3.17   Appoint a Director                                        Mgmt          For                            *

3.18   Appoint a Director                                        Mgmt          For                            *

4      Approve Issuance of Share Acquisition Rights              Mgmt          Against                        *
       as Stock Options to Directors    (excluding
       Outside Directors)

5      Approve Provision of Retirement Allowance for             Mgmt          For                            *
       Directors

6      Amend the Compensation to be received by Directors        Mgmt          For                            *
       and Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 MIZUHO FINANCIAL GROUP,INC.                                                                 Agenda Number:  700949209
--------------------------------------------------------------------------------------------------------------------------
        Security:  J4599L102
    Meeting Type:  AGM
    Meeting Date:  27-Jun-2006
          Ticker:
            ISIN:  JP3885780001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please note this announcement is being provided           Non-Voting    No vote
       to inform you that the true agenda has been
       released and is available for your review.
       (Please refer to the attached PDF files.)

1.     Approve Appropriation of Profits                          Mgmt          For                            *

2.     Approve Repurchase of the Company s Own Stock             Mgmt          For                            *
       (Preferred Stock)

3.     Amend the Articles of Incorporation: Approve              Mgmt          For                            *
       Revisions Related to the New Commercial Code

4.1    Elect a Director                                          Mgmt          For                            *

4.2    Elect a Director                                          Mgmt          For                            *

5.     Appoint a Corporate Auditor                               Mgmt          For                            *

6.     Grant Retirement Allowances to the retiring               Mgmt          For                            *
       Corporate Auditor




--------------------------------------------------------------------------------------------------------------------------
 MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT AKTIENGESELLSCHAFT IN MUENCHEN, MUENC            Agenda Number:  700714365
--------------------------------------------------------------------------------------------------------------------------
        Security:  D55535104
    Meeting Type:  OGM
    Meeting Date:  19-Apr-2006
          Ticker:
            ISIN:  DE0008430026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU                Non-Voting    No vote

       PLEASE BE ADVISED THAT "MUENCHENER RUECKVERSICHERUNGS"    Non-Voting    No vote
       SHARES ARE ISSUED IN REGISTERED FORM AND AS
       SUCH DO NOT REQUIRE SHARE BLOCKING IN ORDER
       TO ENTITLE YOU TO VOTE. THANK YOU

1.     Receive the financial statements and the annual           Mgmt          For                            For
       report for the 2004 FY with the report of the
       Supervisory Board, the Group financial statements
       and the Group annual report

2.     Approve the appropriation of the distributable            Mgmt          For                            For
       profit of EUR 459,160,466 as follows: payment
       of a dividend of EUR 2 per entitled share EUR
       2,121,652 shall be carried forward, ex-dividend
       and the payable date: 19 APR 2005

3.     Ratify the acts of the Board of Managing Directors        Mgmt          For                            For

4.     Ratify the acts of the Supervisory Board                  Mgmt          For                            For

5.     Authorize the Board of Managing Directors to              Mgmt          For                            For
       acquire shares of the Company of up to 10%
       of its share capital, on or before 27 OCT 2006;
       the shares that may be acquired through the
       stock exchange at a price neither more than
       10% above nor more than 20% below the market
       price of the shares, by way of a public repurchase
       offer to all the shareholders or by means of
       a public offer for the exchange of liquid shares
       which are admitted to trading on an organized
       market at a price not differing more than 20%
       from the market price of the shares, and by
       using call or put options if the exercise price
       is neither more than 10% above nor more than
       20% below the market price of the shares; authorize
       the Board of Managing Directors to float the
       shares on foreign stock exchanges, to use the
       shares in connection with mergers and acquisitions,
       to sell the shares to third parties against
       cash payment if the shares are sold at a price
       not materially below their market price, to
       use the shares for the fulfillment of convertible
       or option rights or as employee shares, and
       to retire the shares

6.     Approve the revocation of the authorization               Mgmt          For                            For
       to issue convertible and/or option bonds and
       of the corresponding contingent capital, a
       new authorization to issue convertible and/or
       option bonds, the creation of new contingent
       capital, and the corresponding amendments to
       the Articles of Association; the authorization
       of the shareholders' meeting on 11 JUN 2003
       to issue bonds as well as the corresponding
       2003 II contingent capital shall be revoked;
       authorize the Board of Managing Directors,
       with the consent of the Supervisory Board,
       to issue bonds of up to EUR 3,000,000,000,
       conferring convertible and/or option rights
       for shares of the Company, on or before 27
       APR 2010; shareholder's shall be granted subscription
       rights except for residual amounts, for the
       granting of such rights to bond holders, for
       the issue of bonds conferring convertible and/or
       option rights for shares of the company of
       up to 10% of its share capital if such bonds
       are issued against cash payment at a price
       not materially below their theoretical market
       value, and for the issue of bonds against payment
       in kind; the Company's share capital shall
       be increased accordingly by up to EUR 100,000,000
       through the issue of new bearer no-par shares,
       insofar as convertible or option rights are
       exercised  contingent capital 2005

7.     Amend the Articles of Association in respect              Mgmt          For                            For
       of the remuneration for Supervisory Board Members
       from the 2005 FY on, each member of the Supervisory
       Board shall receive a fixed annual remuneration
       of EUR 45,000, and a profit-related remuneration
       of up to EUR 36,000, the Chairman shall receive
       twice, the Deputy Chairman one and a half times,
       this amount; furthermore, the each Member of
       a Committee shall receive an additional 25%
       a Committee Chairman 50%  of the fixed annual
       remuneration; finally, Audit Committee Members
       shall receive an attendance fee of EUR 2,000
       for every committee meeting which is not held
       on the same day as a Supervisory Board meeting




--------------------------------------------------------------------------------------------------------------------------
 NESTLE SA, CHAM UND VEVEY                                                                   Agenda Number:  700793208
--------------------------------------------------------------------------------------------------------------------------
        Security:  H57312466
    Meeting Type:  OGM
    Meeting Date:  26-Aug-2005
          Ticker:
            ISIN:  CH0012056047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please note that in this process, the Board               Non-Voting    No vote
       is seeking your opinion on certain of the Nestle
       Articles of Association through the attached
       survey. The Articles of Association are the
       rules by which your company is managed: any
       change to those Articles deserves your attention
       and finally your approval. We would be grateful
       if you could return the survey to share your
       thoughts with us. The deadline for returning
       the survey to Nestle is 26 August 2005.Thank
       you in advance for your contribution, which
       will help to shape the Boards opinion on important
       governance issues, such as - one of the most
       important issues - the 3% vote restriction.
       In this respect, I would like just to remind
       you of the historical context which resulted
       both in the Board recommending these Articles
       of Association to shareholders in 1989, and
       in the approval of the Articles by shareholders
       at that time. The measures, which the shareholders
       of the day voted for, were designed to prevent
       the majority of our shareholders becoming hostage
       to a surprise hostile takeover by company raiders.
       Other major Swiss companies introduced similar
       measures at that time. Therefore, the shareholders
       voted to put in place limitations of voting
       rights to 3% of the share capital for a single
       shareholder, as well as a specifi c quorum
       (75% of acceptance with a minimum of 2/3 of
       the capital present) for the amendment of some
       articles relating to this protection framework.

       PLEASE NOTE THAT IS IS A SURVEY. THANK YOU                Non-Voting    No vote

1.     Share capital Shares Restrictions Article 6.6             Non-Voting    No vote
       No natural person or legal entity may be registered
       as a shareholder with the right to vote for
       shares which it holds, directly or indirectly,
       in excess of 3% of the share capital

       Please tick the box corresponding to your choice          Non-Voting    No vote

1.1    No change required                                        Mgmt          No vote

1.2    No opinion                                                Mgmt          No vote

1.3    Abolish the Article                                       Mgmt          No vote

2.     Organisation of the Company Special Quorum Article        Non-Voting    No vote
       16  Shareholders representing at least one
       half of the share capital shall have to be
       present in order to change the corporate name,
       broaden or restrict the scope of the Company
       s business, transfer the registered offi ces,
       merge with another company, issue preference
       shares, cancel or modify the preferential rights
       attached to such shares, issue or cancel profi
       t sharing certifi cates

       Please tick the box corresponding to your choice          Non-Voting    No vote

2.1    No change required                                        Mgmt          No vote

2.2    No opinion                                                Mgmt          No vote

2.3    Abolish the Article                                       Mgmt          No vote

3.     Organisation of the Company Qualifi ed Majorities         Non-Voting    No vote
       Article 17  1. Shareholders representing at
       least two thirds of the total share capital
       shall have to be present in order to amend
       the provisions of the Articles of Association
       relating to the registration of the voting
       right (Art. 6 par. 6), the limit on voting
       rights at General Meetings (Art. 14 par. 3,
       4 and 5), the number of Directors (Art. 22)
       and the term of offi ce (Art. 23), as well
       as to  transfer the registered offi ces abroad,
       wind up the Company and remove more than one
       third of the Directors. 2. Such decisions require
       a majority of three quarters of the shares
       represented at the General Meeting

       Please tick the box corresponding to your choice          Non-Voting    No vote

3.1    No change required                                        Mgmt          No vote

3.2    No opinion                                                Mgmt          No vote

3.3    Abolish the Article                                       Mgmt          No vote

4.     Board of Directors Term of office Article 23              Non-Voting    No vote
       The members of the Board of Directors shall
       be elected for fi ve years.  Nestle is the
       biggest and most diverse and complex food company
       in the world. As such, it takes a number of
       years for Directors to become completely conversant
       with the Company. Your Board therefore believes
       a longer-term period of offi ce is appropriate
       to ensure that the company achieves an optimal
       contribution from its Directors.

       Please tick the box corresponding to your choice.         Non-Voting    No vote

4.1    5 years                                                   Mgmt          No vote

4.2    4 years                                                   Mgmt          No vote

4.3    3 years                                                   Mgmt          No vote

5.     Auditor Term of Office Article 30  The General            Non-Voting    No vote
       Meeting shall appoint, for a term of three
       years, one or more Auditors of the annual financial
       statements of the Company  Due to the complexity
       of the Company, your Directors feel that a
       term of offi ce for the Auditors of 3 years
       is appropriate.

       Please tick the box corresponding to your choice.         Non-Voting    No vote

5.1    3 years                                                   Mgmt          No vote

5.2    2 years                                                   Mgmt          No vote

5.3    1 year                                                    Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 NESTLE SA, CHAM UND VEVEY                                                                   Agenda Number:  700874224
--------------------------------------------------------------------------------------------------------------------------
        Security:  H57312466
    Meeting Type:  OGM
    Meeting Date:  06-Apr-2006
          Ticker:
            ISIN:  CH0012056047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting    No vote
       IN THIS MARKET.  PLEASE CONTACT YOUR ADP CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     TO VOTE IN THE UPCOMING MEETING, YOUR NAME MUST           Registration  For                            *
       BE NOTIFIED TO THE COMPANY REGISTRAR AS BENEFICIAL
       OWNER BEFORE THE RECORD DATE.  PLEASE ADVISE
       US NOW IF YOU INTEND TO VOTE.  NOTE THAT THE
       COMPANY REGISTRAR HAS DISCRETION OVER GRANTING
       VOTING RIGHTS.  ONCE THE AGENDA IS AVAILABLE,
       A SECOND NOTIFICATION WILL BE ISSUED REQUESTING
       YOUR VOTING INSTRUCTIONS




--------------------------------------------------------------------------------------------------------------------------
 NESTLE SA, CHAM UND VEVEY                                                                   Agenda Number:  700891472
--------------------------------------------------------------------------------------------------------------------------
        Security:  H57312466
    Meeting Type:  AGM
    Meeting Date:  06-Apr-2006
          Ticker:
            ISIN:  CH0012056047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 292695 DUE TO ADDITION OF DIRECTORS NAMES.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting    No vote
       IN THIS MARKET.  PLEASE CONTACT YOUR ADP CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting    No vote
       MEETING NOTICE SENT UNDER MEETING 288474, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE ADP CUTOFF DATE
       WILL BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve to accept the financial statements and            Mgmt          For                            For
       the Statutory reports

2.     Grant discharge to the Board of Directors and             Mgmt          For                            For
       the Management

3.     Approve the allocation of incme and dividends             Mgmt          For                            For
       of CHF 9 per share

4.     Approve to reduce the capital and amend Article           Mgmt          For                            For
       5 of the Articles of Association

5.1    Re-elect Mr. Jean-Pierre Meyers as a Director             Mgmt          For                            For

5.2    Re-elect Mr. Andre Kudelski as a Director                 Mgmt          For                            For

5.3    Elect Mr. Naina Kidwai as a Director                      Mgmt          For                            For

5.4    Elect Mr. Jean-Rene Fourtou as a Director                 Mgmt          For                            For

5.5    Elect Mr. Steven Hoch as a Director                       Mgmt          For                            For

6.     Approve the mandate by shareholders to the Board          Mgmt          For                            For
       of Directors to revise the Articles of Association




--------------------------------------------------------------------------------------------------------------------------
 NOKIA CORP                                                                                  Agenda Number:  700874236
--------------------------------------------------------------------------------------------------------------------------
        Security:  X61873133
    Meeting Type:  AGM
    Meeting Date:  30-Mar-2006
          Ticker:
            ISIN:  FI0009000681
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. SHOULD YOU
       HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE AT ADP. THANK YOU.

       MULTIPLE BENEFICAL OWNER INFORMATION NOTE: MARKET         Non-Voting    No vote
       RULES REQUIRE ADP TO DISCLOSE BENEFICIAL OWNER
       INFORMATION FOR ALL VOTED ACCOUNTS. IF AN ACCOUNT
       HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL NEED
       TO PROVIDE THE BREAKDOWN OF EACH BENEFICIAL
       OWNER NAME, ADDRESS AND SHARE POSITION TO YOUR
       ADP CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION
       IS REQUIRED IN ORDER FOR ADP TO LODGE YOUR
       VOTE.

1.     Receive the annual accounts                               Mgmt          For                            For

2.     Approve the income statements and the balance             Mgmt          For                            For
       sheets

3.     Approve the profit for the year and payment               Mgmt          For                            For
       of dividend of EUR 0.37 per share for FY 2005
       to the shareholders registered in the Register
       of Shareholders held by Finnish Central Securities
       Depository Ltd on the record date 04 APR 2006;
       dividend will be paid on 21 APR 2006

4.     Grant discharge to the Chairman, the Member               Mgmt          For                            For
       of the Board of Directors and the President,
       from liability

5.     Approve the remuneration payable to the Members           Mgmt          For                            For
       of Board of Directors

6.     Approve the number of Board Members be 10                 Mgmt          For                            For

7.1    Re-elect Mr. Paul J. Collins as a Board Member            Mgmt          For                            For
       until the next AGM

7.2    Re-elect Mr. Georg Ehrnrooth as a Board Member            Mgmt          For                            For
       until the next AGM

7.3    Re-elect Mr. Daniel R. Hesse as a Board Member            Mgmt          For                            For
       until the next AGM

7.4    Re-elect Mr. Bengt Holmstorm as a Board Member            Mgmt          For                            For
       until the next AGM

7.5    Re-elect Mr. Per Karlsson as a Board Member               Mgmt          For                            For
       until the next AGM

7.6    Re-elect Mr. Edouard Michelin as a Board Member           Mgmt          For                            For
       until the next AGM

7.7    Re-elect Mr. Jorma Ollila as a Board Member               Mgmt          For                            For
       until the next AGM

7.8    Re-elect Mr. Majorie Scardino as a Board Member           Mgmt          For                            For
       until the next AGM

7.9    Re-elect Mr. Vesa Vainio as a Board Member until          Mgmt          For                            For
       the next AGM

7.10   Elect Mr. Keijo Suila as a Board Member                   Mgmt          For                            For

8.     Approve the external Auditor that will be elected         Mgmt          For                            For
       be reimbursed according to the Auditors Invoice,
       and in compliance with the purchase policy
       approved by the Board s Audit Committee

9.     Re-elect PricewaterhouseCoopers Oy as the Auditor         Mgmt          For                            For
       for FY 2006

10.    Approve the Board of Directors, to reduce the             Mgmt          For                            For
       share capital by a minimum of EUR 15,660,600
       and a maximum of EUR 22,962,600 through cancellation
       of a minimum of 261,010,000 and maximum of
       382,710,000 Nokia shares held by the Company
       prior to the AGM; and that the share capital
       be reduced by transfer of the aggregate par
       value of the shares to be cancelled from the
       share capital to the share premium capital

11.    Authorize the Board, to increase the share capital        Mgmt          Against                        Against
       of the Company with a maximum of EUR 48,540,000
       and approve to issue, as a result of share
       issuance, an aggregate maximum of 809 Million
       new shares at a subscription price and on the
       terms and conditions as decided by the Board;
       and approve to disapply the shareholders  pre-emptive
       rights to the Company s shares provided that
       from the Company s perspective important financial
       grounds exist and to determine that a share
       subscription may be made against payment in
       kind or otherwise on certain terms;  Authority
       expires on 30 MAR 2007

12.    Authorize the Board, to repurchase a maximum              Mgmt          For                            For
       of 405 Million Nokia shares by using unrestricted
       shareholders  equity and repurchases will reduce
       funds available for distribution of profits
       in order to develop the capital structure of
       the Company which includes carrying out the
       announced projection for a stock repurchase
       plan and in addition the share may be repurchased
       under the proposed authorization in order to
       finance or carry out acquisitions or other
       arrangements, to settle the Company s equity-based
       incentive plans, to be transferred for other
       purchases or to be cancelled a) through a tender
       offer made to all the shareholder on equal
       terms and for an equal price determined by
       the Board; b) through public trading the rules
       of which allow companies to trade with their
       own shares and in this case the shares will
       be repurchased in another proportion than that
       of holdings of the shareholders and in repurchases
       through public trading, the Company will follow
       the rules and guidelines of the relevant stock
       exchange, and the repurchase price must be
       based on the market price of the Nokia shares
       in public trading and in repurchases through
       public trading disapplying the shareholders
       pre-emptive rights the Board will act based
       on from the Company s perspective important
       financial grounds; and according to the new
       Finnish Companies Act referred to under item
       11, the General Meeting of shareholders could
       resolve on the authorization for the Board
       of repurchase own shares for a period of up
       to 18 months and in the event that the new
       Companies Act has been approved by the time
       of the AGM and enters into force latest on
       30 MAR 2007, and Authority expires on 30 MAR
       2007

13.    Authorize the Board, to dispose a maximum of              Mgmt          For                            For
       405 Million Nokia shares and to resolve to
       whom, under which terms and conditions and
       how many shares are disposed at a price determined
       by the Board, also for the consideration in
       kind and to dispose the shares in another proportion
       than that of the shareholders  pre-emptive
       rights to the Company s shares, provided that
       from the Company s perspective important financial
       ground exist; and according to the new Finnish
       Companies Act referred to under item 11, the
       general meeting of shareholders could resolve
       on the authorization for the Board to dispose
       own shares for a period of upto 5 years and
       in the event that the new Companies Act has
       been approved by the time of the AGM and enters
       into force latest on 30 MAR 2007 and authority
       expires on 30 MAR 2007




--------------------------------------------------------------------------------------------------------------------------
 NORSK HYDRO ASA                                                                             Agenda Number:  700905675
--------------------------------------------------------------------------------------------------------------------------
        Security:  R61115102
    Meeting Type:  AGM
    Meeting Date:  09-May-2006
          Ticker:
            ISIN:  NO0005052605
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT:  A               Non-Voting    No vote
       BENEFICIAL OWNER SIGNED POWER OF ATTORNEY (POA)
       IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
       VOTING INSTRUCTIONS IN THIS MARKET.  ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED.  SHOULD YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       AT ADP.  THANK YOU

       MARKET RULES REQUIRE ADP TO DISCLOSE BENEFICIAL           Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS.
       IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR ADP CLIENT SERVICE REPRESENTATIVE.
       THIS INFORMATION IS REQUIRED IN ORDER FOR
       ADP TO LODGE YOUR VOTE

1.     Approve the financial statements and annual               Mgmt          For                            For
       report for 2005 of Norsk Hydro ASA and the
       group, including the payment of income and
       dividends of NOK 22 per share

2.     Approve the guidelines for the remuneration               Mgmt          For                            For
       of Executive Management

3.     Approve the Auditors remuneration                         Mgmt          For                            For

4.     Elect the Members and Deputy Members of the               Mgmt          For                            For
       Corporate assembly

5.     Approve the remuneration of Members of Corporate          Mgmt          For                            For
       assembly

6.     Approve the 5:1 share split                               Mgmt          For                            For

7.     Approve the NOK 30.4 million share capital reduction      Mgmt          For                            For
       by means of the cancellation of 4.7 million
       treasury shares and redemption of 3.6 million
       shares held by Norwegian state

8.     Approve the revocation of the remaining part              Mgmt          For                            For
       of the authorization for buy-back of treasury
       shares

9.     Authorize Share Repurchase Program and cancellation       Mgmt          For                            For
       of the Repurchased shares

10.    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Approve the bonus schemes shall not
       form part of the compensation of the President
       and CEO, i.e. the head of the operational leadership




--------------------------------------------------------------------------------------------------------------------------
 NOVARTIS AG, BASEL                                                                          Agenda Number:  700856733
--------------------------------------------------------------------------------------------------------------------------
        Security:  H5820Q150
    Meeting Type:  AGM
    Meeting Date:  28-Feb-2006
          Ticker:
            ISIN:  CH0012005267
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     TO VOTE IN THE UPCOMING MEETING, YOUR NAME MUST           Registration  For                            *
       BE NOTIFIED TO THE COMPANY REGISTRAR AS BENEFICIAL
       OWNER BEFORE THE RECORD DATE.  PLEASE ADVISE
       US NOW IF YOU INTEND TO VOTE.  NOTE THAT THE
       COMPANY REGISTRAR HAS DISCRETION OVER GRANTING
       VOTING RIGHTS. ONCE THE AGENDA IS AVAILABLE,
       A SECOND NOTIFICATION WILL BE ISSUED REQUESTING
       YOUR VOTING INSTRUCTIONS

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting    No vote
       IN THIS MARKET.  PLEASE CONTACT YOUR ADP CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 278759 DUE TO CHANGE IN THE VOTING STATUS.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 NOVARTIS AG, BASEL                                                                          Agenda Number:  700868752
--------------------------------------------------------------------------------------------------------------------------
        Security:  H5820Q150
    Meeting Type:  AGM
    Meeting Date:  28-Feb-2006
          Ticker:
            ISIN:  CH0012005267
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting    No vote
       MEETING NOTICE SENT UNDER MEETING 282345, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE ADP CUTOFF DATE
       WILL BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting    No vote
       IN THIS MARKET.  PLEASE CONTACT YOUR ADP CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 286862 DUE TO CHANGE IN THE NUMBER OF RESOLUTIONS.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the annual report, the financial statements       Mgmt          For                            For
       of Novartis AG and the Group consolidated financial
       statements for the year 2005

2.     Approve the activities of the Board of Directors          Mgmt          For                            For

3.     Approve the appropriation of available earnings           Mgmt          For                            For
       of Novartis AG as specified and a total dividend
       payment of CHF 2,853,181,576 is equivalent
       to a gross dividend of CHF 1.15 per registered
       share of CHF 0.50 nominal value entitled to
       dividends as specified

4.     Approve that the share capital be reduced by              Mgmt          For                            For
       CHF 5,100,000 from CHF 1,369,585,500 TO CHF
       1,364,485,500, that the corresponding number
       of registered shares be subsequently cancelled
       and that the relevant Clause in the Articles
       of Incorporation be amended; and amend the
       Article 4 of the Articles of Incorporation
       as specified

5.     Amend the Article 21 Paragraph 3 of the Articles          Mgmt          For                            For
       of Incorporation as specified

6.1    Approve the retirement of Prof. Helmut Sihler             Mgmt          For                            For
       J.D. from the Board of Directors with effect
       from the AGM of 28 FEB 2006

6.2    Re-elect Prof. Srikant M. Datar, Mr. William              Mgmt          For                            For
       W. George, Dr. Ing, Mr. Wendelin Wiedeking
       and Prof. Rolf M. Zinkernagel M.D. for a three-year
       term each as the Directors

6.3    Elect Mr. Andreas von Planta Ph.D. as a Director          Mgmt          For                            For
       for a three-year term

7.     Appoint PricewaterhouseCoopers AG as the Auditors         Mgmt          For                            For
       and the Group Auditors




--------------------------------------------------------------------------------------------------------------------------
 ORIX CORPORATION                                                                            Agenda Number:  700949348
--------------------------------------------------------------------------------------------------------------------------
        Security:  J61933123
    Meeting Type:  AGM
    Meeting Date:  20-Jun-2006
          Ticker:
            ISIN:  JP3200450009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please note this announcement is being provided           Non-Voting    No vote
       to inform you that the true agenda has been
       released and is available for your review.
       (Please refer to the attached PDF files.)

1.     Amend the Articles of Incorporation: Approve              Mgmt          For                            *
       Revisions Related to the New Commercial Code

2.1    Elect a Director                                          Mgmt          For                            *

2.2    Elect a Director                                          Mgmt          For                            *

2.3    Elect a Director                                          Mgmt          For                            *

2.4    Elect a Director                                          Mgmt          For                            *

2.5    Elect a Director                                          Mgmt          For                            *

2.6    Elect a Director                                          Mgmt          For                            *

2.7    Elect a Director                                          Mgmt          For                            *

2.8    Elect a Director                                          Mgmt          For                            *

2.9    Elect a Director                                          Mgmt          For                            *

2.10   Elect a Director                                          Mgmt          For                            *

2.11   Elect a Director                                          Mgmt          For                            *

3.     Approve Issuance of Share Acquisition Rights              Mgmt          For                            *
       as Stock Options




--------------------------------------------------------------------------------------------------------------------------
 PHILIPPINE LONG DISTANCE TELEPHONE C                                                        Agenda Number:  932533638
--------------------------------------------------------------------------------------------------------------------------
        Security:  718252604
    Meeting Type:  Annual
    Meeting Date:  13-Jun-2006
          Ticker:  PHI
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF THE AUDITED FINANCIAL STATEMENTS              Mgmt          For                            For
       FOR THE PERIOD ENDING DECEMBER 31, 2005 CONTAINED
       IN THE COMPANY S 2005 ANNUAL REPORT.

02     DIRECTOR
       REV FR B.F. NEBRES S.J*                                   Mgmt          For                            For
       MR OSCAR S. REYES*                                        Mgmt          For                            For
       MR PEDRO E. ROXAS*                                        Mgmt          For                            For
       MR ALFRED VY TY*                                          Mgmt          For                            For
       MR ANTONIO O. COJUANGCO                                   Mgmt          For                            For
       MS HELEN Y. DEE                                           Mgmt          For                            For
       ATTY. RAY C. ESPINOSA                                     Mgmt          For                            For
       MR TATSU KONO                                             Mgmt          For                            For
       MR NAPOLEON L. NAZARENO                                   Mgmt          For                            For
       MR MANUEL V. PANGILINAN                                   Mgmt          For                            For
       MS CORAZON S. DE LA PAZ                                   Mgmt          For                            For
       MR ALBERT F DEL ROSARIO                                   Mgmt          For                            For
       MR SHIGERU YOSHIDA                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 RIO TINTO LTD                                                                               Agenda Number:  700897171
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q81437107
    Meeting Type:  AGM
    Meeting Date:  04-May-2006
          Ticker:
            ISIN:  AU000000RIO1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

s.1    Approve to buy-backs by the Company of fully              Mgmt          For                            For
       paid ordinary shares in the Company of 12 month
       period following this approval: a) under one
       or more off-market buy-back tender schemes
       in accordance with the terms  the Buy-Back
       Tenders  as specified; and b) pursuant to on-market
       buy-backs by the Company in accordance with
       the Listing Rules of the Australian Stock Exchange,
       but only to the extent that the number of ordinary
       shares bought back pursuant to the authority
       in this Resolution, whether under any buy-back
       tenders or pursuant to any on-market buy-backs,
       does not in that 12 month period exceed 28.5
       million ordinary shares

s.2    Grant authority to buy-backs by the Company               Mgmt          For                            For
       of ordinary shares from Tinto Holding Australia
       Private Limited (THA) in the 12 month period
       following upon the terms and subject to the
       conditions set out in the draft Buy-Back Agreement
       between the Company and THA  entitled 2006
       RTL-THA Agreement  as specified

s.3    Approve that, subject to the consent in writing           Mgmt          For                            For
       of the holder of the special voting share:
       a) amend the Company s Constitution as specified;
       and b) adopt the Articles of Association of
       Rio Tinto PLC as the Articles of Association
       of Rio Tinto PLC in substitution for and to
       the exclusion of the existing Articles of Association
       of Rio Tinto PLC

4.     Elect Mr. Tom Albanese as a Director                      Mgmt          For                            For

5.     Elect Sir. Rod Eddington as a Director                    Mgmt          For                            For

6.     Re-elect Sir. David Clementi as a Director                Mgmt          For                            For

7.     Re-elect Mr. Leigh Clifford as a Director                 Mgmt          For                            For

8.     Re-elect Mr. Andrew Gould as a Director                   Mgmt          For                            For

9.     Re-elect Mr. David Mayhew as a Director                   Mgmt          For                            For

10.    Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of Rio Tinto plc to hold office until
       the conclusion of the next AGM at which accounts
       are laid before Rio Tinto PLC and authorize
       the Audit Committee to determine the Auditors
       remuneration

11.    Approve the remuneration report as set out in             Mgmt          For                            For
       the 2005 annual review and the 2005 annual
       report and the financial statements

12.    Receive the Company s financial report and the            Mgmt          For                            For
       reports of the Directors and Auditors for the
       YE 31 DEC 2005




--------------------------------------------------------------------------------------------------------------------------
 ROYAL DUTCH SHELL PLC, LONDON                                                               Agenda Number:  700937228
--------------------------------------------------------------------------------------------------------------------------
        Security:  G7690A118
    Meeting Type:  AGM
    Meeting Date:  16-May-2006
          Ticker:
            ISIN:  GB00B03MM408
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Opening                                                   Non-Voting    No vote

1.     Approve the annual accounts for the FY 2005,              Mgmt          For                            For
       together with the Directors  report and the
       Auditors  report on those accounts

2.     Approve the remuneration report over 2005                 Mgmt          For                            For

3.     Appoint Mr. Jorma Ollila as a Director of the             Mgmt          For                            For
       Company

4.     Appoint Mr. Nick Land as a Director of the Company        Mgmt          For                            For

5.     Re-elect Lord Kerr of Kinlochard as a Director            Mgmt          For                            For
       of the Company

6.     Re-elect Mr. Jereon Van Der Veer as a Director            Mgmt          For                            For
       of the Company

7.     Re-elect Mr. Rob Routs as a Director of the               Mgmt          For                            For
       Company

8.     Re-elect Mr. Wim Kok as a Director of the Company         Mgmt          For                            For

9.     Re-appoint Pricewaterhousecoopers LLP as the              Mgmt          For                            For
       accountant of the Company

10.    Authorize the Management Board to settle the              Mgmt          For                            For
       remuneration of the Auditors for 2006

11.    Approve the authorization to acquire shares               Mgmt          For                            For

12.    Approve the authorization to limit pre-emptive            Mgmt          For                            For
       rights

13.    Approve the authorization to purchase Royal               Mgmt          For                            For
       Dutch Shell Plc shares

14.    Approve the authorization to make donations               Mgmt          For                            For

15.    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       Approve the issue raised by shareholders

       Closing                                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 RWE AG, ESSEN                                                                               Agenda Number:  700885417
--------------------------------------------------------------------------------------------------------------------------
        Security:  D6629K109
    Meeting Type:  AGM
    Meeting Date:  13-Apr-2006
          Ticker:
            ISIN:  DE0007037129
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements of RWE AktiengesellschaftNon-Voting    No vote
       and the Group for the FYE DEC 31 2005 with
       the combined Review of Operations of RWE Aktiengesellschaft and the Group, the proposal for the appropriation
       of distributable profit, and the Supervisory
       Board Report for fiscal 2005

2.     Approve the appropriation of the distributable            Mgmt          For                            For
       profit of EUR 984,279,827.47 as follows: payment
       of a dividend of EUR 1.75 per entitled share
       EUR 71,077.47 shall be carried forward ex-dividend
       and payable date: 18 APR 2006

3.     Ratify the Acts of the Executive Board for fiscal         Mgmt          For                            For
       2005

4.     Ratify the Acts of the Supervisory Board for              Mgmt          For                            For
       fiscal 2005

5.     Appoint PricewaterhouseCoopers AG, Essen as               Mgmt          For                            For
       the Auditors for the FY 2006

6.1    Elect Dr. Paul Achleitner to the Supervisory              Mgmt          For                            For
       Board

6.2    Elect Mr Carl-Ludwig von Boehm-Bezing to the              Mgmt          For                            For
       Supervisory Board

6.3    Elect Dr. Thomas R. Fischer to the Supervisory            Mgmt          For                            For
       Board

6.4    Elect Mr Heinz-Eberhard Holl to the Supervisory           Mgmt          For                            For
       Board

6.5    Elect Dr. Gerhard Langemeyer to the Supervisory           Mgmt          For                            For
       Board

6.6    Elect Ms Dagmar Muehlenfeld to the Supervisory            Mgmt          For                            For
       Board

6.7    Elect Dr. Wolfgang Reiniger to the Supervisory            Mgmt          For                            For
       Board

6.8    Elect Dr. Manfred Schneider to the Supervisory            Mgmt          For                            For
       Board

6.9    Elect Prof. Dr. Ekkehard D. Schulz to the Supervisory     Mgmt          For                            For
       Board

6.10   Elect Prof. Karel Van Miert to the Supervisory            Mgmt          For                            For
       Board

7.     Authorize the Company to acquire own shares               Mgmt          For                            For
       of up to 10% of its share capital, at a price
       differing neither more than 10% from the market
       price of the shares if they are acquired through
       the stock exchange, nor more than 20% if they
       are acquired by way of a repurchase offer,
       on or before 12 OCT 2007; authorize the Board
       of Managing Directors to retire the shares,
       to float the shares on Foreign Stock Exchanges
       and to use the shares in connection with mergers
       and acquisitions if the shares are sold at
       a price not more than 5% below their market
       price




--------------------------------------------------------------------------------------------------------------------------
 SABMILLER PLC                                                                               Agenda Number:  700771101
--------------------------------------------------------------------------------------------------------------------------
        Security:  G77395104
    Meeting Type:  AGM
    Meeting Date:  28-Jul-2005
          Ticker:
            ISIN:  GB0004835483
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the financial statements for            Mgmt          For                            For
       the YE 31 MAR 2005, together with the reports
       of the Directors and the Auditors therein

2.     Receive and approve the Directors  remuneration           Mgmt          For                            For
       report 2005

3.     Elect Mr. J.A. Manzoni as a Director of the               Mgmt          For                            For
       Company

4.     Re-elect Mr. M.C. Ramaphosa as a Director of              Mgmt          For                            For
       the Company, who retires by rotation

5.     Re-elect Mr. E.A.G. Mackay as a Director of               Mgmt          For                            For
       the Company, who retires by rotation

6.     Declare a final dividend of 26 US cents per               Mgmt          For                            For
       share in respect of the YE 31 MAR 2005 payable
       on 05 AUG 2005 to shareholders on the register
       of Members at the close of business on 08 JUL
       2005 in South Africa and the United Kingdom

7.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company until the next general
       meeting at which accountsare laid before the
       Company

8.     Authorize the directors to determine the remuneration     Mgmt          For                            For
       of the Auditors

9.     Approve, pursuant to and in accordance with               Mgmt          For                            For
       the Article 12(b) of the Company s Articles
       of Association and the Section 80 of the Companies
       Act 1985, that the powers conferred by the
       Article 12(b) in respect of the equity securities
       shall apply and be exercisable  unless previously
       renewed, varied, or revoked by the Company
       in the general meeting  for a period expiring
       earlier of the conclusion of the next AGM of
       the Company or 28 OCT 2006, which shall be
       the Section 80 period for the purposes of the
       Article 12(a)(III) in respect of a total nominal
       amount of USD 5,509,290,  which shall be the
       Section 80 amount for the purposes of the Article
       12(a)(II) for that Section 80 period

S.10   Approve, pursuant to and in accordance with               Mgmt          For                            For
       the Article 12(C) of the Company s Articles
       of Association and the Section 89 of the Companies
       Act 1985, that the powers conferred by the
       Article 12(C) in respect of the equity securities
       shall apply and be exercisable  unless previously
       renewed, varied, or revoked by the Company
       in the general meeting for a period expiring
       earlier of the conclusion of the next AGM of
       the Company or 28 OCT 2006, which shall be
       the Section 89 period for the purposes of the
       Article 12(a)(V) in respect of a nominal amount
       of USD 5,509,290, which shall be the Section
       89 amount for the purposes of the Article 12(a)(IV)
       for that Section 89 period

S.11   Authorize the Company to make market purchases            Mgmt          For                            For
       Section 163(3) of the Companies Act 1985
       of up to 110,185,798 ordinary shares  10% of
       the issued share capital of the Company as
       at 18 MAY 2005  of USD 0.10 each in the capital
       of the Company, at a minimum price of USD 0.10
       and not more than 105% of  the average market
       value for such shares derived from the London
       Stock Exchange Daily Official List, for the
       5 business days preceding the date of purchase;
       Authority expires earlier of  the conclusion
       of the next AGM of the Company or 28 OCT 2006
       ; the Company, before the expiry, may make
       a contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry

S.12   Approve and authorize, for the purposes of the            Mgmt          For                            For
       Section 165 of the Companies Act 1985, the
       contingent purchase contract between the Company
       and SABMiller Jersey Limited providing for
       the Company to have the right to purchase up
       to 77,368,338 of its own non-voting convertible
       shares and authorize the Company to enter into
       such contract;  Authority expires on 28 JAN
       2007




--------------------------------------------------------------------------------------------------------------------------
 SABMILLER PLC                                                                               Agenda Number:  700807300
--------------------------------------------------------------------------------------------------------------------------
        Security:  G77395104
    Meeting Type:  EGM
    Meeting Date:  07-Oct-2005
          Ticker:
            ISIN:  GB0004835483
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, subject to and conditional upon the              Mgmt          No vote
       completion of the merger of BevCo Sub LLC with
       and into Racetrack LLC, a wholly owned subsidiary
       of the Company, pursuant to the Agreement and
       the Plan of Merger dated 18 JUL 2005 between
       BevCo LLC, BevCo Sub LLC, the Company and Racetrack
       LLC  the  Merger Agreement   which is described
       in Paragraph 1 of Part XI of the circular to
       shareholders  the  Circular   dated 14 SEP
       2005, the proposed amendments to the relationship
       agreement between Altria Group, Inc.  Altria
       and the Company dated 09 JUL 2002   Altria
       Relationship Agreement  as specifed  and execute
       the Altria Relationship Agreement as amended
       on behalf of the Company

2.     Approve the merger of BevCo Sub LLC with and              Mgmt          No vote
       into Racetrack LLC, a wholly owned subsidiary
       of the Company,  the Merger , in consideration
       of the issue of shares by the Company upon
       the terms and subject to the conditions set
       out in the agreement and Plan of Merger dated
       18 JUL2005 between BevCo LLC, BevCo Sub LLC,
       the Company and Racetrack LLC  the Merger Agreement
       as specified and each of the transactions
       contemplated by the Merger Agreement, including
       the acquisition by the Company for cash, directly
       or through one or more subsidiaries, of such
       of the issued share capital of each of the
       subsidiaries of BevCo Sub LLC as is not already
       owned, directly or indirectly, by BevCo Sub
       LLC at the completion of the Merger as  specified
       and authorize the Directors of the Company
       or any duly authorized Committee thereof
       to amend or vary the Merger Agreement or any
       agreement to be entered into pursuant to the
       Merger Agreement  provided that no such amendment
       or variation shall be material in the context
       of the Transaction as a whole  and to do all
       such things as they may consider necessary
       or desirable to give effect to or pursuant
       to or in connection with the Merger Agreement
       or otherwise in connection with the transaction
       including, without limitation, waiving any
       condition; approve, subject to and immediately
       upon all of the conditions to the completion
       of the Merger pursuant to the Merger Agreement
       having been, or being deemed in accordance
       with the terms of the Merger Agreement to have
       been, satisfied or waived and the proposed
       Relationship Agreement between BevCo LLC and
       the Company  as specified and that the BevCo
       LLC Relationship Agreement may be executed
       on behalf of the Company; approve, subject
       to and immediately upon all of the conditions
       having been, or being deemed in accordance
       with the terms of the Merger Agreement to have
       been, satisfied or waived  other than the condition
       relating to the admission to the Official List
       of the UK Listing Authority of the New SABMiller
       Shares to be issued on completion of the Merger
       pursuant to the Merger Agreement having become
       effective : i) increase the authorized share
       capital of the Company from GBP 0,000 and USD
       1,007,736,833.80 to GBP 50,000 and USD 1,030,236,833.80
       by the creation of 225,000,000 new ordinary
       shares of USD 0.10 each to rank pari passu
       with the existing ordinary shares in the capital
       of the Company; ii) to authorize the Directors
       of the Company, in accordance with Section
       80 of the Act to exercise all the powers of
       the Company, to allot relevant securities
       as defined in Section 80(2) of the Act  up
       to an aggregate nominal amount of USD 22,500,000
       for the purposes of completing the Merger;
       Authority expires on 31 DEC 2008 ; and the
       Directors of the Company may, in accordance
       with Section 80(7) of the Act, allot relevant
       securities under this authority pursuant to
       the Merger Agreement notwithstanding that this
       authority may have expired

S.3    Approve, subject to and conditional upon the              Mgmt          No vote
       completion of the merger of BevCo Sub LLC with
       and into Racetrack LLC, a wholly owned subsidiary
       of the Company, pursuant to the Agreement and
       Plan of Merger dated 18 JUL 2005 between BevCo
       LLC, BevCo Sub LLC Company and Racetrack LLC
       the Merger Agreement  which is described in
       Part XI circular to shareholders  the circular
       dated 14 SEP 2005: a) subject to and in accordance
       with Article 12(b) of the Company s Articles
       of Association and Section 80 of the Companies
       Act 1985  the Act , the powers conferred by
       Article 12(b) in respect of relevant securities
       shall apply;  Authority expires earlier of
       the conclusion of the next AGM of the Company
       or 07 JAN 2007 ; the Section 80 Period for
       the purposes of Article 12(a)(iii) in respect
       of a nominal amount of USD 7,475,194.50  which
       shall be the Section 80 Amount for the purposes
       of Article 12(a)(ii) for that Section 80 Period
       ; and b) subject to and in accordance with
       Article 12(c) of the Company s Articles of
       Association and Section 89 of the Companies
       Act 1985  the Act , the powers conferred by
       Article 12(c) in respect of relevant securities
       shall apply;  Authority expires earlier of
       the conclusion of the next AGM of the Company
       or 07 JAN 2007 ; the Section 89 Period for
       the purposes of Article 12(a)(v) in respect
       of a nominal amount of USD 7,475,194.50  which
       shall be the Section 89 Amount for the purposes
       of Article 12(a)(ii) for that Section 89 Period

S.4    Approve, subject to and conditional upon (i)              Mgmt          No vote
       the passing of Resolution 1 set out in notice
       convening the EGM at which this resolution
       is being considered, and (ii) completion of
       the merger of BevCo Sub LLC with and into Racetrack
       LLC, a wholly owned subsidiary of the Company,
       pursuant to the Agreement and Plan of Merger
       dated 18 JUL 2005 between BevCo LLC, BevCo
       Sub LLC, the Company and Racetrack LLC (the
       Merger Agreement) as specified (a) to convert
       each of the 167,411,024 convertible low voting
       participating shares of USD 0.10 each in the
       capital of the Company registered in the name
       of Altria into 1 ordinary share of USD 0.10
       each to rank pari passu with the existing ordinary
       shares in the capital of the Company; and (b)
       to amend the Articles of Association of the
       Company as specified

S.5    Approve, subject to and conditional upon the              Mgmt          No vote
       completion of the merger of BevCo Sub LLC with
       and into Racetrack LLC, a wholly owned subsidiary
       of the Company, pursuant to the agreement and
       Plan of Merger dated 18 JUL 2005 between BevCo
       LLC, Bevco Sub LLC, the Company and Racetrack
       LLC (the Merger Agreement ) as specified a)
       to increase the authorized share capital of
       the Company from GBP 50,000 and USD 1,030,236,833.80
       to GBP 50,000 and USD 1,130,236,833.80 by the
       creation of 1,000,000,000 new ordinary shares
       of USD 0.10 each to rank pari passu with the
       existing ordinary shares in the capital of
       the Company b) to authorize the Directors of
       the Company in accordance with Section 80 of
       the Act to exercise all the powers of the Company
       to allot relevant securities  as defined in
       Section 80(2) of the Act  up to an aggregate
       nominal amount of USD 100,000,000 for the purposes
       satisfying any claims by the indemnified BevCo
       Entities  as defined in the Merger Agreement
       against the Company for breach of any representations
       and warranties or other terms of the Merger
       Agreement, but the Directors of the Company
       may, in accordance with Section 80(7) of the
       Act, allot relevant securities under this authority
       pursuant to the Merger Agreement notwithstanding
       that this authority may have expired;  Authority
       shall expire on 31 December 2008 ; and c) to
       authorizethe Directors of the Company pursuant
       to Section 95(1) of the Act to allot equity
       securities (as defined in Section 94 of the
       Act) for cash pursuant to the authority granted
       to the Directors of the Company by paragraph
       (k) of this Resolution as if Section 89(1)
       of the Act did not apply to such allotment,
       provided that this power shall expire on 31
       DEC 2008, but the Directors of the Company
       may, in accordance with Section 95(4) of the
       Act, allot equity securities under this authority
       pursuant to the Merger Agreement notwithstanding
       that this authority may have expired




--------------------------------------------------------------------------------------------------------------------------
 SAMCHULLY CO LTD                                                                            Agenda Number:  700885568
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7467M105
    Meeting Type:  AGM
    Meeting Date:  24-Mar-2006
          Ticker:
            ISIN:  KR7004690004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the balance sheet, the income statement           Mgmt          For                            For
       and the statement of appropriation of unappropriated
       retained earnings

2.     Approve the partial amendments to Article of              Mgmt          For                            For
       Incorporation

3.1    Elect the Directors                                       Mgmt          For                            For

3.2    Elect the Members of the Auditors Committee               Mgmt          For                            For
       as the Outside Director

4.     Approve the limit of remuneration for the Directors       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SCOTTISH AND SOUTHERN ENERGY PLC                                                            Agenda Number:  700746552
--------------------------------------------------------------------------------------------------------------------------
        Security:  G7885V109
    Meeting Type:  AGM
    Meeting Date:  28-Jul-2005
          Ticker:
            ISIN:  GB0007908733
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts and the reports of the               Mgmt          For                            For
       Directors and the Auditor for the FYE 31 MAR
       2005

2.     Approve the remuneration report for the FYE               Mgmt          For                            For
       31 MAR 2005

3.     Declare a final dividend for the YE 31 MAR 2005           Mgmt          For                            For
       of 30.3 pence per ordinary share

4.     Re-elect Mr. Colin Hood as a Director of the              Mgmt          For                            For
       Company

5.     Re-elect Mr. Rene Medori as a Director of the             Mgmt          For                            For
       Company

6.     Re-elect Sir Robert Smith as a Director of the            Mgmt          For                            For
       Company

7.     Appoint KPMG Audit PLC as the Auditors of the             Mgmt          For                            For
       Company to hold office from the conclusion
       of this meeting to the conclusion of the next
       general meeting at which the accounts are laid
       before the Company

8.     Authorize the Directors to determine the Auditors         Mgmt          For                            For
       remuneration

9.     Authorize the Directors, for the purpose of               Mgmt          For                            For
       Section 80 of the Companies Act 1985, to allot
       relevant securities  Section 80(2)  up to an
       aggregate nominal amount of GBP 143,137,431;
       Authority expires at the conclusion of the
       next AGM of the Company ; and the Directors
       may allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.10   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 9 and pursuant to Section 95
       of the Companies Act 1985, to allot equity
       securities  Section 94  for cash pursuant to
       the authority conferred by Resolution 9, disapplying
       the statutory pre-emption rights  Section 89(1)
       , provided that this power is limited to the
       allotment of equity securities: a) in connection
       with a rights issue in favor of ordinary shareholders;
       and b) up to an aggregate nominal amount of
       GBP 21,470,614;  Authority expires at the conclusion
       of the next AGM of the Company ; and, authorize
       the Directors to allot equity securities after
       the expiry of this authority in pursuance of
       such an offer or agreement made prior to such
       expiry

S.11   Authorize the Company, pursuant to the Article            Mgmt          For                            For
       12 of the Articles of Association and for the
       purpose of Section 166 of the Companies Act
       1985, to make one or more market purchases
       Section 163  of up to 85,880,075 ordinary
       shares, representing 10% of the Company s issued
       ordinary share capital, of 50p each in the
       capital of the Company, at a minimum price
       equal to the nominal value and not more than
       5% above the average middle market quotations
       for such shares derived from the London Stock
       Exchange Daily Official List, over the previous
       5 business days;  Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or 15 months from the date of passing of this
       resolution ; the Company, before the expiry,
       may make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry




--------------------------------------------------------------------------------------------------------------------------
 SERONO S.A.                                                                                 Agenda Number:  932487780
--------------------------------------------------------------------------------------------------------------------------
        Security:  81752M101
    Meeting Type:  Annual
    Meeting Date:  25-Apr-2006
          Ticker:  SRA
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF SERONO S.A. S ANNUAL REPORT, ACCOUNTS         Mgmt          No vote
       AND CONSOLIDATED ACCOUNTS OF THE SERONO GROUP

02     PROPOSED APPROPRIATION OF AVAILABLE EARNINGS              Mgmt          No vote
       IN THE 2005 BALANCE SHEET AND DIVIDEND PROPOSAL

03     DISCHARGE OF THE BOARD OF DIRECTORS AND THE               Mgmt          No vote
       MANAGEMENT

4A     DIRECTOR
       MR. ERNESTO BERTARELLI                                    Mgmt          No vote
       MR. PIERRE E. DOUAZE                                      Mgmt          No vote
       MR. PATRICK GAGE                                          Mgmt          No vote
       MR. BERNARD MACH                                          Mgmt          No vote
       MR. SERGIO MARCHIONNE                                     Mgmt          No vote
       MR. GEORGES MULLER                                        Mgmt          No vote
       MR. ALBERTO TOGNI                                         Mgmt          No vote
       MR. JACQUES THEURILLAT                                    Mgmt          No vote

4B     AUDITORS                                                  Mgmt          No vote

4C     SPECIAL AUDITORS                                          Mgmt          No vote

05     CREATION OF A NEW AUTHORIZED CAPITAL                      Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 SERONO SA, COINSINS                                                                         Agenda Number:  700918329
--------------------------------------------------------------------------------------------------------------------------
        Security:  H32560106
    Meeting Type:  OGM
    Meeting Date:  25-Apr-2006
          Ticker:
            ISIN:  CH0010751920
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting    No vote
       IN THIS MARKET. PLEASE CONTACT YOUR ADP CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS. THANK YOU

1.     Approve the Serono S.A. annual report, accounts           Mgmt          Abstain                        Against
       and the consolidated accounts of the Serono
       Group

2.     Approve the appropriation of available earnings           Mgmt          Abstain                        Against
       in the 2005 balance sheet and dividend proposal

3.     Grant discharge to the Board of Directors and             Mgmt          Abstain                        Against
       the Management

4.1.A  Re-elect Mr. Ernesto Bertarelli                           Mgmt          Abstain                        Against

4.1.B  Re-elect Mr. Pierre E. Douaze                             Mgmt          Abstain                        Against

4.1.C  Re-elect Mr. Patrick Gage                                 Mgmt          Abstain                        Against

4.1.D  Re-elect Mr. Bernard Mach                                 Mgmt          Abstain                        Against

4.1.E  Re-elect Mr. Sergio Marchionne                            Mgmt          Abstain                        Against

4.1.F  Re-elect Mr. Georges Muller                               Mgmt          Abstain                        Against

4.1.G  Re-elect Mr. Alberto Togni                                Mgmt          Abstain                        Against

4.1.H  Elect Mr. Jacques Theurillat                              Mgmt          Abstain                        Against

4.2    Elect the Auditors                                        Mgmt          Abstain                        Against

4.3    Elect the Special Auditors                                Mgmt          Abstain                        Against

5.     Acknowledge that the authorization to increase            Mgmt          Abstain                        Against
       the share capital expires ON 25 MAY 2006; Approve
       to cancel the existing Article 5ter of the
       Articles of Association and to create a new
       Article 5ter authorizing the Board of Directors,
       until 25 APR 2008, to increase the share capital
       by a maximum of CHF 190,471,500 through the
       issuance of a maximum of 7,618,860 Bearer -B-
       shares, each with a par value of CHF 25




--------------------------------------------------------------------------------------------------------------------------
 SOCIETE GENERALE, PARIS                                                                     Agenda Number:  700922188
--------------------------------------------------------------------------------------------------------------------------
        Security:  F43638141
    Meeting Type:  MIX
    Meeting Date:  30-May-2006
          Ticker:
            ISIN:  FR0000130809
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       A Verification Period exists in France. Please            Non-Voting    No vote
       see http://ics.adp.com/marketguide for complete
       information.  Verification Period:  Registered
       Shares: 1 to 5 days prior to the meeting date,
       depends on company s by-laws.  Bearer Shares:
       6 days prior to the meeting date.    French
       Resident Shareowners must complete, sign and
       forward the Proxy Card directly to the sub
       custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.      The following
       applies to Non-Resident Shareowners:     Proxy
       Cards: ADP will forward voting instructions
       to the Global Custodians that have become Registered
       Intermediaries, on ADP Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact ADP.
       Trades/Vote Instructions: Since France maintains
       a Verification Period, for vote instructions
       submitted that have a trade transacted (sell)
       for either the full security position or a
       partial amount after the vote instruction has
       been submitted to ADP and the Global Custodian
       advises ADP of the position change via the
       account position collection process, ADP has
       a process in effect which will advise the Global
       Custodian of the new account position available
       for voting. This will ensure that the local
       custodian is instructed to amend the vote instruction
       and release the shares for settlement of the
       sale transaction. This procedure pertains to
       sale transactions with a settlement date prior
       to Meeting Date + 1

O.1    Receive the Board of Directors and the Auditors           Mgmt          For                            For
       report, and approve the Company s financial
       statements and the balance sheet for the FYE
       31 DEC 2005 and the earnings of EUR 3,069,086,820.68;

O.2    Approve the appropriation of profits as follows:          Mgmt          For                            For
       net profit for the FY: EUR 3,069,086,820.68;
       retained earnings: EUR 4,439,665,572.43; distributable
       total: EUR 7,508,752,393.11; retained earnings
       account: EUR 1,114,790,006.18; dividend: EUR
       1,954,296,814.50; the reserve which amounted
       EUR 10,111,265,559.65 after allocation of the
       2004 income of EUR 9,238,209,010.49 retained
       earnings amounted to EUR 4,439,665,572.43 after
       allocation of the 2004 income EUR 5,554,455,578.61
       and, the shareholders will receive a net dividend
       of EUR 1.25, with a French Tax Code of EUR
       4.50 at the 40% allowance; this dividend will
       be paid on 06 JUN 2006

O.3    Receive the reports of the Board of Directors             Mgmt          For                            For
       and Statutory Auditors and approve the consolidated
       financial statements for the said financial
       statements and FY

O.4    Approve the Special Auditors report, in accordance        Mgmt          For                            For
       with the provisions of Article L.225-22-1,
       L.225-38 and L.225-42-1 and followings of the
       French Commercial Code

O.5    Approve to renew the term of office to Mr. Robert         Mgmt          For                            For
       A. Day as a Director for 4 years

O.6    Approve to renew the term of office to Mr. Elie           Mgmt          For                            For
       Cohen as a Director for 4 years

O.7    Appoint Mr. Gianmilio Osculati as a Director              Mgmt          For                            For
       for a 4 years

O.8    Appoint Mr. Luc Vandevelde as a Director for              Mgmt          For                            For
       a 2-year period

O.9    Approve to allocate EUR 750,000.00 to the Board           Mgmt          For                            For
       of Directors as annual fees

O.10   Approve to renew the appointment of Deloitte              Mgmt          For                            For
       and Associes Statutory Auditor for the FY s
       2006 to 2011

O.11   Approve to renew the appointment of Ernst and             Mgmt          For                            For
       Young as Statutory Auditor for the FY s 2006
       to 2011

O.12   Approve to renew the appointment of Mr. Alian             Mgmt          For                            For
       Pons as Deputy Auditor to the Company Deloitte
       Associes for the FY s 2006 to 2011

O.13   Approve to renew the appointment of Mr. Gabriel           Mgmt          For                            For
       Galet as Deputy Auditor of the Company Ernst
       & Young for the FY s 2006 to 2011

O.14   Authorize the Board, in substitution for the              Mgmt          For                            For
       authority of the general meeting on 09 MAY
       2005, to trade the Company s shares on the
       stock exchange in view of adjusting their price
       as per the following conditions: maximum purchase
       price: EUR 165.00; minimum selling price: EUR
       70.00; and, maximum number of shares 43,428,818
       to be traded  10% of the share capital ; maximum
       funds invested in the share buybacks: EUR 7,165,754,970.00;
       Authority expires at the end of 18 months
       ; and authorize the Board of Directors to take
       all necessary measures and accomplish all necessary
       formalities

E.15   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the share capital, on one or more occasions,
       in France or abroad, up to a maximum nominal
       amount of EUR 220,000,000.00 by way of issuing
       ordinary shares other securities giving access
       to the capital up to maximum nominal amount
       of EUR 550,000,000.00 by way of capitalizing
       reserves, profits, premiums or other means,
       provided that such issue is allowed by Law
       and under the By-Laws to be carried out through
       the issue of bonus shares or the raise of the
       par value of the existing shares; the nominal
       amount of debt securities issued shall not
       exceed EUR 6,000,000,000.00;  Authority expires
       at the end of 26 months ; this authorization
       superseded the authorization granted by Resolution
       12 of the shareholders  meeting of 29 APR 2006

E.16   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on one or more occasions,
       in France or abroad, up to a maximum nominal
       amount of EUR 110,000,000.00 by way of issuing
       ordinary shares other securities giving access
       to the capital up to maximum nominal amount
       of EUR 600,000,000.00;  Authority expires at
       the end of 26 months ; approve that these issues
       may be achieved in consideration for securities
       which would be brought to Societe Generale
       in the framework of a public exchange offer
       initiated by the Company concerning the shares
       of another Company; this authorization superseded
       the authorization granted by Resolution 12
       of the shareholders  meeting of 29 APR 2006

E.17   Approve that the Board of Directors may decide            Mgmt          For                            For
       to increase the number of securities to be
       issued in the event of a surplus demand in
       the framework of a capital increase, for each
       of the issues with or without preferential
       subscription right of shareholder, within 30
       days of the closing of the subscription period
       and up to a maximum of 15% of general meeting
       proxy services initial issue, at the same price
       as the one of the initial issuance,  Authority
       expires at the end of 26 months ; to take all
       necessary measures and accomplish all necessary
       formalities

E.18   Authorize the Board, to increase the share capital        Mgmt          For                            For
       by up to 10%, in consideration for the contribution
       in kind granted to the Company and comprised
       of capital securities given access to share
       capital without preferential subscription right;
       Authority expires at the end of 26 months
       ; to take all necessary measures and accomplish
       all necessary formalities; authorize the Board
       of Directors to take all necessary measures
       and accomplish all necessary formalities

E.19   Authorize the Board, in substitution for the              Mgmt          For                            For
       existing authority to the shareholder on 29
       APR 2004, to increase the share capital, on
       one or more occasions, at its sole discretion,
       in favor of Members of the Company or a Group
       Savings Plan belonging to Societe Generale
       or related Companies;  Authority expires at
       the end of 26 months ; for an amount that not
       exceeding EUR 16,300,000.00; and authorize
       the Board of Directors to take all necessary
       measures and accomplish all necessary formalities

E.20   Authorize the Board of Directors, in substitution         Mgmt          For                            For
       for authority granted by the shareholders
       meeting in Resolution 16 on 29 APR 2004, to
       grant in one or more transactions, in favor
       of employees and corporate officers of the
       Company and related Companies, options to subscribe
       for new shares in the Company to be issued
       through a share capital increase, or to purchase
       existing shares purchased by the Company, it
       being provided the options shall not give rights
       to a total number of shares, which shall exceed
       4% of the share capital,  Authority expires
       at the end of 26 months ; and authorize the
       Board of Directors to take all necessary measures
       and accomplish all necessary formalities

E.21   Authorize the Board, in substitution for the              Mgmt          For                            For
       authority granted by the shareholders  meeting
       in Resolution 11 on 09 MAY 2005, to grant for
       free existing or future shares, in favor of
       the Executive Employees or classed as such
       or some of the executive categories, as well
       as in favor of the Corporate Officers of the
       Company and related Companies, within the limit
       of 2% of the share capital and the ceiling
       of 4% of the capital representing on overall
       ceiling for Resolutions 20 and 21, they may
       not represent more than 4% of the share capital,
       Authority expires at the end of 26 months
       ; and authorize the Board of Directors to take
       all necessary measures and accomplish all necessary
       formalities

E.22   Authorize the Board of Directors to cancel,               Mgmt          For                            For
       on one or more occasions, and at its sole discretion,
       all or part of the shares held by the Company
       in connection with a Stock Repurchase Plan,
       up to a maximum of 10% of the total number
       of shares, over a 24-month period;  Authority
       expires at the end of 26 months  in substitution
       for authority granted by the shareholders
       meeting in Resolution 17 on 29 APR 2004

E.23   Authorize all the powers to the bearer of an              Mgmt          For                            For
       original, a copy or extract of the minutes
       of this meeting to carry out all fillings,
       publications and other formalities prescribed
       by Law




--------------------------------------------------------------------------------------------------------------------------
 STATOIL ASA                                                                                 Agenda Number:  700917098
--------------------------------------------------------------------------------------------------------------------------
        Security:  R8412T102
    Meeting Type:  AGM
    Meeting Date:  10-May-2006
          Ticker:
            ISIN:  NO0010096985
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT:  A               Non-Voting    No vote
       BENEFICIAL OWNER SIGNED POWER OF ATTORNEY (POA)
       IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
       VOTING INSTRUCTIONS IN THIS MARKET.  ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED.  SHOULD YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       AT ADP.  THANK YOU.

       MARKET RULES REQUIRE ADP TO DISCLOSE BENEFICIAL           Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS.
       IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR ADP CLIENT SERVICE REPRESENTATIVE.
       THIS INFORMATION IS REQUIRED IN ORDER FOR
       ADP TO LODGE YOUR VOTE.

1.     Opening of the AGM by the Chair of the Corporate          Mgmt          For                            For
       Assembly

2.     Elect the attending shareholders and proxies              Mgmt          For                            For

3.     Elect a Chair of the meeting                              Mgmt          For                            For

4.     Elect a person to co-sign the minutes together            Mgmt          For                            For
       with the Chair of the meeting

5.     Approve the notice and the agenda                         Mgmt          For                            For

6.     Approve the annual report and the accounts for            Mgmt          For                            For
       the Statoil Asa and the Statoil Group for 2005,
       including the Board of Directors  proposal
       for the distribution of the dividend; a dividend
       of NOK 8.20 per share

7.     Approve the remuneration of the Company s Auditor         Mgmt          For                            For

8.     Elect 8 Members and 3 Deputy Members to the               Mgmt          For                            For
       corporate assembly

9.     Approve to determine the remuneration for the             Mgmt          For                            For
       Members of the corporate assembly

10.    Amend the Articles of Association, Section 11-Election    Mgmt          For                            For
       Committee

11.    Elect the Members of the Election Committee               Mgmt          For                            For

12.    Approve to determine the remuneration for the             Mgmt          For                            For
       Members to the Election Committee

13.    Approve to reduce NOK 58.6 Million in the share           Mgmt          For                            For
       capital through share cancellation

14.    Grant authority to acquire Statoil shares in              Mgmt          For                            For
       the market for subsequent annulment

15.    Grant authority to acquire Statoil shares in              Mgmt          For                            For
       the market in order to continue implementation
       of the share saving plan for employees




--------------------------------------------------------------------------------------------------------------------------
 SUMITOMO TRUST & BANKING CO LTD                                                             Agenda Number:  701004309
--------------------------------------------------------------------------------------------------------------------------
        Security:  J77970101
    Meeting Type:  AGM
    Meeting Date:  29-Jun-2006
          Ticker:
            ISIN:  JP3405000005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            *

2      Amend Articles to: Adopt Reduction of  Liability          Mgmt          For                            *
       System for Outside Auditors, Adopt Reduction
       of Liability System for Outside Directors ,
       Allow Company to  Repurchase its Own Shares,
       Allow Disclosure of Shareholder Meeting Materials
       on the Internet, Approve Minor Revisions Related
       to the New Commercial Code,  Reduce Authorized
       Capital

3.1    Appoint a Director                                        Mgmt          For                            *

3.2    Appoint a Director                                        Mgmt          For                            *

3.3    Appoint a Director                                        Mgmt          For                            *

3.4    Appoint a Director                                        Mgmt          For                            *

3.5    Appoint a Director                                        Mgmt          For                            *

3.6    Appoint a Director                                        Mgmt          For                            *

3.7    Appoint a Director                                        Mgmt          For                            *

3.8    Appoint a Director                                        Mgmt          For                            *

3.9    Appoint a Director                                        Mgmt          For                            *

3.10   Appoint a Director                                        Mgmt          For                            *

3.11   Appoint a Director                                        Mgmt          For                            *

3.12   Appoint a Director                                        Mgmt          For                            *

3.13   Appoint a Director                                        Mgmt          For                            *




--------------------------------------------------------------------------------------------------------------------------
 SUN HUNG KAI PROPERTIES LTD                                                                 Agenda Number:  700817527
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y82594121
    Meeting Type:  AGM
    Meeting Date:  08-Dec-2005
          Ticker:
            ISIN:  HK0016000132
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the report of the Directors           Mgmt          No vote
       and the audited accounts for the YE 30 JUN
       2005

2.     Declare a final dividend                                  Mgmt          No vote

3.1.A  Re-elect Dr. Li Ka-Cheung, Eric as a Director             Mgmt          No vote

3.1.B  Re-elect Professor Wong Yue-Chim, Richard as              Mgmt          No vote
       a Director

3.1.C  Re-elect Dr. Lee Shau-Kee as a Director                   Mgmt          No vote

3.1.D  Re-elect Mr. Chan Kui-Yuen, Thomas as a Director          Mgmt          No vote

3.1.E  Re-elect Mr. Chan Kui-Ming as a Director                  Mgmt          No vote

3.1.F  Re-elect Mr. Kwong Chun as a Director                     Mgmt          No vote

3.1.G  Re-elect Mr. Wong Yick-Kam, Michael as a Director         Mgmt          No vote

3.1.H  Re-elect Mr. Wong Chik-Wing, Mike as a Director           Mgmt          No vote

3.2    Approve to fix the Directors  remuneration                Mgmt          No vote

4.     Re-appoint the Auditors and authorize the Board           Mgmt          No vote
       of Directors of the Company to fix their remuneration

5.     Authorize the Directors of the Company to repurchase      Mgmt          No vote
       shares of the Company during the relevant period,
       on The Stock Exchange of Hong Kong Limited
       or any other stock exchange recognized for
       this purpose by the Securities and Futures
       Commission of Hong Kong and The Stock Exchange
       of Hong Kong Limited under the Hong Kong Code
       on share repurchases, pursuant to the approval
       of this resolution, not exceeding 10% of the
       aggregate nominal amount of the issued share
       capital of the Company;  Authority expires
       the earlier of the conclusion of next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       to be held by its Articles of Association or
       by the Laws of Hong Kong

6.     Authorize the Directors, in addition to any               Mgmt          No vote
       other authority, to allot, issue and deal with
       additional shares in the capital of the Company
       and make or grant offers, agreements and options,
       including warrants, during and after the relevant
       period, not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company; plus b) the nominal amount
       of share capital repurchased by the Company
       up to 10% of the aggregate nominal amount
       of the issued share capital of the Company
       , otherwise than pursuant to i) a rights issue;
       or ii) any option scheme or similar arrangement
       for the time being adopted for the grant or
       issue to officers and/or employees of the Company
       and/or any of its subsidiaries of shares or
       rights to acquire shares of the Company ; or
       iii) any scrip dividend or similar arrangement
       providing for the allotment of shares in lieu
       of the whole or part of a dividend on shares
       of the Company in accordance with the Articles
       of Association of the Company;  Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM is required by its
       Articles of Association or by the Laws of Hong
       Kong to be held

7.     Authorize the Directors to exercise the powers            Mgmt          No vote
       of the Company referred to in Resolution 6
       in the notice convening this meeting in respect
       of the share capital of the Company




--------------------------------------------------------------------------------------------------------------------------
 TAKEDA PHARMACEUTICAL CO LTD                                                                Agenda Number:  700998353
--------------------------------------------------------------------------------------------------------------------------
        Security:  J8129E108
    Meeting Type:  AGM
    Meeting Date:  29-Jun-2006
          Ticker:
            ISIN:  JP3463000004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            *

2      Amend Articles to: Allow Disclosure of Shareholder        Mgmt          For                            *
       Meeting Materials on the   Internet, Allow
       Use of Electronic Systems for Public Notifications,
       Approve   Minor Revisions Related to the New
       Commercial Code

3.1    Appoint a Director                                        Mgmt          For                            *

3.2    Appoint a Director                                        Mgmt          For                            *

3.3    Appoint a Director                                        Mgmt          For                            *

4      Approve Provision of Retirement Allowance for             Mgmt          For                            *
       Directors




--------------------------------------------------------------------------------------------------------------------------
 TECK COMINCO LTD                                                                            Agenda Number:  700917341
--------------------------------------------------------------------------------------------------------------------------
        Security:  878742204
    Meeting Type:  MIX
    Meeting Date:  26-Apr-2006
          Ticker:
            ISIN:  CA8787422044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Elect the Directors, as specified                         Mgmt          For                            For

2.     Appoint PricewaterhouseCoopers LLP as the Auditors        Mgmt          For                            For
       and authorize the Directors to fix the Auditors
       remuneration

3.     Amend the 2001 Stock Option Plan                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TOTAL SA, COURBEVOIE                                                                        Agenda Number:  700911236
--------------------------------------------------------------------------------------------------------------------------
        Security:  F92124100
    Meeting Type:  MIX
    Meeting Date:  12-May-2006
          Ticker:
            ISIN:  FR0000120271
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       A Verification Period exists in France.  Please           Non-Voting    No vote
       see http://ics.adp.com/marketguide for complete
       information.  Verification Period:  Registered
       Shares: 1 to 5 days prior to the meeting date,
       depends on company s by-laws.  Bearer Shares:
       6 days prior to the meeting date.    French
       Resident Shareowners must complete, sign and
       forward the Proxy Card directly to the sub
       custodian.  Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.       The following
       applies to Non-Resident Shareowners:      Proxy
       Cards:  ADP will forward voting instructions
       to the Global Custodians that have become Registered
       Intermediaries, on ADP Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact ADP.
       Trades/Vote Instructions:  Since France
       maintains a Verification Period, for vote instructions
       submitted that have a trade transacted (sell)
       for either the full security position or a
       partial amount after the vote instruction has
       been submitted to ADP and the Global Custodian
       advises ADP of the position change via the
       account position collection process, ADP has
       a process in effect which will advise the Global
       Custodian of the new account position available
       for voting. This will ensure that the local
       custodian is instructed to amend the vote instruction
       and release the shares for settlement of the
       sale transaction.  This procedure pertains
       to sale transactions with a settlement date
       prior to Meeting Date + 1

O.1    Receive the report of the Directors and the               Mgmt          For                            For
       Auditor s general report; approves the Company
       s financial statements and the balance sheet
       for the YE 31 DEC 2005

O.2    Approve the report of the Board of Directors              Mgmt          For                            For
       and the Statutory Auditors and the consolidated
       financial statements for the said FY

0.3    Approve that the income for the FY be appropriated        Mgmt          For                            For
       as follows: earnings for the FY: 4,142,954,352.00;
       available retained earnings: EUR 1,458,995,601.00;
       amount to be allocated: EUR 5,601,949,953.00;
       total dividend: EUR 4,005,393,598.00 retained
       earnings: EUR 1,596,556,355.00; the shareholders
       will receive a net dividend of EUR 6.48 per
       share of EUR 10.00 face value; the shareholders
       meeting reminds an interim dividend of EUR
       3.00, entitling natural persons domiciled in
       France to the 50 % allowance provided by the
       French Tax Code, was already paid on 24 NOV
       2005 and the remaining dividend of EUR 3.48
       will be paid on 18 MAY, 2006, and will entitle
       natural persons domiciled in France to the
       40% allowance provided by the French Tax Code

O.4    Authorize the Board of Directors to transfer              Mgmt          For                            For
       the amount of EUR 2,807,661,894.50 posted to
       the special reserve of long-term capital gains
       to the retained earnings account, in the event
       of an option exercise pursuant to Article 39
       of the amended Finance Law for the year 2004

O.5    Acknowledge the special report of the Auditors            Mgmt          For                            For
       on agreements governed by Article L.225-38
       of the French Commercial Code; and approve
       said report and the agreements referred to
       therein

O.6    Authorizes the Board of Directors, in supersession        Mgmt          For                            For
       of the fraction unused of the authorization
       granted by the combined shareholders  meeting
       of 17 MAY 2005 in its Resolution No. 5, to
       purchase or sell company s shares in connection
       with the implementation of a Stock Repurchase
       Plan, subject to the conditions described below:
       maximum purchase price: EUR 300.00 per share
       of a par value of EUR 10.00, maximum number
       of shares to be acquired: 10 % of the share
       capital, i.e. 27,262,297 shares of a par value
       of EUR 10.00; maximum funds invested in the
       share buybacks: EUR 8,178,689,100.00;  Authority
       expires at the end of 18 months ; to take all
       necessary measures and accomplish all necessary
       formalities this authorization

O.7    Appoint Ms. Anne Lauvergeon as a Director for             Mgmt          For                            For
       a 3-year period

O.8    Appoint Mr. Daniel Bouton as a Director for               Mgmt          For                            For
       a 3-year period

O.9    Appoint Mr. Bertrand Collomb as a Director for            Mgmt          For                            For
       a 3-year period

O.10   Appoint Mr. Antoine Jeancourt-Galignani as a              Mgmt          For                            For
       Director for a 3-year period

O.11   Appoint Mr. Michel Pebereau as a Director for             Mgmt          For                            For
       a 3-year period

O.12   Appoint Mr. Pierre Vaillaud as a Director for             Mgmt          For                            For
       a 3-year period

O.13   Appoint Mr. Christophe De Margerie as a Director          Mgmt          For                            For
       for a 3-year period

E.14   Acknowledge the Contribution Agreement based              Mgmt          For                            For
       on the spin-offs legal framework, established
       by private agreement on 15 MAR 2006, under
       which it is stated that Total S.A. shall grant
       its shares to Arkema in the Companies Arkema
       France, Societe De Development Arkema  S.D.A
       , Arkema Finance France, Mimosa and Arkema
       Europe holdings BV; and approve all the terms
       of the Contribution Agreement and the contribution
       of a net value of EUR 1,544,175,344.82 that
       will come into effect on its effective date
       in consideration for this contribution, Arkema
       will increase the share capital by a nominal
       amount of EUR 605,670,910.00, by the creation
       of 60,567,091 shares, according to an exchange
       ratio of 1 Arkema share against 10 Total S.A.
       shares the number of shares and the nominal
       amount of capital increase will be adjusted
       according to then number of Company shares
       entitled to the allocation of Arkema shares,
       as the amount of capital increase is equal
       to the number of Arkema shares allocated by
       the Company to its own shareholders multiplied
       by the par value of the Arkema share, within
       the limit of a maximum nominal amount of capital
       increase in consideration for the contribution
       of EUR 609,670,910.00 by way of issuing a maximum
       number of 60,967,091 new Arkema shares  these
       new shares will be assimilated in all respects
       to the existing shares, will be subject to
       the statutory provisions and will grant entitlement
       to any distribution of dividend as from 01
       Jan 2005; the Arkema shares contribution of
       EUR 1,544,175,344.82 shall count against the
       issuance and contribution premium account which
       amounted to EUR 34,563,052,123.17 and will
       amount to EUR 33,018,876,778.35; and to the
       Chairman of the Board of Directors to take
       all necessary measures and accomplish all necessary
       formalities

E.15   Approve to reduce the nominal value of the shares         Mgmt          For                            For
       from EUR 10.00 to EUR 2.50; the number of exiting
       share will be multiplied by 4; authorize the
       Board of the Directors to all necessary measure;
       and amend Article 6

E.16   Amend Article 11-3 of the By-Laws: each Directors         Mgmt          Against                        Against
       shall hold at least 1,000 shares during his/her
       term of office




--------------------------------------------------------------------------------------------------------------------------
 TOYOTA MTR CR CORP MEDIUM TERM NTS BOOK ENTRY                                               Agenda Number:  701001745
--------------------------------------------------------------------------------------------------------------------------
        Security:  J92676113
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2006
          Ticker:
            ISIN:  JP3633400001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            *

2      Amend Articles to: Adopt Reduction of  Liability          Mgmt          For                            *
       System for Outside Auditors, Allow Disclosure
       of Shareholder Meeting Materials on the Internet,
       Appoint    Independent Auditors , Approve Minor
       Revisions Related to the New Commercial  Code

3.1    Appoint a Director                                        Mgmt          For                            *

3.2    Appoint a Director                                        Mgmt          For                            *

3.3    Appoint a Director                                        Mgmt          For                            *

3.4    Appoint a Director                                        Mgmt          For                            *

3.5    Appoint a Director                                        Mgmt          For                            *

3.6    Appoint a Director                                        Mgmt          For                            *

3.7    Appoint a Director                                        Mgmt          For                            *

3.8    Appoint a Director                                        Mgmt          For                            *

3.9    Appoint a Director                                        Mgmt          For                            *

3.10   Appoint a Director                                        Mgmt          For                            *

3.11   Appoint a Director                                        Mgmt          For                            *

3.12   Appoint a Director                                        Mgmt          For                            *

3.13   Appoint a Director                                        Mgmt          For                            *

3.14   Appoint a Director                                        Mgmt          For                            *

3.15   Appoint a Director                                        Mgmt          For                            *

3.16   Appoint a Director                                        Mgmt          For                            *

3.17   Appoint a Director                                        Mgmt          For                            *

3.18   Appoint a Director                                        Mgmt          For                            *

3.19   Appoint a Director                                        Mgmt          For                            *

3.20   Appoint a Director                                        Mgmt          For                            *

3.21   Appoint a Director                                        Mgmt          For                            *

3.22   Appoint a Director                                        Mgmt          For                            *

3.23   Appoint a Director                                        Mgmt          For                            *

3.24   Appoint a Director                                        Mgmt          For                            *

3.25   Appoint a Director                                        Mgmt          For                            *

3.26   Appoint a Director                                        Mgmt          For                            *

4.1    Appoint a Corporate Auditor                               Mgmt          For                            *

4.2    Appoint a Corporate Auditor                               Mgmt          For                            *

4.3    Appoint a Corporate Auditor                               Mgmt          For                            *

5      Authorize Use of Stock Options for Directors,             Other         For                            *
       Senior Executives and Employees

6      Approve Purchase of Own Shares                            Mgmt          For                            *

7      Approve Final Payment Associated with Abolition           Other         For                            *
       of Retirement Benefit System  for Directors
       and Auditors

8      Amend the Compensation to be Received by Directors        Mgmt          For                            *




--------------------------------------------------------------------------------------------------------------------------
 UBISOFT ENTERTAINMENT, MONTREUIL                                                            Agenda Number:  700792585
--------------------------------------------------------------------------------------------------------------------------
        Security:  F9396N106
    Meeting Type:  MIX
    Meeting Date:  21-Sep-2005
          Ticker:
            ISIN:  FR0000054470
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       A Verification Period exists in France. Please            Non-Voting    No vote
       see http://ics.adp.com/marketguide for complete
       information.  Verification Period:  Registered
       Shares: 1 to 5 days prior to the meeting date,
       depends on Company s by-laws.  Bearer Shares:
       6 days prior to the meeting date.    French
       Resident Shareowners must complete, sign and
       forward the Proxy Card directly to the sub
       custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:

O.1    Acknowledge the report of the Board of Directors          Mgmt          For                            For
       and the Auditors  general report; approve the
       Company s financial statements and the balance
       sheet for the YE 2004-2005, as presented; grant
       permanent discharge to the Board of Directors
       for the performance of their duties during
       the said FY

O.2    Approve to appropriate the profit for the year            Mgmt          For                            For
       of EUR 20,084,500.90 to the retained earnings
       account; following this appropriation, the
       carry forward account will show a new balance
       of EUR 5,508,661.79

O.3    Approve to discharge the retained losses account          Mgmt          For                            For
       by with-holding on the account other reserves;
       following this appropriation the retained losses
       account will show a new balance of EUR s 0

O.4    Approve to clear the amount of sums assigned              Mgmt          For                            For
       to the post long term capital gains toward
       the account other reserves

O.5    Acknowledge the reports of the Board of Directors         Mgmt          For                            For
       and the Statutory Auditors; approve the consolidated
       financial statements for the said FY

O.6    Approve the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L. 225-38 of
       the French Commercial Code and the agreements
       entered into or which remained in force during
       the FY

O.7    Authorize the Board of Directors to trade in              Mgmt          For                            For
       the Company s shares on the stock market, as
       per the following conditions: maximum purchase
       price: EUR 70.00, maximum number of shares
       to be traded: 10% maximum amount liable to
       be used for such repurchases: EUR 126,305,620.00;
       Authority expires at the end of 18 months

O.8    Grant all powers to the bearer of a copy or               Mgmt          For                            For
       an extract of the minutes of this meeting in
       order to accomplish all formalities, filings
       and registrations prescribed by law

E.9    Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, in one or more transactions,
       at its sole discretion, in favor of the Company
       s employees who are the Members of a Company
       Savings Plan;  Authority expires at end of
       18 months ; and for an amount, which shall
       not exceed 0.1% of the capital amount

E.10   Authorize the Board of Directors all powers               Mgmt          For                            For
       to grant, in one or more transactions, to beneficiaries
       to be chosen by it, options giving the right
       either to subscribe for new shares in the Company
       to be issued through a share capital increase,
       or to purchase existing shares purchased by
       the Company, it being provided that the options
       shall not give rights to a total number of
       shares, which shall exceed 3.5% of the capital
       amount;  Authority expires at the end of 38
       months

E.11   Authorize the Board of Directors all powers               Mgmt          For                            For
       to grant, in one or more transactions, to beneficiaries
       to be chosen in the Company s subsidiaries,
       options giving the right either to subscribe
       for new shares in the Company to be issued
       through a share capital increase, or to purchase
       existing shares purchased by the Company, it
       being provided that the options shall not give
       rights to a total number of shares, which shall
       exceed 2.5%;  Authority expires at the end
       of 12 months

E.12   Authorize the Board of Directors all powers               Mgmt          For                            For
       to grant, in one or more transactions, to contribution
       in kind beneficiaries to be chosen by it, options
       giving the right either to subscribe for new
       shares in the Company to be issued through
       a share capital increase, or to purchase existing
       shares purchased by the Company, it being provided
       that the options shall not give rights to a
       total number of shares, which shall exceed
       10%;  Authority expires at the end of 12 months

O.13   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital by canceling the shares held
       by the Company in connection with a Stock Repurchase
       Plan, provided that the total number of shares
       cancelled in the 24 MOIS months does not exceed
       10% of the capital;  Authority expires at the
       end of 18 months

O.14   Grant all powers to the bearer of a copy or               Mgmt          For                            For
       an extract of the minutes of this meeting in
       order to accomplish all formalities, filings
       and registrations prescribed by law




--------------------------------------------------------------------------------------------------------------------------
 UBS AG                                                                                      Agenda Number:  700889566
--------------------------------------------------------------------------------------------------------------------------
        Security:  H8920M855
    Meeting Type:  OGM
    Meeting Date:  19-Apr-2006
          Ticker:
            ISIN:  CH0012032030
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting    No vote
       IN THIS MARKET.  PLEASE CONTACT YOUR ADP CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS

1.     TO VOTE IN THE UPCOMING MEETING, YOUR NAME MUST           Registration  For                            *
       BE NOTIFIED TO THE COMPANY REGISTRAR AS BENEFICIAL
       OWNER BEFORE THE RECORD DATE.  PLEASE ADVISE
       US NOW IF YOU INTEND TO VOTE.  NOTE THAT THE
       COMPANY REGISTRAR HAS DISCRETION OVER GRANTING
       VOTING RIGHTS.  ONCE THE AGENDA IS AVAILABLE,
       A SECOND NOTIFICATION WILL BE ISSUED REQUESTING
       YOUR VOTING INSTRUCTIONS




--------------------------------------------------------------------------------------------------------------------------
 VALLOUREC USINES A TUBES DE LORRAINE ESCAUT ET VALLOUREC REUNIES, BOULOGNE BILLA            Agenda Number:  700945732
--------------------------------------------------------------------------------------------------------------------------
        Security:  F95922104
    Meeting Type:  MIX
    Meeting Date:  01-Jun-2006
          Ticker:
            ISIN:  FR0000120354
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN EGM                           Non-Voting    No vote

       Registered Shares: 1 to 5 days prior to the               Non-Voting    No vote
       meeting date, depends on company s by-laws.
       Bearer Shares: 6 days prior to the meeting
       date.    French Resident Shareowners must complete,
       sign and forward the Proxy Card directly to
       the sub custodian.  Please contact your Client
       Service Representative to obtain the necessary
       card, account details and directions.
       The following applies to Non-Resident Shareowners:
       Proxy Cards:  ADP will forward voting
       instructions to the Global Custodians that
       have become Registered Intermediaries, on ADP
       Vote Deadline Date.  In capacity as Registered
       Intermediary, the Global Custodian will sign
       the Proxy Card and forward to the local custodian.
       If you are unsure whether your Global Custodian
       acts as Registered Intermediary, please contact
       ADP.    Trades/Vote Instructions:  Since France
       maintains a Verification Period, for vote instructions
       submitted that have a trade transacted (sell)
       for either the full security position or a
       partial amount after the vote instruction has
       been submitted to ADP and the Global Custodian
       advises ADP of the position change via the
       account position collection process, ADP has
       a process in effect which will advise the Global
       Custodian of the new account position available
       for voting. This will ensure that the local
       custodian is instructed to amend the vote instruction
       and release the shares for settlement of the
       sale transaction.  This procedure pertains
       to sale transactions with a settlement date
       prior to Meeting Date + 1

1.     Approve to split the nominal value of each share          Mgmt          For                            For
       into 5, reducing from EUR 20.00 to EUR 4.00
       the nominal value of the shares; the 53,001,660
       new shares will be allocated to the shareholders
       of the Company as follows: 5 new shares for
       1 held share; this division will be effective
       as of 18 JUL 2006; consequently, and amend
       Article 6 of the By-Laws  capital stock  as
       follows: the share capital is set at EUR 212,006,640.00
       and is divided into 53,001,660 shares, of a
       par value of EUR 4.00 each; this splitting
       of shares will multiply by 5 the number of
       free shares allocated by the Executive Committee
       on 16 JAN 2006, by decision of the Supervisory
       Board of 14 DEC 2005, within the framework
       of the authorization given by the resolution
       9 of the combined shareholders  meeting of
       07 JUN 2005 to the employees and Corporate
       officers of the Company

2.     Amend Article number 8 of the By-Laws relating            Mgmt          For                            For
       to the exceeding of thresholds by adding a
       new paragraph to the end of the Article: paragraph
       5 - exceeding of statutory thresholds

3.     Approve to dismiss the Members of the Executive           Mgmt          For                            For
       Committee by the extraordinary shareholders
       meeting and amend Article number 9, 10 and
       13 of the By-laws

4.     Amend Article number 9 of the By-laws: Article            Mgmt          For                            For
       9 - composition of the Executive Committee;
       the Members are elected for a maximum period
       of 6 years; the age limit for the term of Member
       of the Executive Committee is 65 years

5.     Approve to change the age limit for the Members           Mgmt          For                            For
       of the Supervisory Board and consequently and
       Amend Article number 10 of the By-Laws: (-)
       Article 10 - composition

6.     Approve to create the function of control agent           Mgmt          For                            For
       and resolves to complete the By-Laws of the
       Company by  the Article 10 a; Article 10 a:
       Control agents

7.     Appoint, subject to the adoption of the previous          Mgmt          For                            For
       resolution, Mr. Arnaud Leenhardt as Control
       Agent, for a period of 4 years

8.     Approve that the shareholders  meetings will              Mgmt          For                            For
       take place at the head office or in any other
       place of metropolitan France and resolves to
       amend Article number 12 of the By-laws; Article
       12-Participation

9.     Amend Article number 13 of the By-laws relating           Mgmt          For                            For
       to the quorum of ordinary shareholders  meetings;
       Article 13 - quorum and majority

10.    Amend Article number 14 of the By-laws relating           Mgmt          For                            For
       to the quorum of extraordinary shareholders
       meetings: Article 14 - quorum and majority

11.    Authorize the Executive Committee all powers              Mgmt          For                            For
       to grant, in one or more transactions, to Employees,
       Managers and Corporate Officers of the Company
       and the related Companies, options giving the
       right to purchase existing shares purchased
       by the Company, it being provided that the
       options shall not give rights to a total number
       of shares, which shall exceed 10% of the share
       capital; the present authorization is granted
       for a period of 38 months; and to take all
       necessary measures and accomplish all necessary
       formalities.

12.    Approve to grant full powers to the bearer of             Mgmt          For                            For
       an original, a copy or extract of the minutes
       of this meeting to carry out all filings, publications
       and other formalities prescribed by Law




--------------------------------------------------------------------------------------------------------------------------
 VALLOUREC USINES A TUBES DE LORRAINE ESCAUT ET VALLOUREC REUNIES, BOULOGNE BILLA            Agenda Number:  700948699
--------------------------------------------------------------------------------------------------------------------------
        Security:  F95922104
    Meeting Type:  OGM
    Meeting Date:  01-Jun-2006
          Ticker:
            ISIN:  FR0000120354
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       A Verification Period exists in France.  Please           Non-Voting    No vote
       see http://ics.adp.com/marketguide for complete
       information.  Verification Period:  Registered
       Shares: 1 to 5 days prior to the meeting date,
       depends on company s by-laws.  Bearer Shares:
       6 days prior to the meeting date.    French
       Resident Shareowners must complete, sign and
       forward the Proxy Card directly to the sub
       custodian.  Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.       The following
       applies to Non-Resident Shareowners:      Proxy
       Cards:  ADP will forward voting instructions
       to the Global Custodians that have become Registered
       Intermediaries, on ADP Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact ADP.
       Trades/Vote Instructions:  Since France
       maintains a Verification Period, for vote instructions
       submitted that have a trade transacted (sell)
       for either the full security position or a
       partial amount after the vote instruction has
       been submitted to ADP and the Global Custodian
       advises ADP of the position change via the
       account position collection process, ADP has
       a process in effect which will advise the Global
       Custodian of the new account position available
       for voting. This will ensure that the local
       custodian is instructed to amend the vote instruction
       and release the shares for settlement of the
       sale transaction.  This procedure pertains
       to sale transactions with a settlement date
       prior to Meeting Date + 1

1.     Approve the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225-86 of
       the French Commercial Code and acknowledges
       the agreements entered into and which remained
       in force during the FY

2.     Receive the reports of the Executive Committee,           Mgmt          For                            For
       the report of the Chairman of the Supervisory
       Board on the internal controle, the report
       of the Supervisory Board and the Auditors
       general report and approve the Company s financial
       statements and the balance sheet for the YE
       31 DEC 2005, as presented

3.     Receive the reports of the Executive Committee,           Mgmt          For                            For
       the Supervisory Board and the Statutory Auditors
       and approve the consolidated financial statements
       for the said FY, in the form presented to the
       meeting and earnings: EUR 632,389,000.00

4.     Receive the recommendations of the Executive              Mgmt          For                            For
       Committee and the income for the FY be appropriated
       as follows: EUR 14,144,934.26 allocated to
       the legal reserve for EUR 1,460,752.00 allocation
       of the balance, EUR 12,684,182.26, added to
       a sum of EUR 106,039,536.14 withdrawn from
       the retained earnings for EUR 101,916,198.73,
       and on the general reserves account for EUR
       4,123,337.41, i.e. a total amount of EUR 118,723,718.40,
       to the payment of a dividend and an interim
       dividend of EUR 4.00, i.e. a global amount
       of EUR 41,322,332.00, the remaining dividend
       of EUR 7.20, corresponding to a total dividend
       of EUR 11.20, for each of the 10,600,332 shares,
       the dividend will be paid on 05 JUL 2006, and
       will entitle natural persons to the 40% allowance
       as required by law

5.     Ratify the appointment of Mr. Heinz-Jorg Fuhrmann         Mgmt          For                            For
       as a Member of the Supervisory Board, until
       the end of this shareholders  meeting

6.     Approve to renew the appointment of Mr. Patrick           Mgmt          For                            For
       Boissier as a Member of the Supervisory Board
       for a period of 5-year

7.     Approve to renew the appointment of Mr. Wolfgang          Mgmt          For                            For
       Eging as a Member of the Supervisory Board
       for a period of 5-year

8.     Approve to renew the appointment of Mr. Heinz-Jorg        Mgmt          For                            For
       Fuhrmann as a Member of the Supervisory Board
       for a period of 5-year

9.     Approve to renew the appointment of Mr. Denis             Mgmt          For                            For
       Gautier-Savagnac as a Member of the Supervisory
       Board for a period of 5-year

10.    Approve to renew the appointment of Mr. Jean-Paul         Mgmt          For                            For
       Parayre as a Member of the Supervisory Board
       for a period of 5-year

11.    Appoint KPMG as the Statutory Auditor for a               Mgmt          For                            For
       period of 6-year

12.    Appoint Deloitte ET Associes as the Statutory             Mgmt          For                            For
       Auditor for a period of 6-year

13.    Appoint SCP Jean-Claude Andre ET Autres as a              Mgmt          For                            For
       Deputy Auditor for a period of 6-year

14.    Approve to renew appointment of Mr. Beas Sarl             Mgmt          For                            For
       as a Deputy Auditor of Deloitte Associs for
       a period of 6-year

15.    Approve to award total annual fees of EUR 400,000.00      Mgmt          For                            For
       to the Supervisory Board

16.    Authorize the Executive Committee, in supersession        Mgmt          For                            For
       of the authorization granted by the shareholders
       meeting of 07 JUN 2005, to buy back the Company
       s shares on the open market, subject to the
       following: maximum number of shares to be acquired:
       10% of the share capital, maximum funds invested
       in the share buybacks: EUR 750,000,000.00;
       Authority expires at the end of 18 month ;
       and to take all necessary measures and accomplish
       all necessary formalities




--------------------------------------------------------------------------------------------------------------------------
 VINCI SA, RUEIL MALMAISON                                                                   Agenda Number:  700947421
--------------------------------------------------------------------------------------------------------------------------
        Security:  F5879X108
    Meeting Type:  MIX
    Meeting Date:  09-May-2006
          Ticker:
            ISIN:  FR0000125486
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       16 MAY 2006 . CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED.  THANK
       YOU

       A Verification Period exists in France.  Please           Non-Voting    No vote
       see http://ics.adp.com/marketguide for complete
       information.  Verification Period:  Registered
       Shares: 1 to 5 days prior to the meeting date,
       depends on company s by-laws.  Bearer Shares:
       6 days prior to the meeting date.  French Resident
       Shareowners must complete, sign and forward
       the Proxy Card directly to the sub custodian.
       Please contact your Client Service Representative
       to obtain the necessary card, account details
       and directions.     The following applies to
       Non-Resident Shareowners:

O.1    Receive the report of the Board of Directors              Mgmt          For                            For
       on the Group management and the report of the
       Statutory Auditors on the consolidated financial
       statements, approve the consolidated financial
       statements for the FYE on 31 DEC 2005, in the
       form presented to the meeting, showing consolidated
       net income Group share of EUR 871,200,000.00

O.2    Receive the report of the Board of Directors              Mgmt          For                            For
       and the Auditors  general report and approve
       the Company s financial statements and the
       balance sheet for the YE 31 DEC 2005, as presented
       the shareholders  meeting approves the amount
       of the charges that were not tax-deductible
       Article 39.4 of the general taxing code

O.3    Approve that the net earnings for the FY of               Mgmt          For                            For
       EUR 716,140,619.61, plus retained earnings
       of EUR 2,502,597,085.65, representing a distributable
       income of EUR 3,218,737,705.26, be appropriated
       as follows: to the shareholders as an interim
       dividend: EUR 133,921,851.70 to the shareholders
       as an additional dividend: EUR 249,025,819.90
       legal reserve: EUR 14,504,334.00 retained earnings:
       EUR 2,821,285,699.66 total: EUR 3,218,737,705.26
       the shareholders  meeting reminds that an interim
       dividend of EUR 0.70 was already paid on 20
       DEC 2005; when the interim dividend payment
       was carried out by 31 DEC 2005 at the latest,
       it entitled natural persons domiciled in France
       to the 50% allowance referred to in Article
       158-3-2 of the general Taxing Code; when the
       interim dividend payment was carried out after
       01 JAN 2006, it entitled to the 40% allowance
       Article 76 of the 2006 Financing Law ; an
       additional dividend of EUR 1.30 for each of
       the 191,558,323 shares will entitle natural
       persons domiciled in France to the 40% allowance
       Article 76 of the 2006 Financing Law ; it
       will be paid on 18 MAY 2006; the shareholders
       meeting acknowledges that, at the close of
       the Board of Directors dated 28 FEB 2006, the
       total number of shares comprising the share
       capital is 198,170,737; in the event that the
       Company holds a number of its own shares, on
       the day the dividend is paid, different to
       6,612,414, the amount of the unpaid dividend
       on such shares shall be allocated to the retained
       earnings account as required by law

O.4    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Articles L. 225-38 ET
       Seq. of the French Commercial Code, approve
       to said report and the agreements referred
       to therein

O.5    Ratify the co-optation of Mr. Xavier Huillard             Mgmt          For                            For
       as a Director, to replace Mr. Henri Saint-Olive,
       for the remainder of Mr. Henri Saint-Olive
       s term of office, i.e. until the shareholders
       meeting called to approve the financial statements
       for the 2005 FY; and the shareholders  meeting
       renews the appointment of Mr. Xavier Huillard
       as a Director for a 4-year period

O.6    Approve to renew the appointment of Mr. Dominique         Mgmt          For                            For
       Ferrero as a Director for a 4-year period

O.7    Approve to renew the appointment of Mr. Alain             Mgmt          For                            For
       Minc as a Director for a 4-year period

O.8    Approve to renew the appointment of Mr. Yves-Thibault     Mgmt          For                            For
       De Silguy as a Director for a 4-year period

O.9    Approve to renew the appointment of Mr. Willy             Mgmt          For                            For
       Stricker as a Director for a 4-year period

O.10   Appoint Mr. Henri Saint Olive as a Director               Mgmt          For                            For
       for a 4-year period

O.11   Appoint Mr. Bernard Val as a Director for a               Mgmt          For                            For
       4-year period

O.12   Receive the report of the Board of Directors,             Mgmt          For                            For
       its special report on the transactions carried
       out in connection with the existing self-held
       share buyback program dated 2005-2006 and the
       description of the new buyback program dated
       2006-2007 and authorize the Board of Directors
       to acquire Company s shares on the stock market,
       subject to the conditions described below:
       maximum purchase price: EUR 130.00, maximum
       number of shares to be acquired: 10% of the
       share capital, maximum funds invested in the
       share buybacks: EUR 2,000,000,000.00;  the
       number of shares acquired by the Company with
       a view to their retention or their subsequent
       delivery in payment or exchange as part of
       external growth transactions cannot exceed
       5% of its capital;  Authority expires at the
       end of 18 months ; it supersedes the one granted
       by the shareholders  meeting of 28 APR 2005
       in its Resolution O.8 and to take all necessary
       measures and accomplish all necessary formalities

E.13   Receive the report of the Board of Directors,             Mgmt          For                            For
       its special report on the transactions carried
       out in connection with the existing self-held
       share buyback program dated 2005-2006 and the
       description of the new buyback program dated
       2006-2007 and authorize the Board of Directors
       to reduce the share capital, on one or more
       occasions and at its sole discretion, by canceling
       all or part of the shares held by the Company
       in connection with a stock repurchase plan,
       up to a maximum of 10% of the share capital
       over a 24 month period;  Authority expires
       at the end of 18 months ; it supersedes the
       one granted by the shareholders  meeting of
       21 APR 2005 in its Resolution O.9 and to take
       al1 necessary measures and accomplish all necessary
       formalities

E.14   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital on one or more occasions,
       at its sole discretion, in favour of the Members
       of the Vinci s Company Savings plan or a Group
       savings plan of Vinci and of its affiliated
       Companies;  Authority expires at the end of
       26 months ; and for anmount that shall not
       exceed 2% of the number of shares comprising
       the share capital and to take all necessary
       measures and accomplish all necessary formalities
       and the delegation adopted by the Resolution
       E.14 of the shareholders  meeting of 12 DEC
       2001 will remain in force until its expiring
       date 11 DEC 2006

E.15   Authorize the Board of Directors to grant, for            Mgmt          For                            For
       free, on one or more occasions, existing shares
       acquired by the Company, in favour of the employees
       and-or the Corporate Officers of the Company
       and related Companies and they may not represent
       more than 0.90% of the number of shares comprising
       the share capital;  Authority expires at the
       end of 38 months ; and to take all necessary
       measures and accomplish all necessary formalities

E.16   Amend article number 10A of the bylaws - holding          Mgmt          For                            For
       of the capital in order to set at 1% of the
       capital, of the voting rights or securities
       giving access to the Company capital, or at
       a multiple of this fraction, the obligation
       to declare the exceeding of one of these thresholds

E.17   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by law




--------------------------------------------------------------------------------------------------------------------------
 VODAFONE GROUP PLC                                                                          Agenda Number:  932371343
--------------------------------------------------------------------------------------------------------------------------
        Security:  92857W100
    Meeting Type:  Annual
    Meeting Date:  26-Jul-2005
          Ticker:  VOD
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1     TO RECEIVE THE REPORT OF THE DIRECTORS AND FINANCIAL      Mgmt          For                            For
       STATEMENTS

O2     DIRECTOR
       LORD MACLAURIN                                            Mgmt          For                            For
       PAUL HAZEN                                                Mgmt          For                            For
       ARUN SARIN                                                Mgmt          For                            For
       SIR JULIAN HORN-SMITH                                     Mgmt          For                            For
       PETER BAMFORD                                             Mgmt          For                            For
       THOMAS GEITNER                                            Mgmt          For                            For
       DR MICHAEL BOSKIN                                         Mgmt          For                            For
       LORD BROERS                                               Mgmt          For                            For
       JOHN BUCHANAN                                             Mgmt          For                            For
       PENNY HUGHES                                              Mgmt          For                            For
       PROF. JURGEN SCHREMPP                                     Mgmt          For                            For
       LUC VANDEVELDE                                            Mgmt          For                            For
       SIR JOHN BOND                                             Mgmt          For                            For
       ANDREW HALFORD                                            Mgmt          For                            For

O16    TO APPROVE A FINAL DIVIDEND OF 2.16P PER ORDINARY         Mgmt          For                            For
       SHARE

O17    TO APPROVE THE REMUNERATION REPORT                        Mgmt          For                            For

O18    TO APPOINT DELOITTE & TOUCHE LLP AS AUDITORS              Mgmt          For                            For

O19    TO AUTHORISE THE AUDIT COMMITTEE TO DETERMINE             Mgmt          For                            For
       THE AUDITORS REMUNERATION

O20    TO AUTHORISE DONATIONS UNDER THE POLITICAL PARTIES,       Mgmt          For                            For
       ELECTIONS AND REFERENDUMS ACT 2000

O21    TO RENEW AUTHORITY TO ALLOT SHARES UNDER ARTICLE          Mgmt          For                            For
       16.2 OF THE COMPANY S ARTICLES OF ASSOCIATION

S22    TO RENEW AUTHORITY TO DISAPPLY PRE-EMPTION RIGHTS         Mgmt          For                            For
       UNDER ARTICLE 16.3 OF THE COMPANY S ARTICLES
       OF ASSOCIATION

S23    TO AUTHORISE THE COMPANY S PURCHASE OF ITS OWN            Mgmt          For                            For
       SHARES (SECTION 166, COMPANIES ACT 1985)

S24    TO APPROVE CHANGES TO THE COMPANY S MEMORANDUM            Mgmt          For                            For
       AND ARTICLES OF ASSOCIATION

O25    TO APPROVE THE VODAFONE GLOBAL INCENTIVE PLAN             Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 VODAFONE GROUP PLC NEW                                                                      Agenda Number:  700766249
--------------------------------------------------------------------------------------------------------------------------
        Security:  G93882101
    Meeting Type:  AGM
    Meeting Date:  26-Jul-2005
          Ticker:
            ISIN:  GB0007192106
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report of the Directors and financial         Mgmt          For                            For
       statements for the year ended 31 MAR 2005

2.     Re-elect Lord MacLaurin of Knebworth, DL, as              Mgmt          For                            For
       a Director of the Company who retires voluntarily

3.     Re-elect Mr. Paul Hazen as a Director of the              Mgmt          For                            For
       Company, who retires in accordance with the
       Company's Articles of Association

4.     Re-elect Mr. Arun Sarin as a Director of the              Mgmt          For                            For
       Company, who retires in accordance with the
       Company's Articles of Association

5.     Re-elect Sir Julian Horn-Smith as a Director              Mgmt          For                            For
       of the Company, who retires voluntarily

6.     Re-elect Mr. Peter Bamford as a Director of               Mgmt          For                            For
       the Company, who retires voluntarily

7.     Re-elect Mr. Thomas Geitner as a Director of              Mgmt          For                            For
       the Company, who retires voluntarily

8.     Re-elect Dr. Michael Boskin as a Director of              Mgmt          For                            For
       the Company, who retires in accordance with
       the Company's Articles of Association

9.     Re-elect Mr. Lord Broers as a Director of the             Mgmt          For                            For
       Company, who retires voluntarily

10.    Re-elect Mr. John Buchanan as a Director of               Mgmt          For                            For
       the Company, who retires voluntarily

11.    Re-elect Mr. Penny Hughes as a Director of the            Mgmt          For                            For
       Company, who retires in accordance with the
       Company's Articles of Association

12.    Re-elect Professor Jurgen Schrempp as a Director          Mgmt          For                            For
       of the Company, who retires voluntarily

13.    Re-elect Mr. Luc Vandevelde as a Director of              Mgmt          For                            For
       the Company, who retires voluntarily

14.    Elect Sir John Bond as a Director of the Company,         Mgmt          For                            For
       who retires in accordance with the Company's
       Articles of Association

15.    Elect Mr. Andrew Halford as a Director of the             Mgmt          For                            For
       Company

16.    Declare a final dividend recommended by the               Mgmt          For                            For
       Directors of 2.16p per ordinary share for the
       year ended 31 MAR 2005 payable on the ordinary
       shares of the Company to all members whose
       names appeared on the Register of Members on
       03 JUN 2005 and that such dividend be paid
       on 05 AUG 2005

17.    Approve the remuneration report of the Board              Mgmt          For                            For
       for the year ended 31 MAR 2005

18.    Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For
       to the Company until the next AGM

19.    Authorize the Audit Committee to determine the            Mgmt          For                            For
       remuneration of the Auditors

20.    Authorize the Company and any Company which               Mgmt          For                            For
       is or becomes a subsidiary of the Company during
       the period to which this Resolution relates,
       for the purposes of Part XA of the Companies
       Act 1985 to: i) make Donations to EU Political
       Organizations not exceeding GBP 50,000 in total;
       and ii) to incur EU Political Expenditure not
       exceeding GBP 50,000 in total, during the period
       ending on the date of the Company's AGM in
       2006; for the purposes of this Resolution,
       the expressions 'Donations', 'EU Political
       Organizations' and 'EU Political Expenditure'
       have the meanings set out in Part XA of the
       Companies Act 1985  as amended by the Political
       Parties, Elections and Referendums Act 2000

21.    Approve to renew the authority conferred on               Mgmt          For                            For
       the Directors by Article 16.2 of the Company's
       Articles of Association for this purpose: the
       Section 80 amount be USD 900,000,000; and the
       prescribed period be the period ending on the
       date of the AGM in 2006 or on 26 OCT 2006,
       whichever is the earlier

S.22   Approve, subject to the passing of Resolution             Mgmt          For                            For
       21, to renew the power conferred on the Directors
       by Article 16.3 of the Company's Articles of
       Association for the prescribed period specified
       in Resolution 21 and for such period the Section
       89 amount be USD 320,000,000 with such amount
       including the sale of ordinary shares held
       in treasury

S.23   Authorize the Company, for the purposes of Section        Mgmt          For                            For
       166 of the Companies Act 1985, to make market
       purchases  as defined in Section 163 of that
       Act  of ordinary shares of USD 0.10 each in
       the capital of the Company provided that: the
       maximum aggregate number of ordinary shares
       which may be purchased is 6,400,000,000; the
       minimum price which may be paid for each ordinary
       share is USD 0.10; the maximum price  excluding
       expenses  which may be paid for any ordinary
       share is an amount equal to 105% of the average
       of the middle market quotation of the Company's
       ordinary shares as derived from the Official
       List of the London Stock Exchange for the five
       business days immediately preceding the day
       on which such share is contracted to be purchased;
       and this authority shall expire at the conclusion
       of the AGM of the Company held in 2006 or on
       26 OCT 2006, whichever is the earlier, unless
       such authority is renewed prior to that time
       except in relation to the purchase of ordinary
       shares the contract for which was concluded
       before the expiry of such authority and which
       might be executed wholly or partly after such
       expiry

S.24   Approve that the Company's Memorandum of Association      Mgmt          For                            For
       be amended to add the following object 24:
       "(24) To provide a Director with funds to meet
       reasonable expenditure incurred or to be incurred
       by him in defending any civil or criminal proceedings,
       or in connection with any application under
       those provisions of the Companies Act 1985
       referred to in section 337A of that Act, and
       to do anything to enable a Director to avoid
       incurring such reasonable expenditure, to the
       extent permitted by law.'; and the following
       additional bullet point be added to Article
       110.2 to allow Directors to vote on the issue
       of indemnification and funding of Directors'
       defence costs: 'any proposal relating to: (i)
       the granting of an indemnity to Directors;
       or (ii) the funding of reasonable expenditure
       by one or more Directors in defending civil
       or criminal proceedings, or in connection with
       any application under the provisions of the
       Companies Act 1985 referred to in Section 337A(2)
       of that Act; or (iii) the doing of anything
       to enable such a Director or Directors to avoid
       incurring such expenditure, by the Company
       or any of its subsidiary undertakings.'; and
       that Article 152.2 of the Company's Articles
       of Association be amended to read as follows:
       'So far as the Companies Acts allow, the Secretary
       and other officers of the Company are exempted
       from any liability to the Company where that
       liability would be covered by the indemnity
       in Article 152.1.' and that the following Article
       152.3 be inserted into the Company's Articles
       of Association; 'So far as the Companies Acts
       allow, the Company or any of its subsidiary
       undertakings may: (i) provide a Director with
       funds to meet expenditure incurred or to be
       incurred by him in defending any civil or criminal
       proceedings, or in connection with any application
       under the provisions of the Companies Act 1985
       referred to in Section 337A(2) of that Act;
       and (ii) may do anything to enable a Director
       to avoid incurring such expenditure, but so
       that the terms set out in Section 337A(4) of
       that Act shall apply to any such provision
       of funds or other things done'

25.    Approve the Vodafone Global Incentive Plan                Mgmt          For                            For
       the "Plan"  and authorize the Directors to
       take all actions that they consider necessary
       or desirable to implement and establish the
       Plan; and to implement and establish further
       plans based on the Plan modified to take account
       of local tax, exchange controls or securities
       laws in overseas territories, provided that
       any shares made available under such further
       plans are treated as counting against any limits
       on individual or overall participation under
       the Plan



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Tax-Managed International Equity Portfolio
By (Signature)       /s/ Duncan W. Richardson
Name                 Duncan W. Richardson
Title                President
Date                 08/25/2006